UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

                   CERTIFIED SHAREHOLDER REPORT OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANIES

                  Investment Company Act file number: 811-7603
                  --------------------------------------------

                   MELLON INSTITUTIONAL FUNDS MASTER PORTFOLIO
          -------------------------------------------------------------
               (Exact name of registrant as specified in charter)

     Mellon Financial Center, One Boston Place, Boston, Massachusetts 02108
         ---------------------------------------------------------------
               (Address of principal executive offices) (Zip code)

                                Barbara A. McCann
                          Vice President and Secretary
                       One Boston Place, Boston, MA 02108
         ---------------------------------------------------------------
                     (Name and address of agent for service)

                                 with a copy to:

                           Christopher P. Harvey, Esq.
                    Wilmer Cutler Pickering Hale and Dorr LLP
                                 60 State Street
                           Boston, Massachusetts 02109

       Registrant's telephone number, including area code: (617) 248-6000
           -----------------------------------------------------------

                      Date of fiscal year end: September 30
                   ------------------------------------------

                  Date of reporting period: September 30, 2005
                     --------------------------------------

Item 1.  Reports to Stockholders.




                                             [LOGO] Mellon
                                                    --------------------------
                                                    Mellon Institutional Funds


Annual Report                     The Boston Company
                                  Large Cap Core Fund
--------------------------------------------------------------------------------
Year Ended September 30, 2005

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.

Any information in this shareholder report regarding market or economic trends or the factors influencing the Fund's historical or future performance are statements of the opinion of Fund management as of the date of this report. These statements should not be relied upon for any other purposes. Past performance is no guarantee of future results, and there is no guarantee that market forecasts discussed will be realized.

Commencing with the fiscal quarter ending December 31, 2004, the Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. The Fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington D.C. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of the Fund's portfolio holdings, view the most recent quarterly holdings report, semi-annual report or annual report on the Fund's web site at http://melloninstitutionalfunds.com.

To view the Fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30 visit http://melloninstitutionalfunds.com or the SEC's web site at http://www.sec.gov. You may also call 1-800-221-4795 to request a free copy of the proxy voting guidelines.

[LOGO] Mellon
       --------------------------
       Mellon Institutional Funds

November 2005

Dear Mellon Institutional Fund Shareholder:

Enclosed you will find your Fund's annual report for the fiscal year ended September 30, 2005.

Financial markets mostly treaded water over the past 12 months, as investors grappled with the economic impact of soaring energy costs and the prospect of higher inflation. Despite the potential drag to the U.S. economy due to damage inflicted by Hurricanes Katrina and Rita, the Federal Reserve gave every indication that it intended to continue its steady tightening of short term rates. This signals the Fed's belief that inflation is a greater threat than that of recession.

While the stock market does not appear to be anticipating a recession, it showed few signs of bullishness. The S&P 500 moved sideways over the year, mostly within the 1150 - 1200 range, at a time when corporations are flush with cash and profit margins and cash flows are generally healthy. The reasons for muted enthusiasm aren't hard to find: consumer confidence is on the decline and the energy supply shock is injecting new uncertainty. Demand is still strong around the world but there are risks, particularly with inflationary expectations creeping higher. The main risk is that tighter monetary policy will dampen demand.

The bond market displayed a similar ambivalence. On the one hand, it was difficult for bond investors to do more than "earn their coupon" as the yield curve flattened. Yields on short term Treasury bills moved from just over 2% at the start of the year to over 3.6% in October; yields on 20-year Treasury bonds started and ended at 4.75% over the same period. On the other hand, despite hurricanes and the downgrading of GM, the spread of high yield bonds over Treasuries widened only minimally. This is a clear signal that bond investors were still embracing risk - something they were not likely to do if an economic downturn had been anticipated.

We believe that the current inflation pressures will be mitigated over time by broader trends within the world economy, particularly the disinflationary aspects of global trade. Profit growth is likely to slow in 2006, but from a relatively strong position. The consensus U.S. forecast still calls for reasonably solid real economic growth of about 3.3% and the return of the world's second largest economy, Japan, to sustainable growth.

We wish to thank you for your business and confidence in Mellon Institutional Funds. Please feel free to contact us with questions or comments.

Sincerely,

/s/ Patrick J. Sheppard
-----------------------
Patrick J. Sheppard
President and CEO
Mellon Institutional Funds

                    One Boston Place o Boston, MA 02108-4402
                        A Mellon Asset Management Company

                   Mellon Institutional Funds Investment Trust
                     The Boston Company Large Cap Core Fund

                       Management Discussion and Analysis
--------------------------------------------------------------------------------

September 2005

Despite global challenges and overall weakness in domestic manufacturing, the less cyclical US economic signs remain strong. Financial markets have absorbed the rise in energy costs rather well, notwithstanding the intermittent supply shocks we have experienced. Much of the focus has been on the tightening pace of the Federal Reserve, as the recent year ending 9/30/05 captured 7 of the 10 consecutive rate increases. Low nominal inflation is oddly in tandem with low real bond yields, implying that there is an abundance of savings globally.

For the 12 months ending September 30, 2005, The Boston Company Large Cap Core Fund had a total return of 13.37%. This put the Large Cap Core Fund ahead of the S&P 500 at 12.25%. The annual return was distributed more favorably across the large capitalization spectrum of equities than it has been in the recent three years.

While small and mid-cap companies have not conceded entirely their 5-year run of equity market leadership, we believe that 2006 will be a more expensive operating environment for businesses. From an absolute return perspective, the energy and utilities sectors led the market, while both information technology and consumer staples also showed significant strength. Our portfolio stock selection was overwhelmingly positive, contributing over 95% of our out performance versus the S&P 500 index.

Regardless of the direction of the economy or the markets, the disciplined investment approach used to manage the Fund has not varied. Our focus is on finding undervalued companies with improving business momentum. The process begins with a computerized ranking of approximately 1000 large and liquid stocks. The computer modeling identifies those companies that have the most attractive combination of low valuations and business strength. Using this list of ranked candidates, the analysts conduct further research to identify those companies in the best position to maintain their business momentum. The process allows the Fund's holdings to have what we believe to be an attractive combination of better than average business strength and better than average valuations. The strategy does not guarantee superior performance, but we believe that over time our stock selection will be successful.

Although there is no precise measurement of duration for the mid-cycle slowdown that we are experiencing, we acknowledge that the post-2002 bull market is coming up on its third anniversary- which is an average cycle for a bull market. The economy has been resilient, due to the stimulus within the housing sector, steady job growth and low inflation. Our outlook is keenly aware of the trend in rising interest rates and the impact of higher fuel costs on both consumers and businesses because we understand that these higher input costs

                   Mellon Institutional Funds Investment Trust
                     The Boston Company Large Cap Core Fund

                       Management Discussion and Analysis
--------------------------------------------------------------------------------

will eventually become a drag on expansion. Equities remain attractive despite the continued moderation of corporate profit growth. In addition, consumer goods prices are more affected by currency and global competitive forces, and despite the rampant run-up in energy prices, global inflation is trending lower and slowing demand will keep a lid on goods prices. Against this backdrop we will seek to find opportunities in the larger, more globally diversified businesses that produce healthy earnings and consistent cash flow, with a preference for companies that are returning value to shareholders through dividends and share repurchases. Thank you for your continued support.

   /s/ Martin Stephan                       /s/ Sean Fitzgibbon
   ------------------                       -------------------
   Martin Stephan                           Sean Fitzgibbon

                   Mellon Institutional Funds Investment Trust
                     The Boston Company Large Cap Core Fund

   Comparison of Change in Value of $100,000 Investment in The Boston Company Large Cap Core Fund and the Standard & Poor's 500 Composite Stock Price Index
--------------------------------------------------------------------------------

[The data in this line chart is a representation of the printed material]

                                            Standard & Poor's 500
                           TBC                 Composite Stock
 PERIOD            Large Cap Core Fund          Price Index *
9/30/95                  100,000                   100,000
12/31/95                 103,899                   106,016
3/31/96                  111,002                   111,705
6/30/96                  113,983                   116,712
9/30/96                  119,636                   120,321
12/31/96                 131,787                   130,341
3/31/97                  133,334                   133,843
6/30/97                  156,827                   157,188
9/30/97                  178,081                   168,960
12/31/97                 179,586                   173,811
3/31/98                  202,286                   198,039
6/30/98                  198,513                   204,614
9/30/98                  161,470                   184,307
12/31/98                 192,528                   223,519
3/31/99                  179,084                   234,651
6/30/99                  193,449                   251,160
9/30/99                  181,314                   235,517
12/31/99                 192,192                   270,532
3/31/00                  202,600                   276,728
6/30/00                  199,261                   269,378
9/30/00                  211,265                   266,767
12/31/00                 228,249                   245,909
3/31/01                  215,944                   216,773
6/30/01                  219,906                   229,450
9/30/01                  196,088                   195,785
12/31/01                 209,692                   216,704
3/31/02                  214,432                   217,302
6/30/02                  195,172                   188,206
9/30/02                  161,388                   155,710
12/31/02                 172,948                   168,829
3/31/03                  166,229                   163,512
6/30/03                  192,419                   188,670
9/30/03                  196,483                   193,662
12/31/03                 220,033                   217,228
3/31/04                  224,622                   220,904
6/30/04                  225,633                   224,704
9/30/04                  222,477                   220,502
12/31/04                 244,254                   240,849
3/31/05                  241,144                   235,677
6/30/05                  243,296                   238,901
9/30/05                  252,153                   247,510

                          Average Annual Total Returns
                          (for period ended 9/30/2005)
--------------------------------------------------------------------------------

               1 Year         3 Years         5 Years       10 Years    Since Inception
                                                                           1/3/1991
---------------------------------------------------------------------------------------
Fund           13.34%          16.04%          3.60%          9.69%        12.49%

* Source: Lipper Inc.

Average annual total returns reflect the change in the value of an investment, assuming reinvestment of the fund's dividend income and capital gains. The $100,000 line graph and the fund's returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. During periods of reimbursement by the fund's investment adviser (if applicable), the fund's total return will be greater than it would be had the reimbursement not occurred. Past performance is not predictive of future performance.

                  Mellon Institutional Funds Investment Trust
                     The Boston Company Large Cap Core Fund

                           Shareholder Expense Example
--------------------------------------------------------------------------------

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including redemption fees, and (2) ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (April 1, 2005 to September 30, 2005).

Actual Expenses

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000.00=8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expenses ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

                                                                                                        Expenses Paid
                                                       Beginning                Ending                  During Period+
                                                       Account                  Account Value           April 1, 2005
                                                       Value April 1, 2005      September 30, 2005      to September 30, 2005
-----------------------------------------------------------------------------------------------------------------------------
Actual                                                  $1,000.00                      $1,045.70                $4.36(1)
Hypothetical (5% return
  per year before expenses)                             $1,000.00                      $1,020.81                $4.31(1)

--------------
+ Expenses are equal to the Fund's annualized expense ratio of 0.85%, multiplied by the average account value over the period, multiplied by 183/365 (to reflect the one-half year period).
(1) The example reflects both the expenses of the Fund and the master portfolio in which the Fund invests all of its assets.

                  Mellon Institutional Funds Investment Trust
                     The Boston Company Large Cap Core Fund

           Portfolio Information as of September 30, 2005 (Unaudited)
--------------------------------------------------------------------------------

                                                         Percentage of
Top Ten Holdings*            Sector                       Investments
----------------------------------------------------------------------
Exxon Mobil Corp             Energy                           3.6%
General Electric Corp        Industrials                      3.1
Microsoft Corp               Information Technology           2.7
Bank of America Corp         Financials                       2.6
Altria Group, Inc            Consumer Staples                 2.4
Citigroup, Inc               Financials                       2.3
Procter & Gamble Co          Consumer Staples                 2.0
Wachovia Corp                Financials                       1.9
Pfizer, Inc                  Health Care                      1.9
Johnson & Johnson            Health Care                      1.8
                                                            -----
                                                            24.3%

* Excludes short-term investments and investment of cash collateral.

                                        Percentage of
Economic Sector Allocation               Net Assets
-----------------------------------------------------
Basic Materials                             2.7%
Consumer Discretionary                     11.0
Consumer Staples                           11.1
Energy                                     10.1
Financials                                 19.2
Health Care                                13.4
Industrials                                11.3
Information Technology                     14.9
Telecommunication Service                   2.3
Utilities                                   3.5
Short-term and Net Other Assets             0.5
                                          -----
                                          100.0%

The Boston Company Large Cap Core Fund invests all of its investable assets in an interest of The Boston Company Large Cap Core Portfolio (See Note 1 of the Fund's Notes to Financial Statements). The Portfolio is actively managed. Current holdings may be different than those presented above.

                   Mellon Institutional Funds Investment Trust
                     The Boston Company Large Cap Core Fund

                       Statement of Assets and Liabilities
                               September 30, 2005
--------------------------------------------------------------------------------

Assets
  Investment in The Boston Company Large Cap Core Portfolio ("Portfolio"), at value (Note 1A)              $46,049,074
  Receivable for Fund shares sold                                                                                  700
  Prepaid expenses                                                                                              11,733
                                                                                                           -----------
  Total assets                                                                                              46,061,507
Liabilities
  Accrued transfer agent fees (Note 2)                                                        $ 1,485
  Professional fees                                                                            23,751
  Accrued expenses and other liabilities                                                          289
                                                                                               ------
  Total liabilities                                                                                             25,525
                                                                                                           -----------
Net Assets                                                                                                 $46,035,982
                                                                                                           ===========
Net Assets consist of:
  Paid-in capital                                                                                          $35,413,431
  Accumulated net realized gain                                                                              5,620,304
  Undistributed net investment income                                                                          212,245
  Net unrealized appreciation                                                                                4,790,002
                                                                                                           -----------
Total Net Assets                                                                                           $46,035,982
                                                                                                           ===========
Shares of beneficial interest outstanding                                                                    1,163,328
                                                                                                           ===========
Net Asset Value, offering and redemption price per share
  (Net Assets/Shares outstanding)                                                                              $ 39.57
                                                                                                               =======

   The accompanying notes are an integral part of the financial statements.

                   Mellon Institutional Funds Investment Trust
                     The Boston Company Large Cap Core Fund

                            Statement of Operations
                      For the Year Ended September 30, 2005
--------------------------------------------------------------------------------

Investment Income (Note 1B)
  Dividend income allocated from Portfolio (net of foreign withholding taxes of $2,058                      $1,057,159
  Interest income allocated from Portfolio                                                                      22,700
  Expenses allocated from Portfolio                                                                           (390,985)
                                                                                                             ---------
   Net investment income allocated from Portfolio                                                              688,874

Expenses
  Transfer agent fees (Note 2)                                                               $ 13,693
  Registration fees                                                                            16,400
  Professional fees                                                                            36,180
  Insurance expense                                                                               550
  Trustees' fees (Note 2)                                                                       1,501
  Miscellaneous expenses                                                                       11,842
                                                                                              -------
   Total expenses                                                                                               80,166
                                                                                                               -------
    Net investment income                                                                                      608,708
                                                                                                               -------

Realized and Unrealized Gain (Loss)
  Net realized gain (loss) allocated from Portfolio on:
   Investment securities                                                                    7,109,706
   Future contracts                                                                            (1,378)
                                                                                            ---------
     Net realized gain (loss)                                                                                7,108,328
  Change in unrealized appreciation (depreciation) allocated from Portfolio on:
   Investment securities                                                                     (561,491)
   Future contracts                                                                             1,192
                                                                                            ---------
    Change in net unrealized appreciation (depreciation)                                                      (560,299)
  Net realized and unrealized gain (loss)                                                                    6,548,029
                                                                                                            ----------
Net Increase in Net Assets from Operations                                                                  $7,156,737
                                                                                                            ==========

   The accompanying notes are an integral part of the financial statements.

                  Mellon Institutional Funds Investment Trust
                     The Boston Company Large Cap Core Fund

                      Statements of Changes in Net Assets
--------------------------------------------------------------------------------

                                                                                  For the                  For the
                                                                                Year Ended                Year Ended
                                                                             September 30, 2005        September 30, 2004
                                                                             ------------------        ------------------
Increase (Decrease) in Net Assets:
From Operations
  Net investment income                                                          $   608,708               $   397,729
  Net realized gain (loss)                                                         7,108,328                 5,036,921
  Change in net unrealized appreciation (depreciation)                              (560,299)                2,262,590
                                                                                   ---------                 ---------
  Net increase (decrease) in net assets from investment operations                 7,156,737                 7,697,240
                                                                                   ---------                 ---------
Distributions to Shareholders (Note 1C)
  From net investment income                                                        (528,108)                 (568,427)
                                                                                   ---------                 ---------
  Total distributions to shareholders                                               (528,108)                 (568,427)
                                                                                   ---------                 ---------

Fund Share Transactions (Note 4)
  Net proceeds from sale of shares                                                 5,655,789                 6,450,338
  Value of shares issued in reinvestment of distributions                            376,548                   401,721
  Cost of shares redeemed                                                        (22,691,547)              (22,063,953)
                                                                                ------------              ------------
  Net increase (decrease) in net assets from Fund share transactions             (16,659,210)              (15,211,894)
                                                                                ------------              ------------

Total Increase (Decrease) in Net Assets                                          (10,030,581)               (8,083,081)

Net Assets
  At beginning of period                                                          56,066,563                64,149,644
                                                                                 -----------                ----------
  At end of period (including undistributed net
   investment income of $212,245 and $138,723)                                   $46,035,982               $56,066,563
                                                                                 ===========               ===========

   The accompanying notes are an integral part of the financial statements.

                   Mellon Institutional Funds Investment Trust
                     The Boston Company Large Cap Core Fund

                              Financial Highlights
--------------------------------------------------------------------------------

                                                                                  Year Ended September 30,
                                                              ----------------------------------------------------------------
                                                               2005           2004           2003           2002          2001
                                                              ------         ------         ------         ------        -----
Net Asset Value, Beginning of Period                          $ 35.24      $ 31.43        $ 26.13       $ 34.00       $ 41.71
                                                              -------      -------        -------       -------       -------
From Investment Operations:
  Net investment income* (a)                                     0.41         0.23           0.36          0.32          0.39
  Net realized and unrealized gains (loss) on investments        4.28(b)      3.92(b)        5.30         (5.77)(b)    (2.77)
                                                              -------      -------        -------       -------       -------
Total from operations                                            4.69         4.15           5.66         (5.45)       (2.38)
                                                              -------      -------        -------       -------       -------
Less Distributions to Shareholders:
  From net investment income                                    (0.36)       (0.34)         (0.36)        (0.21)       (0.29)
  From net realized gains on investments                           --           --             --         (2.21)       (5.04)
                                                              -------       ------        -------       -------       -------
Total distributions to shareholders                             (0.36)       (0.34)         (0.36)        (2.42)       (5.33)
                                                              -------       ------        -------       -------       -------
Net Asset Value, End of Period                                $ 39.57      $ 35.24        $ 31.43       $ 26.13       $ 34.00
                                                              =======      =======        =======       =======       =======

Total Return                                                    13.34%       13.23%(c)      21.76%(c)    (17.70)%(c)    (7.18)%(c)
Ratios/Supplemental data:
  Expenses (to average daily net assets)* (d)                    0.85%        0.83%          0.71%         0.71%         0.71%
  Net Investment Income (to average daily net assets)*           1.10%        0.67%          1.23%         0.96%         1.00%
  Net Assets, End of Period (000's omitted)                   $46,036      $56,067        $64,150       $55,029       $75,489

-------------
* For the periods indicated, the investment advisor voluntarily agreed not to impose a portion of its investment advisory fee and/or reimbursed the Fund for all or a portion of its operating expenses. If this voluntary action had not been taken, the investment income per share and the ratios would have been:

Net investment income per share (a)                               N/A       $ 0.23         $ 0.29        $ 0.27        $ 0.38
Ratios (to average daily net assets):
  Expenses (d)                                                    N/A         0.84%          0.93%         0.83%         0.73%
  Net Investment Income                                           N/A         0.66%          1.01%         0.84%         0.98%

(a) Calculated based on average shares outstanding.

(b) Amounts includes litigation proceeds received by the Portfolio of $0.02 for the year ended September 30, 2005, $0.06 for the year ended September 30, 2004 and $0.02 for the year ended September 30, 2002.

(c) Total return would have been lower in the absence of expense waivers.

(d) Includes the Fund's share of the Portfolio's allocated expenses.

   The accompanying notes are an integral part of the financial statements.

                   Mellon Institutional Funds Investment Trust
                     The Boston Company Large Cap Core Fund

                          Notes to Financial Statements
--------------------------------------------------------------------------------

(1)  Significant Accounting Policies:

     Mellon Institutional Funds Investment Trust (the "Trust") is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended, as an open-end, management investment company. The Boston Company Large Cap Core Fund (the "Fund") is a separate diversified investment series of the Trust.

     The objective of the Fund is to achieve long-term growth of capital. The Fund invests all of its investable assets in an interest of The Boston Company Large Cap Core Portfolio (the "Portfolio"), a subtrust of Mellon Institutional Funds Master Portfolio (the "Portfolio Trust"), which is organized as a New York trust, and which has the same investment objective as the Fund. The Portfolio seeks to achieve its objective by investing, under normal circumstances, at least 80% of net assets in equity securities in companies that appear to be undervalued relative to underlying business fundamentals. The value of the Fund's investment in the Portfolio reflects the Fund's proportionate interest in the net assets of the Portfolio. As of September 30, 2005 the Fund owned 100% of the Portfolio's net assets. The performance of the Fund is directly affected by the performance of the Portfolio. The financial statements of the Portfolio are included elsewhere in this report and should be read in conjunction with the Fund's financial statements.

     The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements. The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

     A.   Investment security valuations

     The Fund records its investment in the Portfolio at value based on the net asset value of the Portfolio. The method by which the Portfolio values its securities is discussed in Note 1A of the Portfolio's Notes to Financial Statements, which are included elsewhere in this report.

     B.   Securities transactions and income

     Investment transactions are recorded as of the trade date. Currently, the Fund's net investment income consists of the Fund's pro rata share of the net investment income of the Portfolio, less expenses of the Fund determined in accordance with accounting principles generally accepted in the United States of America. The Fund's realized and unrealized gains and losses represent its share of the gains and losses of the Portfolio.

     C.   Distributions to shareholders

     Distributions to shareholders are recorded on ex-dividend date. The Fund's dividends from short-term and long-term capital gains, if any, after reduction of capital losses will be declared and distributed at least annually. In determining the amounts of its dividends, the Fund will take into account its share of the income, gains or losses, expenses, and any other tax items of the Portfolio.

     Dividends from net investment income and distributions from capital gains, if any, are reinvested in additional shares of the Fund unless a shareholder elects to receive them in cash. Income and capital gain distributions are determined in accordance with income tax regulations which may differ from accounting principles generally accepted in the United States of America. These differences are primarily due to differing treatments for wash sales, post-October losses and realized and unrealized gains or losses on futures.

     Permanent book and tax basis differences will result in reclassifications to undistributed net investment income, accumulated net realized gain
     (loss) and paid in capital. Undistributed net investment income and accumulated net realized gain (loss) on investments may include temporary book and tax basis differences which will reverse in a subsequent period. Any taxable income or gain remaining at fiscal year end is distributed in the following year.

     D.   Expenses

     The majority of expenses of the Trust or Portfolio Trust are directly identifiable to an individual fund or portfolio. Expenses which are not readily identifiable to a specific fund are allocated among Funds of the Trust taking into consideration, among other things, the nature and type of expense and the relative size of the funds or portfolios.

     E.   Commitment and contingencies

     In the normal course of business, the Fund may enter into contracts and agreements that contain a variety of representations and warranties, which provide general indemnifications. The maximum exposure to the Fund under these arrangements is unknown, as this would involve future claims that may be made against the Fund that have not yet occurred. However, based on experience, the Fund expects the risks of loss to be remote.

                   Mellon Institutional Funds Investment Trust
                     The Boston Company Large Cap Core Fund

                          Notes to Financial Statements
--------------------------------------------------------------------------------

(2)  Investment Advisory Fee and Other Transactions With Affiliates:

     The Fund does not directly pay any investment advisory fees, but indirectly bears its pro rata share of the compensation paid by the Portfolio to The Boston Company Asset Management, LLC ("TBCAM") a wholly-owned subsidiary of Mellon Financial Corporation, for such services. See Note 2 of the Portfolio's Notes to Financial Statements which are included elsewhere in this report.

     The Fund entered into an agreement with Dreyfus Transfer, Inc., a wholly owned subsidiary of The Dreyfus Corporation, a wholly owned subsidiary of Mellon Financial Corporation and an affiliate of TBCAM, to provide personnel and facilities to perform transfer agency and certain shareholder services for the Fund. For these services the Fund pays Dreyfus Transfer, Inc. a fixed fee plus per account and transaction based fees, as well as, out-of-pocket expenses. Pursuant to this agreement the Fund was charged $13,693 during the period ended September 30, 2005.

     Effective July 1, 2005, the Trust reimburses Mellon Institutional Asset Management for a portion of the salary of the Trust's Chief Compliance Officer. For the period ended September 30, 2005, the Fund was charged $1,134. No other director, officer or employee of TBCAM or its affiliates received any compensation from the Trust or the Fund for serving as an officer or Trustee of the Trust. The Trust pays each Trustee who is not a director, officer or employee of TBCAM or its affiliates an annual fee and a per meeting fee as well as reimbursement for travel and out of pocket expenses. In addition, the Trust pays the legal fees for the independent counsel of the Trustees.

     The Fund pays administrative service fees. These fees are paid to affiliated or unaffiliated retirement plans, omnibus accounts and platform administrators and other entities ("Plan Administrators") that provide record keeping and/or other administrative support services to retirement plans and their participants. As compensation for such services, the Fund may pay each Plan Administrator a service fee in an amount of up to 0.15% (on an annualized basis) of the Fund's average daily net assets attributable to fund shares that are held in accounts serviced by such Plan Administrator. The Fund's adviser or its affiliates may pay additional compensation from their own resources to Plan Administrators and other entities for administrative services, as well as in consideration of marketing or other distribution-related services. These payments may provide an incentive for these entities to actively promote the Fund or cooperate with the distributor's promotional efforts.

(3)  Investment Transactions:

     Increases and decreases in the Fund's investment in the Portfolio for the period ended September 30, 2005, aggregated $6,081,476 and $23,303,488, respectively. The Fund receives a proportionate share of the Portfolio's income, expenses, and realized and unrealized gains and losses based on applicable tax allocation rules. Book/tax differences arise when changes in proportionate interest for funds investing in the Portfolio occur. During 2005, the Fund reclassified from paid-in capital to unrealized appreciation on investments $1,219,899 that had been allocated to other entities previously invested in the Portfolio but since ceased operations, as this amount, when realized by the Portfolio will be allocated to the Fund as the only investor in the Portfolio.

(4)  Shares of Beneficial Interest:

     The Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest having a par value of one cent per share. Transactions in Fund shares were as follows:

                                                                    For the                   For the
                                                                  Year Ended                 Year Ended
                                                              September 30, 2005           September 30, 2004
                                                              ------------------           ------------------
     Shares sold                                                     148,469                      185,329
     Shares issued to shareholders in
     reinvestment of distributions                                     9,893                       11,699
     Shares redeemed                                                (585,936)                    (647,475)
     Net increase (decrease)                                        (427,574)                    (450,447)

At September 30, 2005, one shareholder of record held approximately 19% of the total outstanding shares of the Fund. Investment activities of this shareholder could have a material impact on the Fund.

The Fund imposes a redemption fee of 2% of the net asset value of the shares, with certain exceptions, which are redeemed or exchanged less than 30 days from the day of their purchase. The redemption fee is paid directly to the Fund, and is designed to offset brokerage commissions, market impact, and other costs associated with short-term trading. The fee does not apply to shares that were acquired through reinvestment of distributions. For the period ended September 30, 2005, the Fund received no redemption fees.

                   Mellon Institutional Funds Investment Trust
                     The Boston Company Large Cap Core Fund

                          Notes to Financial Statements
--------------------------------------------------------------------------------

(5)  Federal Taxes:

     As a regulated investment company qualified under Subchapter M of the Internal Revenue Code, the Fund is not subject to income taxes to the extent that it distributes substantially all of its taxable income for its fiscal year.

     As of September 30, 2005, the components of distributable earnings on a tax basis were as follows:

     Undistributed ordinary income          $1,119,069
     Undistributed capital gains            $4,867,463

     Tax character of distributions paid during the fiscal year ended September 30, 2005, and September 30, 2004 were as follows:

       Distributions paid from:                   2005            2004
                                                  ----            ----
       Ordinary income                          $528,108      $568,427

        See corresponding master portfolio for tax basis unrealized appreciation/(depreciation) information.

                   Mellon Institutional Funds Investment Trust
                     The Boston Company Large Cap Core Fund

             Report of Independent Registered Public Accounting Firm
--------------------------------------------------------------------------------

To the Trustees of the Mellon Institutional Funds Investment Trust and Shareholders of The Boston Company Large Cap Core Fund:

In our opinion, the accompanying statement of assets and liabilities, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of The Boston Company Large Cap Core Fund (the "Fund") at September 30, 2005, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at September 30, 2005 by correspondence with the custodian, provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP
New York, New York
November 18, 2005

                   Mellon Institutional Funds Master Portfolio
                  The Boston Company Large Cap Core Portfolio

                   Schedule of Investments--September 30, 2005
--------------------------------------------------------------------------------

                                                                        Value
Security                                                    Shares     (Note 1A)
---------------------------------------------------------------------------------

UNAFFILIATED INVESTMENTS--99.6%

EQUITIES--99.5%

Basic Materials--2.7%
Alcoa, Inc.                                                 15,690    $  383,150
Dow Chemical Co.                                            10,000       416,700
El Du Pont de Nemours & Co.                                  6,410       251,080
PPG Industries, Inc.                                         3,280       194,143
                                                                      ----------
                                                                       1,245,073
                                                                      ----------
Consumer Discretionary--11.0%
Advance Auto Parts, Inc. (a)                                 7,395       286,039
Carnival Corp.                                               4,380       218,912
Coach, Inc. (a)                                              6,470       202,899
Comcast Corp. (a)                                           11,176       328,351
Dex Media, Inc.                                              2,900        80,591
Hilton Hotels Corp.                                          9,260       206,683
Marriott International, Class A                              6,720       423,360
McDonalds Corp.                                             18,400       616,216
NIKE, Inc., Class B                                          2,770       226,254
Nordstrom Inc.                                               6,330       217,246
Omnicom Group                                                2,670       223,292
J.C. Penny Company, Inc.                                     6,620       313,920
The Home Depot, Inc.                                        10,500       400,470
Time Warner, Inc.                                           30,590       553,985
Walt Disney Co.                                             21,420       516,865
Whirlpool Corporation                                        3,300       250,041
                                                                      ----------
                                                                       5,065,124
                                                                      ----------
Consumer Staples--11.1%
Altria Group, Inc.                                          14,940     1,101,227
CVS Corp.                                                    9,100       263,991
Dean Foods Corp. (a)                                         8,500       330,310
Diageo PLC--ADR                                               3,840      222,758
Gillette Co.                                                 9,870       574,434
Kellogg Co.                                                  4,910       226,498
Pepsico, Inc.                                                9,640       546,684
Procter & Gamble Co.                                        15,200       903,792
The Kroger Co. (a)                                          11,290       232,461
Wal-Mart Stores, Inc.                                       15,610       684,030
                                                                      ----------
                                                                       5,086,185
                                                                      ----------
Energy--10.1%
Anadarko Petroleum Corp.                                     1,870       179,053
BP PLC                                                       3,690       261,437
Chevron Corp.                                                5,932       383,978
ConocoPhillips                                              10,870       759,922
Devon Energy Corp.                                           9,380       643,843

    The accompanying notes are an integral part of the financial statements.

                   Mellon Institutional Funds Master Portfolio
                  The Boston Company Large Cap Core Portfolio

                   Schedule of Investments--September 30, 2005
--------------------------------------------------------------------------------

                                                                         Value
Security                                                    Shares     (Note 1A)
---------------------------------------------------------------------------------

Energy (continued)
Exxon Mobil Corp.                                           25,714   $ 1,633,868
Transocean, Inc. (a)                                         5,420       332,300
Weatherford International Ltd. (a)                           6,600       453,156
                                                                      ----------
                                                                       4,647,557
                                                                      ----------
Financial--19.2%
American Express Co.                                         4,060       233,206
American International Group                                 5,569       345,055
Axis Capital Holdings Ltd.                                  12,100       344,971
Bank of America Corp.                                       28,270     1,190,167
Capital One Financial Corp.                                  5,700       453,264
Chubb Corp.                                                  5,210       466,556
CIT Group, Inc.                                             10,030       453,155
Citigroup, Inc.                                             22,996     1,046,778
Countrywide Financial Corp.                                  5,710       188,316
E*TRADE Financial Corp. (a)                                 16,240       285,824
Freddie Mac                                                  3,030       171,074
Fannie Mae                                                   3,620       162,248
Franklin Resources, Inc.                                     3,130       262,795
Goldman Sachs Group, Inc.                                    4,080       496,046
Hartford Financial Services Group Inc.                       3,020       233,053
JPMorgan Chase & Co.                                         6,130       207,991
Lehman Brothers Holdings, Inc.                               3,680       428,646
Merrill Lynch & Co., Inc.                                    3,600       220,860
Northern Trust Corp.                                         4,810       243,146
Radian Group, Inc.                                           4,440       235,764
The Bear Stearns Companies, Inc.                             3,000       329,250
Wachovia Corp.                                              18,120       862,331
                                                                      ----------
                                                                       8,860,496
                                                                      ----------
Health Care--13.4%
Amgen, Inc. (a)                                              2,830       225,466
Cephalon, Inc. (a)                                           4,760       220,959
Fisher Scientific International                              7,200       446,760
Gebzyme Corp. (a)                                            3,700       265,068
Hospira, Inc. (a)                                            5,870       240,494
Johnson & Johnson                                           12,840       812,515
Laboratory Corp. of America Holdings (a)                     3,570       173,895
Omnicare, Inc.                                               4,590       258,096
Pfizer, Inc.                                                34,140       852,476
St. Jude Medical, Inc.                                       5,260       246,168
Sanofi-Aventis ADR                                           5,220       216,891
Thermo Electron Corp. (a)                                    7,630       235,767
Triad Hospitals (a)                                          7,380       334,093

    The accompanying notes are an integral part of the financial statements.

                   Mellon Institutional Funds Master Portfolio
                  The Boston Company Large Cap Core Portfolio

                   Schedule of Investments--September 30, 2005
--------------------------------------------------------------------------------

                                                                         Value
Security                                                    Shares     (Note 1A)
--------------------------------------------------------------------------------

Health Care (continued)
WebMD Corp. (a)                                             29,670     $ 328,744
Wellpoint, Inc. (a)                                          7,740       586,847
Wyeth                                                       15,990       739,857
                                                                      ----------
                                                                       6,184,096
                                                                      ----------
Industrial--11.3%
Caterpillar, Inc.                                            3,920       230,300
Danaher Corp.                                                7,600       409,108
Eaton Corp.                                                  5,140       326,647
Emerson Electric Co.                                         5,200       373,360
General Electric Corp.                                      42,320     1,424,914
Honeywell International, Inc.                                4,270       160,125
Lockheed Martin Corp.                                        4,390       267,966
Norfolk Southern Corp.                                      14,000       567,840
Rockwell Automation, Inc.                                    5,410       286,189
Textron, Inc.                                                4,710       337,801
Tyco International Ltd                                      15,550       433,068
United Technologies Corp.                                    7,100       368,064
                                                                      ----------
                                                                       5,185,382
                                                                      ----------
Information Technology--14.9%
Apple Computer, Inc. (a)                                     7,600       407,436
Applied Materials, Inc.                                     10,490       177,910
CheckFree Corp. (a)                                          7,110       268,900
Cisco Systems, Inc. (a)                                      9,950       178,404
Dell, Inc. (a)                                               5,320       181,944
EMC Corp./Massachusetts                                     20,510       265,399
Global Payments, Inc.                                        3,880       301,554
Google, Inc. (a)                                               950       300,637
Hewlett-Packard Co.                                         19,890       580,788
Ingram Micro Inc., Class A (a)                              12,840       238,054
Intel Corp.                                                 16,890       416,339
International Business Machines Corp.                        9,410       754,870
Microsoft Corp.                                             47,200     1,214,456
Motorola, Inc.                                             16,140       356,533
National Semiconductor Corp.                                 8,600       226,180
Oracle Corp. (a)                                            27,090       335,645
Qualcomm, Inc.                                               6,950       311,013
Texas Instruments, Inc.                                     10,730       363,747
                                                                      ----------
                                                                       6,879,809
                                                                      ----------
Telecommunication Service--2.3%
SBC Communications, Inc.                                    22,710       544,359
Verizon Communications, Inc.                                16,000       523,040
                                                                       ---------
                                                                       1,067,399
                                                                      ----------

    The accompanying notes are an integral part of the financial statements.

                  Mellon Institutional Funds Master Portfolio
                   The Boston Company Large Cap Core Portfolio

                   Schedule of Investments--September 30, 2005
--------------------------------------------------------------------------------

                                                                                                               Value
Security                                                                                        Shares       (Note 1A)
------------------------------------------------------------------------------------------------------------------------

Utilities--3.5%
Constellation Energy Group, Inc.                                                                 10,600      $  652,960
P G & E Corp.                                                                                    14,600         573,050
Sempra Energy                                                                                     7,900         371,772
                                                                                                            -----------
                                                                                                              1,597,782
                                                                                                            -----------
TOTAL EQUITIES (COST $41,028,919)                                                                            45,818,903
                                                                                                            -----------

SHORT-TERM INVESTMENTS--0.1%                                          Rate      Maturity       Par Value
                                                                    --------   ----------     -----------
U.S. Government--0.1%
U.S. Treasury Bill (b) (Cost$49,654)                                  3.32%    12/15/2005      $ 50,000          49,672
                                                                                                            -----------
TOTAL UNAFFILIATED INVESTMENTS (Cost $41,078,573)                                                            45,868,575
                                                                                                            -----------

AFFILIATED INVESTMENTS--0.6%                                                                   Shares
                                                                                              ---------
Dreyfus Institutional Preferred Plus Money Market Fund
  (c) (Cost $295,595)                                                 3.73%                     295,595         295,595
                                                                                                            -----------
TOTAL INVESTMENTS--100.2% (Cost $41,374,168)                                                                 46,164,170
                                                                                                            -----------
Liabilities in Excess of Other Assets--(0.2%)                                                                  (115,096)
                                                                                                            -----------
NET ASSETS-100%                                                                                             $46,049,074
                                                                                                            ===========

Notes to Schedule of Investments:

ADR-American Depository Receipt.

(a) Non-income producing security.

(b) Rate noted is yield to maturity.

(c) Affiliated institutional money market fund.

    The accompanying notes are an integral part of the financial statements.

                  Mellon Institutional Funds Master Portfolio
                  The Boston Company Large Cap Core Portfolio

                       Statement of Assets and Liabilities
                               September 30, 2005
--------------------------------------------------------------------------------

Assets
  Investments in securities (Note 1A):
   Unaffiliated issuers, at value (Note 1A) (cost $41,078,573)                                             $45,868,575
   Affiliated issuers, at value (Note 1E) (cost $295,595)                                                      295,595
  Receivable for investments sold                                                                              962,376
  Interest and dividends receivable                                                                             53,869
  Prepaid expenses                                                                                               9,232
                                                                                                           -----------
  Total assets                                                                                              47,189,647
Liabilities
  Payable for investments purchased                                                       $ 1,093,175
  Accrued accounting, administration and custody fees (Note 2)                                  6,295
  Accrued trustees' fees and expenses (Note 2)                                                  3,655
  Other accrued expenses and liabilities                                                       37,448
                                                                                          -----------
  Total liabilities                                                                                          1,140,573
                                                                                                           -----------
Net Assets (applicable to investors' beneficial interest)                                                  $46,049,074
                                                                                                           ===========

    The accompanying notes are an integral part of the financial statements.

                   Mellon Institutional Funds Master Portfolio
                  The Boston Company Large Cap Core Portfolio

                             Statement of Operations
                      For the Year Ended September 30, 2005
--------------------------------------------------------------------------------

Investment Income (Note 1B)
 Dividend income (net of foreign withholding taxes of $2,058)                                 $1,057,159
 Interest income (Note 1E):
   Unaffiliated issuers                                                                              306
   Affiliated issuers                                                                             22,394
                                                                                              ----------
     Total investment income                                                                   1,079,859

Expenses
 Investment advisory fee (Note 2)                                                 $  277,529
 Accounting, administration and custody fees (Note 2)                                 76,085
 Professional fees                                                                    18,622
 Trustees' fees and expenses (Note 2)                                                 10,497
 Insurance expense                                                                     4,900
 Miscellaneous                                                                         3,352
   Total expenses                                                                                390,985
                                                                                              ----------
     Net investment income                                                                       688,874
                                                                                              ----------
Realized and Unrealized Gain (Loss)
 Net realized gain (loss) on:
   Investment securities                                                           7,109,706
   Futures contracts                                                                  (1,378)
                                                                                  ----------
     Net realized gain                                                                         7,108,328
 Change in unrealized appreciation (depreciation) on:
   Investment securities                                                            (561,491)
   Futures contracts                                                                   1,192
                                                                                  ----------
     Change in net unrealized appreciation (depreciation)                                       (560,299)
                                                                                              ----------
   Net realized and unrealized gain (loss)                                                     6,548,029
                                                                                              ----------
Net Increase in Net Assets from Operations                                                    $7,236,903
                                                                                              ==========

    The accompanying notes are an integral part of the financial statements.

                   Mellon Institutional Funds Master Portfolio
                  The Boston Company Large Cap Core Portfolio

                       Statements of Changes in Net Assets
--------------------------------------------------------------------------------

                                                                                     For the                      For the
                                                                                    Year Ended                  Year Ended
                                                                                September 30, 2005          September 30, 2004
                                                                                ------------------          ------------------
Increase (Decrease) in Net Assets:

From Operations
  Net investment income                                                            $    688,874                $    457,631
  Net realized gain (loss)                                                            7,108,328                   5,036,921
  Change in net unrealized appreciation (depreciation)                                 (560,299)                  2,262,590
                                                                                   ------------                ------------
  Net increase (decrease) in net assets from operations                               7,236,903                   7,757,142
                                                                                   ------------                ------------

Capital Transactions
  Contributions                                                                       6,081,476                   6,813,122
  Withdrawals                                                                       (23,303,488)                (22,706,053)
                                                                                   ------------                ------------
  Net increase (decrease) in net assets from capital transactions                   (17,222,012)                (15,892,931)
                                                                                   ------------                ------------

Total Increase in Net Assets                                                         (9,985,109)                 (8,135,789)

Net Assets
  At beginning of period                                                             56,034,183                  64,169,972
                                                                                   ------------                ------------
  At end of period                                                                 $ 46,049,074                $ 56,034,183
                                                                                   ============                ============

    The accompanying notes are an integral part of the financial statements.

                   Mellon Institutional Funds Master Portfolio
                  The Boston Company Large Cap Core Portfolio

                              Financial Highlights
--------------------------------------------------------------------------------

                                                                                       Year Ended September 30,
                                                                     -----------------------------------------------------------
                                                                       2005         2004         2003         2002        2001
                                                                     -------       -------      -------      -------    --------
Total Return (a)                                                       13.49%        13.34%       21.76%      (17.69)%     (7.11)%

Ratios/Supplemental Data:
  Expenses (to average daily net assets)*                               0.70%         0.72%        0.71%        0.70%       0.64%
  Net Investment Income (to average daily net assets)*                  1.24%         0.77%        1.23%        0.97%       1.06%
  Portfolio Turnover                                                      85%           66%         104%          80%         62%
  Net Assets, End of Year (000's omitted)                            $46,049       $56,034      $64,170      $55,007    $124,213

---------------
* For the periods indicated, the investment adviser voluntarily agreed not to impose all or a portion of its investment advisory fee and/ or reimbursed the Portfolio for a portion of its operating expenses. If this voluntary action had not been taken, the investment income per share and the ratios would have been:

  Ratios (to average daily net assets):
    Expenses                                                             N/A           N/A         0.77%        0.72%        N/A
    Net Investment Income                                                N/A           N/A         1.17%        0.95%        N/A

(a) Total return for the Portfolio has been calculated based on the total return for the invested Fund, assuming all distributions were reinvested, and adjusted for the difference in expenses as set out in the notes to the financial statements. Total return would have been lower in the absence of expense waivers.

    The accompanying notes are an integral part of the financial statements.

                   Mellon Institutional Funds Master Portfolio
                  The Boston Company Large Cap Core Portfolio

                          Notes to Financial Statements
--------------------------------------------------------------------------------

(1)     Significant Accounting Policies:

        Mellon Institutional Funds Master Portfolio (the "Portfolio Trust") was organized as a master trust fund under the laws of the state of New York on January 18, 1996 and is registered under the Investment Company Act of 1940, as amended, as an open-end, management investment company. The Boston Company Large Cap Core Portfolio (the "Portfolio") is a separate diversified investment series of the Portfolio Trust.

        At September 30, 2005, there was one fund, The Boston Company Large Cap Core Fund (the "Fund"), invested in the Portfolio. The value of the Fund's investment in the Portfolio reflects the Fund's proportionate interest in the net assets of the Portfolio. The Fund's proportionate interest at September 30, 2005 was 100%.

        The objective of the Portfolio is long-term growth of capital. The Portfolio seeks to achieve its objective by investing, under normal circumstances, at least 80% of net assets in equity and equity-related securities of companies which appear to be undervalued relative to current earnings growth.

        The following is a summary of significant accounting policies followed by the Portfolio in the preparation of its financial statements. The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

        A. Investment security valuations

        Securities for which quotations are readily available are valued at the last sale price, or if no sale price is available, at the closing bid price, or the NASDAQ official close if applicable, in the principal market in which such securities are normally traded. Securities (including illiquid securities) for which quotations are not readily available are valued at their fair value as determined in good faith under consistently applied procedures under the general supervision of the Trustees.

        Short-term instruments with less than sixty-one days remaining to maturity are valued at amortized cost, which approximates market value. If the Portfolio acquires a short-term instrument with more than sixty days remaining to its maturity, it is valued at current market value until the sixtieth day prior to maturity and will then be valued at amortized cost upon the value on such date unless the Trustees determine during such sixty-day period that amortized cost not represent fair value.

        B. Securities transaction and income

        Securities transactions are recorded as of the trade date. Interest income is determined on the basis of coupon interest earned, adjusted for accretion of discount or amortization of premium using the yield-to-maturity method on long-term debt securities. Dividend income is recorded on the ex-dividend date. Realized gains and losses from securities sold are recorded on the identified cost basis. Dividends representing a return of capital are reflected as a reduction of cost.

        C. Income taxes

        The Portfolio is treated as a disregarded entity for federal tax purposes. No provision is made by the Portfolio for federal or state taxes on any taxable income of the Portfolio because each investor in the Portfolio is ultimately responsible for the payment of any taxes. Since the Portfolio's only investor is a regulated investment company that invests all or substantially all of its assets in the Portfolio, the Portfolio normally must satisfy the source of income and diversification requirements applicable to regulated investment companies (under the Internal Revenue Code) in order for its investor to satisfy them.

        D. Commitments and contingencies

        In the normal course of business, the Portfolio may enter into contracts and agreements that contain a variety of representations and warranties, which provide general indemnifications. The maximum exposure to the Portfolio under these arrangements is unknown, as this would involve future claims that may be made against the Portfolio that have not yet occurred. However, based on experience, the Portfolio expects the risks of loss to be remote.

        E. Affiliated issuers

        Affiliated issuers are investment companies advised by The Boston Company Asset Management, LLC ("TBCAM") a wholly-owned subsidiary of Mellon Financial Corporation, or its affiliates.

                   Mellon Institutional Funds Master Portfolio
                  The Boston Company Large Cap Core Portfolio

                          Notes to Financial Statements
--------------------------------------------------------------------------------

(2)     Investment Advisory Fee and Other Transactions with Affiliates:

        The investment advisory fee paid to TBCAM for overall investment advisory and administrative services is paid monthly at the annual rate of 0.50% of the Portfolio's average daily net assets.

        The Portfolio has contracted with Mellon Bank, N.A. ("Mellon Bank"), a wholly owned subsidiary of Mellon Financial Corporation and an affiliate of TBCAM, to provide custody, fund administration and fund accounting services for the Portfolio. For these services the Portfolio pays Mellon Bank a fixed fee plus fees that are asset and transaction based, as well as, out-of-pocket expenses. Pursuant to this agreement the Portfolio was charged $76,085 during the period ended September 30, 2005.

        Effective July 1, 2005, the Trust reimburses Mellon Institutional Asset Management for a portion of the salary of the Trust's Chief Compliance Officer. No other director, officer or employee of TBCAM or its affiliates received any compensation from the Trust or the Portfolio for serving as an officer or Trustee of the Trust. The Portfolio Trust pays each Trustee who is not a director, officer or employee of TBCAM or its affiliates an annual fee and a per meeting fee as well as reimbursement for travel and out of pocket expenses. In addition, the Portfolio Trust pays the legal fees for the independent counsel of the Trustees.

(3)     Purchases and Sales of Investments:

        Purchases and proceeds from sales of investments, other than short-term obligations, for the period ended September 30, 2005, were $45,431,802 and $61,123,843, respectively. For the period ended September 30, 2005, the Portfolio did not purchase or sell any long-term U.S. Government securities.

(4)     Federal Taxes:

        The cost and unrealized appreciation (depreciation) in value of the investment securities owned at September 30, 2005, as computed on a federal income tax basis, were as follows:

             Aggregate Cost                                $41,528,151
                                                           -----------
             Gross unrealized appreciation                   5,878,960
             Gross unrealized depreciation                  (1,242,941)
                                                           -----------
             Net unrealized appreciation (depreciation)    $ 4,636,019
                                                           ===========

(5)     Financial Instruments:

        In general, the following instruments are used for hedging purposes as described below. However, these instruments may also be used to seek to enhance potential gain in circumstances where hedging is not involved.

        The Portfolio may trade the following financial instruments with off-balance sheet risk:

        Options

        Call and put options give the holder the right to purchase or sell a security or currency or enter into a swap arrangement on a future date at a specified price. The Portfolio may use options to seek to hedge against risks of market exposure and changes in security prices and foreign currencies, as well as to seek to enhance returns. Writing puts and buying calls tends to increase the Portfolio's exposure to the underlying instrument. Buying puts and writing calls tends to decrease the Portfolio's exposure to the underlying instrument, or hedge other Portfolio investments. Options, both held and written by the Portfolio, are reflected in the accompanying Statement of Assets and Liabilities at market value. The underlying face amount at value of any open purchased options is shown in the Schedule of Investments. This amount reflects each contract's exposure to the underlying instrument at period end. Losses may arise from changes in the value of the underlying instruments if there is an illiquid secondary market for the contract or if the counterparty does not perform under the contract's terms.

                   Mellon Institutional Funds Master Portfolio
                  The Boston Company Large Cap Core Portfolio

                          Notes to Financial Statements
--------------------------------------------------------------------------------

        Premiums received from writing options which expire are treated as realized gains. Premiums received from writing options which are exercised or are closed are added to or offset against the proceeds or amount paid on the transaction to determine the realized gain or loss. Realized gains and losses on purchased options are included in realized gains and losses on investment securities, except purchased options on foreign currency which are included in realized gains and losses on foreign currency transactions. If a put option written by the Portfolio is exercised, the premium reduces the cost basis of the securities purchased by the Portfolio. The Portfolio, as a writer of an option, has no control over whether the underlying securities may be sold (call) or purchased (put) and as a result bears the market risk of an unfavorable change in the price of the security underlying the written option.

        Exchange traded options are valued at the last sale price, or if no sales are reported, the last bid price for purchased options and the last ask price for written options. Options traded over-the-counter are valued using prices supplied by the dealers.

        At September 30, 2005, the Portfolio did not enter into any option transactions.

        Futures contracts

        The Portfolio may enter into financial futures contracts for the sale or delivery of securities or contracts based on financial indices at a fixed price on a future date. Pursuant to margin requirements the Portfolio deposits either cash or securities in an amount equal to a certain percentage of the contract amount. Subsequent payments are made or received by the Portfolio each day, depending on the daily fluctuations in the value of the underlying security, and are recorded for financial statement purposes as unrealized gains or losses by the Portfolio. There are several risks in connection with the use of futures contracts as a hedging device. The change in value of futures contracts primarily corresponds with the value of their underlying instruments or indices, which may not correlate with changes in the value of hedged investments. Buying futures tends to increase the Portfolio's exposure to the underlying instrument, while selling futures tends to decrease the Portfolio's exposure to the underlying instrument or hedge other investments. In addition, there is the risk that the Portfolio may not be able to enter into a closing transaction because of an illiquid secondary market. Losses may arise if there is an illiquid secondary market or if the counterparty does not perform under the contract's terms. The Portfolio enters into financial futures transactions primarily to seek to manage its exposure to certain markets and to changes in securities prices and foreign currencies. Gains and losses are realized upon the expiration or closing of the futures contracts. Futures contracts are valued at the quoted daily settlement prices established by the exchange on which they trade.

        At September 30, 2005, the Portfolio did not hold futures contracts.

(6)     Line of Credit:

        The Portfolio, and other subtrusts in the Portfolio Trust and funds in the Trust are parties to a committed line of credit facility, which enables each portfolio/fund to borrow, in the aggregate, up to $35 million. Interest is charged to each participating portfolio/fund based on its borrowings at a rate equal to the Federal Funds effective rate plus 1/2 of 1%. In addition, a facility fee, computed at an annual rate of 0.060 of 1% on the daily unused portion of the facility, is allocated ratably among the participating portfolios/funds at the end of each quarter. For the period ended September 30, 2005, the expense allocated to the Portfolio was $1,371.

        During the period ended September 30, 2005, the Portfolio had average borrowings outstanding of $462,933 on a total of fifteen days and incurred $707 of interest expense.

                   Mellon Institutional Funds Master Portfolio
                  The Boston Company Large Cap Core Portfolio

             Report of Independent Registered Public Accounting Firm
--------------------------------------------------------------------------------

To the Trustees of the Mellon Institutional Funds Master Portfolio and Investors of The Boston Company Large Cap Core Portfolio:

In our opinion, the accompanying statement of assets and liabilities, including the schedule of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of The Boston Company Large Cap Core Portfolio ( the "Portfolio") at September 30, 2005, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Portfolio's management. Our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at September 30, 2005 by correspondence with the custodian and brokers, provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP
New York, New York
November 18, 2005

Trustees and Officers

The following table lists the Trust's trustees and officers; their address and date of birth; their position with the Trust; the length of time holding that position with the Trust; their principal occupation(s) during the past five years; the number of portfolios in the fund complex they oversee; other directorships they hold in companies subject to registration or reporting requirements of the Securities Exchange Act of 1934 (generally called "public companies") or in registered investment companies; and total remuneration paid as of the period ended September 30, 2005. The Trust's Statement of Additional Information includes additional information about the Trust's trustees and is available, without charge, upon request by writing The Mellon Institutional Funds at P.O. Box 8585, Boston, MA 02266-8585 or calling toll free 1-800-221-4795.

Independent Trustees

                                                                                   Number of                          Trustee
                                                                Principal        Portfolios in        Other         Remuneration
Name                                     Term of Office       Occupation(s)       Fund Complex     Directorships   (period ended
Address, and              Position(s)    and Length of         During Past        Overseen by        Held by        September 30,
Date of Birth           Held with Trust   Time Served            5 Years            Trustee          Trustee            2005)
-----------------------------------------------------------------------------------------------------------------------------------

Samuel C. Fleming c/o       Trustee       Trustee        Chairman Emeritus, Decision   33              None             $299
Decision Resources, Inc.                  since          Resources, Inc. ("DRI")
260 Charles Street                        11/3/1986      (biotechnology research and
Waltham, MA 02453                                        consulting firm); formerly
9/30/40                                                  Chairman of the Board and
                                                         Chief Executive Officer,
                                                         DRI

Caleb Loring III c/o        Trustee       Trustee        Trustee, Essex Street         33              None             $311
Essex Street Associates                   since          Associates (family
P.O. Box 5600                             11/3/1986      investment trust office)
Beverly, MA 01915
11/14/43

Benjamin M. Friedman c/o    Trustee       Trustee        William Joseph Maier,         33              None             $299
Harvard University                        since          Professor of Political
Littaver Center 127                       9/13/1989      Economy, Harvard
Cambridge, MA 02138                                      University
8/5/44

John H. Hewitt              Trustee       Trustee        formerly Trustee, Mertens     33              None             $299
P.O. Box 2333                             since          House, Inc. (hospice)
New London, NH 03257                      11/3/1986
4/11/35

Interested Trustees

Patrick J. Sheppard         Trustee,      Since 2003     President and Chief           33              None               $0
Mellon Institutional     President and                   Operating Officer of The
Asset Management        Chief Executive                  Boston Company Asset
One Boston Place            Officer                      Management, LLC; formerly
Boston, MA 02108                                         Senior Vice President and
7/24/65                                                  Chief Operating Officer,
                                                         Mellon Institutional Asset
                                                         Management ("MIAM") and
                                                         Vice President and Chief
                                                         Financial Officer, MIAM

Principal Officers who are Not Trustees

                                                     Term of Office
Name Address, and             Position(s)              and Length               Principal Occupation(s)
Date of Birth               Held with Trust          of Time Served                During Past 5 Years
------------------------------------------------------------------------------------------------------------------------
Barbara A. McCann          Vice President            Since 2003           Senior Vice President and Head of
Mellon Institutional        and Secretary                                 Operations, Mellon Institutional Asset
Asset Management                                                          Management; formerly First Vice President,
One Boston Place                                                          Mellon Institutional Asset Management and
Boston, MA 02108                                                          Mellon Global Investments
2/20/61

Steven M. Anderson         Vice President            Vice President       Vice President and Mutual Funds Controller,
Mellon Institutional        and Treasurer            since 1999;          Mellon Institutional Asset Management
Asset Management                                     Treasurer
One Boston Place                                         since 2002
Boston, MA 02108
7/14/65

Denise B. Kneeland         Assistant Vice            Since 1996           Vice President and Manager, Mutual Funds
Mellon Institutional         President                                    Operations, Mellon Institutional Asset
Asset Management                                                          Management
One Boston Place
Boston, MA 02108
8/19/51

Cara E. Hultgren           Assistant Vice            Since 2001           Assistant Vice President and Compliance
Mellon Institutional         President                                    Manager, Mellon Institutional Asset
Asset Management                                                          Management ("MIAM"); formerly Shareholder
One Boston Place                                                          Services, MIAM and Shareholder
Boston, MA 02108                                                          Representative, Standish Mellon Asset
1/19/71                                                                   Management Company LLC

Mary T. Lomasney               Chief                 Since 2005           First Vice President, Mellon Institutional
Mellon Institutional         Compliance                                   Asset Management and Chief Compliance
Asset Management              Officer                                     Officer, Mellon Funds Distributor; formerly
One Boston Place                                                          Director, Blackrock, Inc., Senior Vice
Boston, MA 02108                                                          President, State Street Research &
4/8/57                                                                    Management Company ("SSRM"), Vice President,
                                                                          SSRM

                       THIS PAGE INTENTIONALLY LEFT BLANK

                        [LOGO] Mellon
                               --------------------------
                               Mellon Institutional Funds

                        One Boston Place
                        Boston, MA 02108-4408
                        800.221.4795
                        www.melloninstitutionalfunds.com




                                                                     6930AR0905

                                                      [LOGO] Mellon
                                                      --------------------------
                                                      Mellon Institutional Funds


Annual Report                      The Boston Company
                                   International Core Equity Fund
--------------------------------------------------------------------------------
Year Ended September 30, 2005

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.

Any information in this shareholder report regarding market or economic trends or the factors influencing the Fund's historical or future performance are statements of the opinion of Fund management as of the date of this report. These statements should not be relied upon for any other purposes. Past performance is no guarantee of future results, and there is no guarantee that market forecasts discussed will be realized.

Commencing with the fiscal quarter ending December 31, 2004, the Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. The Fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington D.C. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of the Fund's portfolio holdings, view the most recent quarterly holdings report, semi-annual report or annual report on the Fund's web site at http://melloninstitutionalfunds.com.

To view the Fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30 visit http://melloninstitutionalfunds.com or the SEC's web site at http://www.sec.gov. You may also call 1-800-221-4795 to request a free copy of the proxy voting guidelines.

[LOGO] Mellon
       --------------------------
       Mellon Institutional Funds

November 2005

Dear Mellon Institutional Fund Shareholder:

Enclosed you will find your Fund's annual report for the fiscal year ended September 30, 2005.

Financial markets mostly treaded water over the past 12 months, as investors grappled with the economic impact of soaring energy costs and the prospect of higher inflation. Despite the potential drag to the U.S. economy due to damage inflicted by Hurricanes Katrina and Rita, the Federal Reserve gave every indication that it intended to continue its steady tightening of short term rates. This signals the Fed's belief that inflation is a greater threat than that of recession.

While the stock market does not appear to be anticipating a recession, it showed few signs of bullishness. The S&P 500 moved sideways over the year, mostly within the 1150 - 1200 range, at a time when corporations are flush with cash and profit margins and cash flows are generally healthy. The reasons for muted enthusiasm aren't hard to find: consumer confidence is on the decline and the energy supply shock is injecting new uncertainty. Demand is still strong around the world but there are risks, particularly with inflationary expectations creeping higher. The main risk is that tighter monetary policy will dampen demand.

The bond market displayed a similar ambivalence. On the one hand, it was difficult for bond investors to do more than "earn their coupon" as the yield curve flattened. Yields on short term Treasury bills moved from just over 2% at the start of the year to over 3.6% in October; yields on 20-year Treasury bonds started and ended at 4.75% over the same period. On the other hand, despite hurricanes and the downgrading of GM, the spread of high yield bonds over Treasuries widened only minimally. This is a clear signal that bond investors were still embracing risk - something they were not likely to do if an economic downturn had been anticipated.

We believe that the current inflation pressures will be mitigated over time by broader trends within the world economy, particularly the disinflationary aspects of global trade. Profit growth is likely to slow in 2006, but from a relatively strong position. The consensus U.S. forecast still calls for reasonably solid real economic growth of about 3.3% and the return of the world's second largest economy, Japan, to sustainable growth.

We wish to thank you for your business and confidence in Mellon Institutional Funds. Please feel free to contact us with questions or comments.

Sincerely,

/s/ Patrick J. Sheppard
-----------------------
Patrick J. Sheppard
President and CEO
Mellon Institutional Funds

                    One Boston Place o Boston, MA 02108-4402
                        A Mellon Asset Management Company

                   Mellon Institutional Funds Investment Trust
               The Boston Company International Core Equity Fund

                       Management Discussion and Analysis
--------------------------------------------------------------------------------

September 2005

The Boston Company International Core Equity Fund's return for the twelve months ending September 30, 2005, after all expenses, was 31.06% compared to the 25.79% for the benchmark MSCI EAFE index. This was the third consecutive year of better than 28% returns for the Fund. The Fund's return exceeded the benchmark by solid margins for all measurement periods since the change of strategy to actively manage individual stock holdings in 1996.

During the fiscal year all but one market (Portugal) posted double-digit returns measured in U.S. dollars. Austria was the best market with a return of 56%. Portugal lagged with a return of 6.2%. For the second straight year Energy stocks gained the most among economic sectors rising 39%, the same return as last year. Also for the second straight year Information Technology stocks gained the least - this year with a 13% return. Energy stocks were buoyed by oil prices that continued to make new all-time highs during the year. In addition to strong demand and a terrorist risk premium, oil benefited from speculative buying from hedge funds (among others). Technology stocks lagged as the industry continues to be depressed by very intense price competition, industry overcapacity, reluctance of buyers to invest in new products, and valuations levels that still appear to be too high relative to other sectors.

The Fund outperformed the index during the period due to our process of disciplined stock selection. Contribution to the positive relative performance was broad based. The Fund outperformed the benchmark in 15 of 21 countries. In addition the Fund outperformed the benchmark in nine of 10 economic sectors. We trailed only in Consumer Staples. The Fund's Energy sector outperformed the benchmarks by nearly 30% and was by far the largest contributor to the strong relative results.

The global economy continues to grow, but investors are beginning to worry about inflationary pressures (primarily from oil, other commodities, health care and housing). Central banks have stopped the easing cycle that began after the recession and terror attacks early in the decade, and in some cases have begun to raise rates (the U.S. Federal Reserve has been doing so for some time). International markets have seen several years of strong returns with very little volatility. We remain cautiously optimistic over the longer term, but will not be surprised if volatility returns in the short term. Regardless of the environment, we continue to manage the Fund as we always have: investing in stocks of companies that are attractively valued and exhibit improving business momentum.

/s/ Remi J. Browne                              /s/ Peter Carpenter
------------------                              -------------------
Remi J. Browne                                  Peter Carpenter

                   Mellon Institutional Funds Investment Trust
               The Boston Company International Core Equity Fund

   Comparison of Change in Value of $100,000 Investment in The Boston Company
             International Core Equity Fund and the MSCI EAFE Index
--------------------------------------------------------------------------------

[The data in the Line Chart is a representation of the printed material]

                         TBC
PERIOD      International Core Equity Fund    MSCI EAFE Index *
9/30/95                100,000                    100,000
12/31/95               102,437                    104,049
3/31/96                104,874                    107,056
6/30/96                109,998                    108,750
9/30/96                108,738                    108,613
12/31/96               110,061                    110,341
3/31/97                108,167                    108,613
6/30/97                120,988                    122,708
9/30/97                118,475                    121,844
12/31/97               107,342                    112,303
3/31/98                130,428                    128,823
6/30/98                135,025                    130,190
9/30/98                115,010                    111,685
12/31/98               133,670                    134,760
3/31/99                130,882                    136,635
6/30/99                135,296                    140,107
9/30/99                139,460                    146,256
12/31/99               157,531                    171,097
3/31/00                156,138                    170,917
6/30/00                156,775                    164,146
9/30/00                149,325                    150,906
12/31/00               150,023                    146,856
3/31/01                137,595                    126,726
6/30/01                144,046                    125,402
9/30/01                126,322                    107,846
12/31/01               131,916                    115,366
3/31/02                136,096                    116,487
6/30/02                141,046                    113,495
9/30/02                117,768                     91,098
12/31/02               123,373                     96,977
3/31/03                117,534                     89,012
6/30/03                138,241                    106,163
9/30/03                151,024                    114,791
12/31/03               176,095                    134,396
3/31/04                187,740                    140,228
6/30/04                188,520                    140,529
9/30/04                191,856                    140,138
12/31/04               220,282                    161,607
3/31/05                223,696                    161,340
6/30/05                223,183                    159,714
9/30/05                251,447                    176,287

                          Average Annual Total Returns
                          (for period ended 9/30/2005)
--------------------------------------------------------------------------------
                                                                       Since
                                                                     Inception
            1 Year        3 Years        5 Years       10 Years      12/8/1988
--------------------------------------------------------------------------------
Fund        31.06%         28.77%         10.99%         9.66%         7.74%

* Source: Lipper Inc.
Average annual total returns reflect the change in the value of an investment, assuming reinvestment of the fund's dividend income and capital gains. The $100,000 line graph and the fund's returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. During periods of reimbursement by the fund's investment adviser (if applicable), the fund's total return will be greater than it would be had the reimbursement not occurred. Past performance is not predictive of future performance.

                   Mellon Institutional Funds Investment Trust
               The Boston Company International Core Equity Fund

                           Shareholder Expense Example
--------------------------------------------------------------------------------

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including redemption fees, and (2) ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (April 1, 2005 to September 30, 2005).

Actual Expenses

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000.00=8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expenses ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

                                                                                      Expenses Paid
                                       Beginning                 Ending               During Period+
                                     Account Value           Account Value           April 1, 2005 to
                                     April 1, 2005        September 30, 2005        September 30, 2005
------------------------------------------------------------------------------------------------------
Actual                                 $1,000.00                $1,124.70                $5.38(1)
Hypothetical (5% return
  per year before expenses)            $1,000.00                $1,020.00                $5.11(1)

+ Expenses are equal to the Fund's annualized expense ratio of 1.01%, multiplied by the average account value over the period, multiplied by 183/365 (to reflect the one-half year period).

(1) The example reflects the expenses of the Fund and the master portfolio in which the Fund invests all of its assets.

                   Mellon Institutional Funds Investment Trust
               The Boston Company International Core Equity Fund

           Portfolio Information as of September 30, 2005 (Unaudited)
--------------------------------------------------------------------------------

                                                                                          Percentage of
Top Ten Holdings*                                       Country                 Sector     Investments
-------------------------------------------------------------------------------------------------------
BP PLC                                           United Kingdom                 Energy         2.2%
Vodafone PLC                                     United Kingdom         Communications         2.2
Societe Generale                                         France              Financial         1.8
Ing Groep N.V                                       Netherlands              Financial         1.8
OMV Ag                                                  Austria                 Energy         1.6
Credit Suisse Group                                 Switzerland              Financial         1.6
Continental Ag                                          Germany      Consumer Cyclical         1.5
Total Sa                                                 France                 Energy         1.5
Banque Nationale De Paris                                France              Financial         1.4
Nippon Steel Corporation                                  Japan        Basic Materials         1.3
                                                                                              ----
                                                                                              16.9%

* Excluding short-term securities and investment of cash collateral.

                                                                       Percentage of
Geographic Region Allocation*                                           Investments
------------------------------------------------------------------------------------
Europe ex U.K.                                                              43.6%
U.K.                                                                        24.2
Asia ex Japan                                                               10.1
Japan                                                                       22.1
                                                                           -----
                                                                           100.0%

* Excluding short-term securities and investment of cash collateral.

The Boston Company International Core Equity Fund invests all of its investable assets in an interest of the Boston Company International Core Equity Portfolio (See Note 1 of the Fund's Notes to Financial Statements). The Portfolio is actively managed. Current holdings may be different than those presented above.

                   Mellon Institutional Funds Investment Trust
               The Boston Company International Core Equity Fund

              Statement of Assets and Liabilities--September 30, 2005
--------------------------------------------------------------------------------

Assets
  Investment in The Boston Company International                                       $285,796,705
    Core Equity Portfolio ("Portfolio"), at value (Note 1 A)
  Receivable for Fund shares sold                                                         1,291,884
  Prepaid expenses                                                                           18,070
                                                                                       ------------
    Total assets                                                                        287,106,659
Liabilities
  Payable for Fund shares redeemed                                     $   599
  Accrued professional fees                                             26,867
  Accrued registration fee                                              11,453
  Accrued transfer agent fees (Note 2)                                   1,058
  Accrued trustees' fees (Note 2)                                          500
  Other accrued expenses and liabilities                                 1,624
                                                                       -------
    Total liabilities                                                                        42,101
                                                                                       ------------
Net Assets                                                                             $287,064,558
                                                                                       ============
Net Assets consist of:
  Paid-in capital                                                                      $222,418,453
  Accumulated net realized gain                                                          17,516,645
  Undistributed net investment income                                                       412,285
  Net unrealized appreciation                                                            46,717,175
                                                                                       ------------
Total Net Assets                                                                       $287,064,558
                                                                                       ============
Shares of beneficial interest outstanding                                                 8,358,847
                                                                                       ============
Net Asset Value, offering and redemption price per share
  (Net Assets/Shares outstanding)                                                      $      34.34
                                                                                       ============

    The accompanying notes are an integral part of the financial statements.

                   Mellon Institutional Funds Investment Trust
               The Boston Company International Core Equity Fund

                             Statement of Operations
                      For the Year Ended September 30, 2005
--------------------------------------------------------------------------------

Investment Income (Note 1B)
  Dividend income allocated from Portfolio (net foreign witholding taxes $443,660)                                  $ 4,539,476
  Interest and securities lending income allocated from Portfolio                                                       119,595
  Expenses allocated from Portfolio                                                                                  (1,703,446)
                                                                                                                    -----------
    Net investment income allocated from Portfolio                                                                    2,955,625

Expenses
  Transfer agent fees (Note 2)                                                                      $18,409
  Registration fees                                                                                  31,452
  Professional fees                                                                                  40,526
  Shareholder reports                                                                                 8,000
  Insurance expense                                                                                     785
  Trustees' fees (Note 2)                                                                             1,500
  Miscellaneous expenses                                                                              6,727
                                                                                                    -------
    Total expenses                                                                                                      107,399
                                                                                                                    -----------
      Net investment income                                                                                           2,848,226
                                                                                                                    -----------
Realized and Unrealized Gain (Loss)
  Net realized gain (loss) allocated from Portfolio on:
    Investment securities, futures contracts, foreign currency
      exchange contracts and foreign currency transactions                                                           16,706,539
  Change in unrealized appreciation (depreciation) allocated from Portfolio on:
    Investment securities, futures contracts, foreign currency
      exchange contracts and foreign currency transactions                                                           28,802,354
                                                                                                                    -----------
  Net realized and unrealized gain (loss)                                                                            45,508,893
                                                                                                                    -----------
Net Increase in Net Assets from Operations                                                                          $48,357,119
                                                                                                                    ===========

    The accompanying notes are an integral part of the financial statements.

                   Mellon Institutional Funds Investment Trust
               The Boston Company International Core Equity Fund

                       Statements of Changes in Net Assets
--------------------------------------------------------------------------------

                                                                             For the                    For the
                                                                           Year Ended                 Year Ended
                                                                       September 30, 2005         September 30, 2004
                                                                        ------------------         ------------------
Increase (Decrease) in Net Assets:

From Operations
  Net investment income (loss)                                            $  2,848,226               $  1,172,116
  Net realized gain (loss)                                                  16,706,539                 15,537,985
  Change in net unrealized appreciation (depreciation)                      28,802,354                  5,250,294
                                                                           -----------               ------------
  Net increase (decrease) in net assets from investment operations          48,357,119                 21,960,395
                                                                           -----------               ------------
Distributions to Shareholders (Note 1D)
  From net investment income                                                (2,263,100)                (1,441,503)
  From net realized gains on investments                                    (2,586,841)                        --
                                                                           -----------               ------------
  Total distributions to shareholders                                       (4,849,941)                (1,441,503)
                                                                           -----------               ------------
Fund Share Transactions (Note 4)
  Net proceeds from sale of shares                                         124,417,682                 47,227,583
  Value of shares issued in reinvestment of distributions                    4,058,519                    939,636
  Redemption fees                                                                   35                         --
  Cost of shares redeemed                                                   (9,593,548)               (21,738,718)
                                                                           -----------               ------------
  Net increase (decrease) in net assets from Fund share transactions       118,882,688                 26,428,501
                                                                           -----------               ------------
Total Increase (Decrease) in Net Assets                                    162,389,866                 46,947,393

Net Assets
  At beginning of period                                                   124,674,692                 77,727,299
                                                                           -----------               ------------
  At end of period (including undistributed net
    investment income of $412,285 and $366,203)                           $287,064,558               $124,674,692
                                                                          ============               ============

    The accompanying notes are an integral part of the financial statements.

                   Mellon Institutional Funds Investment Trust
               The Boston Company International Core Equity Fund

                              Financial Highlights
--------------------------------------------------------------------------------

                                                                               Year Ended September 30,
                                                           ---------------------------------------------------------------
                                                             2005         2004          2003         2002           2001
                                                           --------     --------      -------       -------        -------
Net Asset Value, Beginning of Period                       $  27.03     $  21.62      $ 17.10       $ 18.53        $ 23.45
                                                           --------     --------      -------       -------        -------
From Investment Operations:
  Net investment income* (a)                                   0.50         0.31         0.23          0.25           0.24
  Net realized and unrealized gains (loss) on investments      7.73         5.49         4.55         (1.48)         (3.63)
                                                           --------     --------      -------       -------        -------
Total from operations                                          8.23         5.80         4.78         (3.39)         (1.23)
                                                           --------     --------      -------       -------        -------
Less Distributions to Shareholders:
  From net investment income                                  (0.39)       (0.39)       (0.26)        (0.20)         (0.20)
  From net realized gains on investments                      (0.53)          --           --            --          (1.33)
                                                           --------     --------      -------       -------        -------
Total distributions to shareholders                           (0.92)       (0.39)       (0.26)        (1.53)         (0.20)
                                                           --------     --------      -------       -------        -------
Net Asset Value, End of Period                             $  34.34     $  27.03      $ 21.62       $ 17.10        $ 18.53
                                                           ========     ========      =======       =======        =======
Total Return                                                  31.06%       27.04%       28.23%(b)     (6.77)%(b)    (15.40)%(b)
Ratios/Supplemental data:
  Expenses (to average daily net assets)* (c)                  1.01%        1.12%        1.16%         1.00%          1.00%
  Net Investment Income (to average daily net assets)*         1.59%        1.22%        1.21%         1.29%          1.13%
  Portfolio Turnover                                            N/A          N/A           17%(d)        87%(d)         74%(d)
  Net Assets, End of Period (000's omitted)                $287,065     $124,675      $77,727       $51,087        $48,227

----------
*    The investment advisor voluntarily agreed not to impose a portion of its investment advisory fee and/or reimbursed the Fund for all or a portion of its operating expenses. If this voluntary action had not been taken, the investment income per share and the ratios would have been:
     Net investment income per share (a)                        N/A          N/A        $0.19         $0.18          $0.16
     Ratios (to average daily net assets):
       Expenses (c)                                             N/A          N/A         1.34%         1.33%          1.37%
       Net investment income                                    N/A          N/A         1.03%         0.96%          0.76%

(a)  Calculated based on average shares outstanding.
(b)  Total return would have been lower in the absence of expense waivers.
(c)  Includes the Fund's share of the Portfolio's allocated expenses.
(d) Portfolio turnover represents activity while the Fund was investing directly in securities until January 27, 2003. The portfolio turnover ratio for the period since the Fund transferred substantially all of its investable assets to the Portfolio is shown in the Portfolio's financial statements which are included elsewhere in this report.


    The accompanying notes are an integral part of the financial statements.

                   Mellon Institutional Funds Investment Trust
               The Boston Company International Core Equity Fund

                          Notes to Financial Statements
--------------------------------------------------------------------------------

(1)  Significant Accounting Policies:

     Mellon Institutional Funds Investment Trust (the "Trust") is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended, as an open-end, management investment company. The Boston Company International Core Equity Fund (the "Fund") is a separate diversified investment series of the Trust.

     The Fund invests all of its investable assets in an interest of The Boston Company International Core Equity Portfolio (the "Portfolio"), a subtrust of Mellon Institutional Funds Master Portfolio (the "Portfolio Trust"), which is organized as a New York trust, and has the same investment objective as the Fund. The Portfolio seeks to achieve its objective by investing, under normal circumstances, at least 80% of net assets in equity securities of companies located in the foreign countries represented in the MSCI Europe, Australia, Far East Index and Canada. The value of the Fund's investment in the Portfolio reflects the Fund's proportionate interest in the net assets of the Portfolio (approximately 93% at September 30, 2005). The performance of the Fund is directly affected by the performance of the Portfolio. The financial statements of the Portfolio are included elsewhere in this report and should be read in conjunction with the Fund's financial statements.

     The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements. The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

     A.   Investment security valuations

     The Fund records its investment in the Portfolio at value. The Portfolio values its securities at value as discussed in Note 1A of the Portfolio's Notes to Financial Statements, which are included elsewhere in this report.

     B.   Securities transactions and income

     Securities transactions in the Portfolio are recorded as of the trade date. Currently, the Fund's net investment income consists of the Fund's pro rata share of the net investment income of the Portfolio, less all expenses of the Fund determined in accordance with accounting principles generally accepted in the United States of America. All realized and unrealized gains and losses of the Fund represent pro rata shares of gains and losses of the Portfolio.

     C.   Investment risk

     The Fund's investment in the Portfolio involves certain additional risks that are not inherent in investments in domestic securities due to the fact that the Portfolio may invest in foreign securities. These risks may involve adverse political and economic developments, including the possible imposition of capital controls or other foreign governmental laws or restrictions. In addition, the securities of some foreign companies and securities markets are less liquid and at times may have been more volatile than securities of comparable U.S. companies and U.S. securities markets. These risks described above apply to an even greater extent to investments in emerging markets. The securities markets of emerging countries are generally smaller, less developed, less liquid, and more volatile than the securities markets of the U.S. and developed foreign markets.

     D.   Distributions to shareholders

     Distributions to shareholders are recorded on ex-dividend date. The Fund's distributions from capital gains, if any, after reduction of capital losses will be declared and distributed at least annually. In determining the amounts of its dividends, the Fund will take into account its share of the income, gains or losses, expenses, and any other tax items of the Portfolio. Dividends from net investment income and distributions from capital gains, if any, are reinvested in additional shares of the Fund unless a shareholder elects to receive them in cash. Income and capital gain distributions are determined in accordance with income tax regulations which may differ from accounting principles generally accepted in the United States of America. These differences are primarily due to differing treatments for foreign currency transactions, passive foreign investment companies (PFICs), post-October loss deferrals, wash sales and capital loss carryovers. Permanent book and tax basis differences will result in reclassifications among undistributed net investment income, accumulated net realized gain (loss) and paid in capital. Undistributed net investment income and accumulated net realized gain (loss) on investments may include temporary book and tax basis differences which will reverse in a subsequent period. Any taxable income or gain remaining at fiscal year end is distributed in the following year.

                   Mellon Institutional Funds Investment Trust
               The Boston Company International Core Equity Fund

                          Notes to Financial Statements
--------------------------------------------------------------------------------

     E.   Expenses

     The majority of expenses of the Trust or Portfolio Trust are directly identifiable to an individual fund or portfolio. Expenses which are not readily identifiable to a specific fund or portfolio are allocated among Funds of the Trust taking into consideration, among other things, the nature and type of expense and the relative size of the funds or portfolios.

     F.   Commitments and contingencies

     In the normal course of business, the Fund may enter into contracts and agreements that contain a variety of representations and warranties, which provide general indemnifications. The maximum exposure to the Fund under these arrangements is unknown, as this would involve future claims that may be made against the Fund that have not yet occurred. However, based on experience, the Fund expects the risks of loss to be remote.

(2) Investment Advisory Fee and Transactions With Affiliates:

     The Fund does not directly pay any investment advisory fees, but indirectly bears its pro rata share of the compensation paid by the Portfolio to The Boston Company Asset Management, LLC ("TBCAM"), a wholly-owned subsidiary of Mellon Financial Corporation, for such services. See Note 2 of the Portfolio's Notes to Financial Statements, which are included elsewhere in this report.

     The Fund entered into an agreement with Dreyfus Transfer, Inc., a wholly owned subsidiary of The Dreyfus Corporation, a wholly owned subsidiary of Mellon Financial Corporation and an affiliate of TBCAM, to provide personnel and facilities to perform transfer agency and certain shareholder services for the Fund. For these services the Fund pays Dreyfus Transfer, Inc. a fixed fee plus per account and transaction based fees, as well as, out-of-pocket expenses. Pursuant to this agreement the Fund was charged $18,409 during the period ended September 30, 2005.

     Effective July 1, 2005, the Trust reimburses Mellon Institutional Asset Management for a portion of the salary of the Trust's Chief Compliance Officer. For the period ended September 30, 2005, the Fund paid $1,134. No other director, officer or employee of TBCAM or its affiliates receives any compensation from the Trust or the Portfolio for serving as an officer or Trustee of the Trust. The Trust pays each Trustee who is not a director, officer or employee of TBCAM or its affiliates an annual fee and a per meeting fee as well as reimbursement for travel and out of pocket expenses. In addition, the Portfolio Trust pays the legal fees for the independent counsel of the Trustees.

     The Fund pays administrative service fees. These fees are paid to affiliated or unaffiliated retirement plans, omnibus accounts and platform administrators and other entities ("Plan Administrators") that provide record keeping and/or other administrative support services to retirement plans and their participants. As compensation for such services, the Fund may pay each Plan Administrator a service fee in an amount of up to 0.15% (on an annualized basis) of the Fund's average daily net assets attributable to fund shares that are held in accounts serviced by such Plan Administrator. The Fund's adviser or its affiliates may pay additional compensation from their own resources to Plan Administrators and other entities for administrative services, as well as in consideration of marketing or other distribution-related services. These payments may provide an incentive for these entities to actively promote the Fund or cooperate with the distributor's promotional efforts.

(3)  Investment Transactions:

     Increases and decreases in the Fund's investment in the Portfolio for the period ended September 30, 2005, aggregated $127,474,671 and $14,550,254, respectively. The Fund receives a proportionate share of the Portfolio's income, expenses, and realized and unrealized gains and losses based on applicable tax allocations rules. Book/tax differences arise when changes in proportionate interest for funds investing in the Portfolio occur.

                  Mellon Institutional Funds Investment Trust
               The Boston Company International Core Equity Fund

                          Notes to Financial Statements
--------------------------------------------------------------------------------

(4)  Shares of Beneficial Interest:

     The Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest having a par value of one cent per share. Transactions in Fund shares were as follows:

                                                    For the               For the
                                                   Year Ended            Year Ended
                                               September 30, 2005     September 30, 2004
                                               ------------------     ------------------
     Shares sold                                     3,919,181             1,806,181
     Shares issued to shareholders in
       reinvestment of distributions                   138,802                38,181
     Shares redeemed                                  (312,002)             (826,070)
                                                     ---------            ----------
     Net increase                                    3,745,981            (1,018,292)
                                                     =========            ==========

     At September 30, 2005, one shareholder of record held approximately 22% of the total outstanding shares of the Fund. Investment activities of this shareholder could have a material impact on the Fund.

     The Fund imposes a redemption fee of 2% of the net asset value of the shares, with certain exceptions, which are redeemed or exchanged less than 30 days from the day of their purchase. The redemption fee is paid directly to the Fund, and is designed to offset brokerage commissions, market impact, and other costs associated with short-term trading in the Fund. The fee does not apply to shares that are acquired through reinvestment of distributions. For the period ended September 30, 2005, the Fund received $35 in redemption fees.

(5)  Federal Taxes:

     As a regulated investment company qualified under Subchapter M of the Internal Revenue Code, the Fund is not subject to income taxes to the extent that it distributes substantially all of its taxable income for its fiscal year.

     As of September 30, 2005, the components of distributable earnings on a tax basis were as follows:

     Undistributed ordinary income       $ 4,528,262
     Undistributed capital gains          13,511,154

     Tax character of distributions paid during the fiscal years ended September 30, 2005 and September 30, 2004, were as follows:

                                                        2005            2004
                                                     ---------       ----------
     Distributions paid from:
       Ordinary income                               2,263,100       $1,441,503
       Long term capital gains                       2,586,841               --

     See corresponding master portfolio for tax basis unrealized appreciation/(depreciation) information.

                   Mellon Institutional Funds Investment Trust
               The Boston Company International Core Equity Fund

             Report of Independent Registered Public Accounting Firm
--------------------------------------------------------------------------------

To the Trustees of the Mellon Institutional Funds Investment Trust and Shareholders of The Boston Company International Core Equity Fund:

In our opinion, the accompanying statement of assets and liabilities, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of The Boston Company International Core Equity Fund (the "Fund") at September 30, 2005, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at September 30, 2005 by correspondence with the custodian, provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP
New York, New York
November 18, 2005

                   Mellon Institutional Funds Master Portfolio
             The Boston Company International Core Equity Portfolio

                   Schedule of Investments--September 30, 2005
--------------------------------------------------------------------------------

                                                                       Value
Security                                                   Shares     (Note 1A)
-------------------------------------------------------------------------------
UNAFFILIATED INVESTMENTS--99.1%

EQUITY--98.2%

Australia--4.9%
Australia and New Zealand Banking Group Ltd.               53,500   $   979,050
Caltex Australia Ltd.                                     158,400     2,478,406
CSL Ltd.                                                   32,300       945,744
Macquarie Bank Ltd.                                        57,900     3,326,608
Oil Search Ltd.                                           513,500     1,515,274
Qantas Airways Ltd.                                       486,900     1,251,150
QBE Insurance Group Ltd.                                   68,000       968,558
Rinker Group Ltd.                                         283,200     3,580,285
                                                                    -----------
                                                                     15,045,075
                                                                    -----------
Austria--2.1%
Boehler-Uddeholm                                            9,300     1,564,111
OMV AG                                                     83,900     4,980,403
                                                                    -----------
                                                                      6,544,514
                                                                    -----------
Belgium--0.9%
KBC Groupe                                                 33,400     2,704,544
                                                                    -----------
Denmark--0.7%
Novo Nordisk A/S, Class B                                  42,100     2,081,674
                                                                    -----------
Finland--2.3%
Fortum Oyj                                                 74,700     1,498,734
Kesko Oyj                                                  66,200     1,835,614
Nokia Oyj                                                 119,100     1,994,629
Rautaruukki Oyj                                            74,700     1,677,326
                                                                    -----------
                                                                      7,006,303
                                                                    -----------
France--10.2%
Banque Nationale De Paris                                  57,100     4,338,946
Bouygues SA                                                47,800     2,220,699
Elior                                                      88,700     1,230,816
France Telecom SA                                          51,000     1,463,161
Remy Cointreau                                             22,500     1,020,439
Renault SA                                                 23,700     2,243,687
Sanofi-Synthelabo SA                                       27,100     2,238,358
Societe Generale                                           48,600     5,543,944
Suez SA                                                    29,400       849,474
Total SA                                                   16,255     4,434,981
Vinci SA                                                   19,200     1,652,742
Vivendi Universal SA                                      120,200     3,922,129
                                                                    -----------
                                                                     31,159,376
                                                                    -----------

    The accompanying notes are an integral part of the financial statements.

                   Mellon Institutional Funds Master Portfolio
             The Boston Company International Core Equity Portfolio

                   Schedule of Investments--September 30, 2005
--------------------------------------------------------------------------------

                                                                        Value
Security                                                   Shares     (Note 1A)
-------------------------------------------------------------------------------
Germany--5.3%
Bayerische Motoren Werke AG                                19,600   $   919,763
Continental AG                                             55,000     4,513,059
Deutsche Bank AG Registered Shares                         10,600       991,025
Deutsche Telekom AG                                        70,200     1,276,882
E.ON AG                                                    38,400     3,526,003
Merck KGaA                                                 10,600       891,821
SAP AG                                                      7,900     1,364,814
Schering AG                                                18,800     1,188,040
Thyssenkrupp AG                                            85,300     1,780,068
                                                                    -----------
                                                                     16,451,475
                                                                    -----------
Greece--0.5%
Coca-Cola Hellenic Bottling Co. S.A                        52,800     1,530,026
                                                                    -----------
Hong Kong--3.3%
Cheung Kong Holdings Ltd.                                  83,000       937,273
China Mobile Hong Kong Ltd.                               769,300     3,768,453
China Resources Power Holdings Company Ltd.             1,993,403     1,271,991
Kerry Properties Ltd.                                     396,300     1,003,854
Orient Overseas International Ltd.                        236,500       884,124
The Wharf(Holdings) Ltd.                                  341,000     1,329,730
Wing Hang Bank Ltd.                                       127,000       934,811
                                                                    -----------
                                                                     10,130,236
                                                                    -----------
Ireland--1.1%
Anglo Irish Bank Corp. PLC                                135,500     1,844,407
CRH PLC                                                    11,800       319,681
CRH PLC                                                    50,700     1,373,543
                                                                    -----------
                                                                      3,537,631
                                                                    -----------
Italy--2.4%
Banca Intesa Spa                                          563,233     2,623,781
Capitalia Spa                                             257,300     1,406,497
Eni Spa                                                    87,500     2,597,577
Mediaset Spa                                               71,300       843,321
                                                                    -----------
                                                                      7,471,176
                                                                    -----------
Japan--21.9%
Bridgestone Corp.                                          76,000     1,626,993
Canon, Inc.                                                64,000     3,456,259
Chubu Electric Power Co., Inc.                             38,600       941,961
Diamond Lease Co., Ltd.                                    19,000       788,389
Eisai Co. Ltd.                                             46,600     1,991,102
Fujitsu Ltd.                                              195,000     1,284,997
Honda Motor Co., Ltd.                                      61,000     3,450,093
Hoya Corp.                                                 92,500     3,072,196

    The accompanying notes are an integral part of the financial statements.

                   Mellon Institutional Funds Master Portfolio
             The Boston Company International Core Equity Portfolio

                   Schedule of Investments--September 30, 2005
--------------------------------------------------------------------------------

                                                                        Value
Security                                                   Shares     (Note 1A)
-------------------------------------------------------------------------------
Japan (continued)
Japan Tobacco,  Inc. (a)                                      114    $ 1,797,727
Kawasaki Kisen Kaisha Ltd.                                219,000      1,580,134
Kobe Steel Ltd.                                         1,276,000      3,878,249
Komatsu Ltd.                                              250,000      3,404,986
Kubota Corp.                                              345,000      2,388,953
Kyowa Hakko Kogyo Co., Ltd.                               152,000      1,179,737
Matsushita Electric Industrial Co. Ltd.                    55,000        931,768
Mazda Motor Corp.                                         333,000      1,460,964
Mitsubishi Corp.                                          177,000      3,492,908
Mitsui O.S.K. Lines Ltd.                                  293,000      2,341,212
Mitsui Sumitomo Insurance Company Ltd.                     91,000      1,053,423
Mizuho Financial Group, Inc.                                  352      2,238,957
Nippon Steel Corp.                                      1,061,000      3,981,905
Nisshin Seifun Group, Inc.                                115,000      1,117,479
NTT Corp.                                                     458      2,251,467
Ono Pharmaceutical Co., Ltd.                               32,700      1,523,945
Promise Co., Ltd.                                          13,800      1,022,447
Sankyo Co., Ltd.                                           24,700      1,301,260
Santen Pharmaceutical Co., Ltd.                            50,000      1,295,040
Sanyo Shinpan Finance Co., Ltd.                            31,400      2,550,507
Sumitomo Electric Industries                              143,100      1,928,843
Sumitomo Rubber Industries, Inc.                          168,000      1,996,582
Sumitomo Trust & Banking Co., Ltd.                        257,000      2,114,686
Takeda Pharmaceutical Co., Ltd.                            42,800      2,548,921
Toyo Suisan Kaisha Ltd.                                    81,400      1,389,774
                                                                     -----------
                                                                      67,383,864
                                                                     -----------
Luxembourg--0.5%
Arcelor                                                    70,300      1,643,561
                                                                     -----------

Netherlands--2.4%
Buhrmann NV                                               160,100      1,933,059
ING Groep NV CVA                                          182,900      5,445,060
                                                                     -----------
                                                                       7,378,119
                                                                     -----------
New Zealand--1.5%
DNB NOR ASA                                               183,100      1,886,793
Fletcher Building Ltd.                                    187,500      1,026,878
Norsk Hydro ASA                                            15,200      1,700,904
                                                                     -----------
                                                                       4,614,575
                                                                     -----------
Norway--1.4%
Orkla ASA                                                  54,600      2,071,339
Tandberg ASA                                               75,100      1,003,183
Yara International ASA                                     69,600      1,256,442
                                                                     -----------
                                                                       4,330,964
                                                                     -----------

    The accompanying notes are an integral part of the financial statements.

                   Mellon Institutional Funds Master Portfolio
             The Boston Company International Core Equity Portfolio

                   Schedule of Investments--September 30, 2005
--------------------------------------------------------------------------------

                                                                      Value
Security                                                 Shares     (Note 1A)
--------------------------------------------------------------------------------
Singapore--0.3%
Keppel Co., Ltd.                                        121,900    $  914,970
                                                                   ----------
Spain--2.9%
ACS Actividades                                          73,200     2,132,605
Banco Santander Central Hispano SA                       70,700       928,383
Corp. Mapfre SA                                         105,100     1,803,095
Repsol YPF SA                                            97,200     3,148,283
Union Fenosa, SA                                         30,400     1,003,640
                                                                   ----------
                                                                    9,016,006
                                                                   ----------
Sweden--2.9%
Ericsson LM                                             681,000     2,487,422
Lindex AB                                                18,300       948,315
Nordea Bank AB                                           94,600       946,256
Skandinaviska Enskilda Banken AB                         97,500     1,786,936
Volvo AB, Class B                                        60,400     2,631,036
                                                                   ----------
                                                                    8,799,965
                                                                   ----------
Switzerland--6.8%
Baloise Holdings                                         13,730       689,470
Compagnie Financiere Richemont AG                        43,900     1,738,161
Credit Suisse Group                                     107,600     4,763,195
Logitech International SA (b)                            47,000     1,900,842
Nestle SA                                                11,580     3,390,621
Novartis AG                                              45,240     2,294,504
Sulzer AG                                                 4,870     2,468,109
UBS AG Registered Shares                                 13,200     1,121,755
Zurich Financial Services AG (b)                         15,790     2,689,814
                                                                   ----------
                                                                   21,056,471
                                                                   ----------
United Kingdom--23.9%
Alliance Unichem PLC                                    107,700     1,644,708
AstraZeneca PLC                                          71,500     3,320,406
Aviva PLC                                               266,700     2,925,950
Barclays PLC                                            275,290     2,780,030
Barratt Developments PLC                                148,200     1,973,273
BHP Billition PLC                                       139,800     2,256,873
BP PLC                                                  575,900     6,835,797
British Airways PLC (b)                                 284,800     1,469,405
British American Tobacco PLC                             90,300     1,895,414
BT Group PLC                                            446,800     1,750,086
Dairy Crest Group PLC                                    94,200       848,352
Diageo PLC                                               69,300       995,395
Enterprise Inns PLC                                     144,500     2,145,568
Friends Provident PLC                                   759,700     2,503,734
Greene King PLC                                          73,100       823,877

    The accompanying notes are an integral part of the financial statements.

                   Mellon Institutional Funds Master Portfolio
             The Boston Company International Core Equity Portfolio

                   Schedule of Investments--September 30, 2005
--------------------------------------------------------------------------------

                                                                                            Value
Security                                                                       Shares     (Note 1A)
----------------------------------------------------------------------------------------------------
United Kingdom (continued)
HBOS PLC                                                                      184,900  $  2,781,281
Inchcape PLC                                                                   71,716     2,766,727
International Power PLC                                                       288,200     1,262,190
Kelda Group PLC                                                               179,100     2,217,412
Legal & General Group PLC                                                     403,700       807,531
Old Mutual PLC                                                              1,252,800     3,063,509
Royal Bank of Scotland Group PLC                                               45,485     1,289,819
Royal Dutch Shell PLC, Class A shares                                          91,300     3,013,124
Royal Dutch Shell PLC, Class B shares                                          13,100       452,052
Sage Group PLC                                                                341,300     1,386,474
Scottish Power PLC                                                            189,500     1,908,666
Shire Pharmaceuticals Group PLC                                                84,100     1,021,962
Stagecoach Group PLC                                                          512,100     1,008,572
Standard Chartered PLC                                                        112,200     2,418,376
Tesco PLC                                                                     244,800     1,335,293
Tullow Oil PLC                                                                353,000     1,617,531
Vodafone Group PLC                                                          2,521,100     6,553,700
Wolseley PLC                                                                   79,200     1,673,589
Xstrata PLC                                                                   112,400     2,909,997
                                                                                        -----------
                                                                                         73,656,673
                                                                                        -----------
Total Equities (Cost $254,450,157)                                                      302,457,198
                                                                                        -----------
PREFERRED STOCKS--0.7%

Germany--0.7%
Fresenius AG                                                                    8,400     1,164,589
Henkel KGaA                                                                     9,300       845,462
                                                                                        -----------
Total Preferred Stocks (Cost $1,700,273)                                                  2,010,051
                                                                                        -----------

SHORT-TERM INVESTMENTS--0.2%                            Rate    Maturity    Par Value
                                                        ----    --------    ---------
U.S. Government--0.2%
U.S. Treasury Bill (c)(d) (Cost $680,262)               3.32%  12/15/2005    $685,000       680,502
                                                                                        -----------
INVESTMENT OF CASH COLLATERAL--0.0%                                            Shares
                                                                             --------
BlackRock Cash Strategies L.L.C (Cost $49,856)          3.93%                  49,856        49,856
                                                                                        -----------
TOTAL UNAFFILIATED INVESTMENTS (Cost $256,880,548)                                      305,197,607
                                                                                        -----------

    The accompanying notes are an integral part of the financial statements.

                   Mellon Institutional Funds Master Portfolio
             The Boston Company International Core Equity Portfolio

                   Schedule of Investments--September 30, 2005
--------------------------------------------------------------------------------

                                                                                                                   Value
Security                                                                               Rate          Shares       (Note 1A)
------------------------------------------------------------------------------------------------------------------------------
AFFILIATED INVESTMENTS--3.9%
Dreyfus Institutional Preferred Plus Money Market Fund (e) (Cost $11,996,372)          3.73%     11,996,372     $ 11,996,372
                                                                                                                ------------
TOTAL INVESTMENTS--103.0% (Cost $268,876,920)                                                                    317,193,979
                                                                                                                ------------
LIABILITIES IN EXCESS OF OTHER ASSETS--(3.0%)                                                                     (9,208,720)
                                                                                                                ------------
NET ASSETS--100%                                                                                                $307,985,259
                                                                                                                ============

Notes to Schedule of Investments:

(a)  Security, or a portion of thereof, was on loan at 9/30/05.
(b)  Non-income producing security
(c) Denotes all or part of security segregated as collateral for futures transactions.
(d)  Rate noted is yield to maturity.
(e)  Affiliated institutional money market fund.

At September 30, 2005 the Portfolio held the following futures contracts:

                                                                                     Underlying Face             Unrealized
Contract                                 Position           Expiration Date          Amount at Value             Gain/(Loss)
------------------------------------------------------------------------------------------------------------------------------
MSCI Pan-Euro (50 Contracts)               Long                12/19/2005               $1,224,450                 $(3,560)
Topix Futures (3 Contracts)                Long                12/9/2005                   373,442                      22
                                                                                                                   -------
                                                                                                                   $(3,538)
                                                                                                                   =======

                                                                Percentage of
           Economic Sector Allocation                             Net Assets
           ------------------------------------------------------------------
           Energy                                                    10.6%
           Communications                                             8.9
           Financial                                                 25.3
           Consumer Cyclical                                         13.5
           Basic Materials                                            6.8
           Industrial                                                10.2
           Utilities                                                  4.7
           Technology                                                 3.1
           Consumer Noncyclical                                      15.0
           Diversified                                                0.7
           Short-term and Other Assets                                1.2
                                                                    -----
                                                                    100.0%

    The accompanying notes are an integral part of the financial statements.

                   Mellon Institutional Funds Master Portfolio
             The Boston Company International Core Equity Portfolio

             Statement of Assets and Liabilities--September 30, 2005
--------------------------------------------------------------------------------

Assets
  Investments in securities (Note 1A)(including securities on loan, valued at $47,482 (Note 6))
    Unaffiliated issuers, at value (cost $256,880,548)                                                          $305,197,607
    Affiliated issuers, at value (Note 1H) (cost $11,996,372)                                                     11,996,372
  Foreign currency, at value (cost, $20,337,373)                                                                  20,109,837
  Receivable for investments sold                                                                                  1,357,445
  Interest and dividends receivable                                                                                  578,315
  Prepaid expenses                                                                                                    11,099
                                                                                                                ------------
    Total assets                                                                                                 339,250,675

Liabilities
  Payable for investments purchased                                                            $31,039,469
  Collateral for securities on loan (Note 6)                                                        49,856
  Accrued accounting, administration and custody fees (Note 2)                                      23,856
  Payable for variation margin on open futures contracts (Note 5)                                  120,886
  Accrued professional fees                                                                         23,642
  Accrued trustees' fees and expenses (Note 2)                                                       7,707
                                                                                               -----------
    Total liabilities                                                                                             31,265,416
                                                                                                                ------------
Net Assets (applicable to investors' beneficial interest)                                                       $307,985,259
                                                                                                                ============

    The accompanying notes are an integral part of the financial statements.

                   Mellon Institutional Funds Master Portfolio
             The Boston Company International Core Equity Portfolio

                             Statement of Operations
                      For the Year Ended September 30, 2005
--------------------------------------------------------------------------------

Investment Income (Note 1B)
  Dividend income (net of foreign withholding taxes of $463,697)                                          $ 4,778,214
  Investment income (Note 1 H):
    Unaffiliated issuers                                                                                       15,563
    Affiliated issuers                                                                                         56,774
  Securitiy lending income (Note 6)                                                                            53,011
                                                                                                          -----------
    Total investment Income                                                                                 4,903,562
Expenses
  Investment advisory fee (Note 2)                                                      $ 1,495,312
  Accounting, administration and custody fees (Note 2)                                      208,132
  Professional fees                                                                          37,308
  Trustees' fees and expenses (Note 2)                                                       31,156
  Insurance expense                                                                           7,100
  Miscellaneous                                                                               9,338
                                                                                        -----------
  Total expenses                                                                                            1,788,346
                                                                                                          -----------
    Net investment income                                                                                   3,115,216
                                                                                                          -----------
Realized and Unrealized Gain (Loss)
  Net realized gain (loss)
    Investment securities                                                                16,625,836
    Futures contracts                                                                     1,536,684
    Foreign currency transactions and forward foreign currency exchange contracts          (604,557)
                                                                                        -----------
      Net realized gain                                                                                    17,557,963
  Change in unrealized appreciation (depreciation) on:
    Investment securities                                                                30,398,801
    Futures contracts                                                                        38,951
    Foreign currency transactions and forward foreign currency exchange contracts          (251,671)
                                                                                        -----------
      Change in net unrealized appreciation (depreciation)                                                 30,186,081
                                                                                                          -----------
        Net realized and unrealized gain (loss)                                                            47,744,044
                                                                                                          -----------
Net Increase in Net Assets from Operations                                                                $50,859,260
                                                                                                          ===========

    The accompanying notes are an integral part of the financial statements.

                   Mellon Institutional Funds Master Portfolio
             The Boston Company International Core Equity Portfolio

                       Statements of Changes in Net Assets
--------------------------------------------------------------------------------

                                                                                          For the                 For the
                                                                                        Year Ended             Year Ended
                                                                                    September 30, 2005     September 30, 2004
                                                                                    ------------------     ------------------
Increase (Decrease) in Net Assets

From Operations
  Net investment income (loss)                                                         $  3,115,216            $  1,265,862
  Net realized gain (loss)                                                               17,557,963              15,649,120
  Change in net unrealized appreciation (depreciation)                                   30,186,081               5,266,928
                                                                                       ------------            ------------
  Net increase (decrease) in net assets from operations                                  50,859,260              22,181,910
                                                                                       ------------            ------------
Capital Transactions
  Contributions                                                                         147,880,626              50,826,021
  Withdrawals                                                                           (17,050,877)            (24,372,009)
                                                                                       ------------            ------------
  Net increase (decrease) in net assets from capital transactions                       130,829,749              26,454,012
                                                                                       ------------            ------------
Total Increase (Decrease) in Net Assets                                                 181,689,009              48,635,922
Net Assets
  At beginning of period                                                                126,296,250              77,660,328
                                                                                       ------------            ------------
  At end of period                                                                     $307,985,259            $126,296,250
                                                                                       ============            ============

    The accompanying notes are an integral part of the financial statements.

                   Mellon Institutional Funds Master Portfolio
             The Boston Company International Core Equity Portfolio

                              Financial Highlights
--------------------------------------------------------------------------------

                                                                                                              For the period
                                                                                                             January 28, 2003
                                                                      Year Ended September 30,                (commencement of
                                                                 -------------------------------               operations) to
                                                                 2005                      2004              September 30, 2003
                                                                --------                 --------                 -------
Total Return (a)                                                   31.12%                   27.12%                  22.46%(b)
Ratios/Supplemental Data:
  Expenses (to average daily net assets)*                           0.95%                    1.04%                   1.17%(c)
  Net Investment Income (to average daily net assets)*              1.66%                    1.30%                   1.81%(c)
  Portfolio Turnover                                                  58%                      80%                     63%(b)
  Net Assets, End of Year (000's omitted)                       $307,985                 $126,296                 $77,660

-------------
*    For the periods indicated, the investment adviser voluntarily agreed not to impose all or a portion of its investment advisory fee and/ or reimbursed the Fund for a portion of its operating expenses. If this voluntary action had not been taken, the investment income per share and the ratios would have been:

     Ratios (to average daily net assets):
       Expenses                                                      N/A                      N/A                    1.20%(c)
       Net investment income                                         N/A                      N/A                    1.78%(c)

(a) Total return for the Portfolio has been calculated based on the total return for the invested Fund, assuming all distributions were reinvested, and adjusted for the difference in expenses as set out in the notes to the financial statements. Total return would have been lower in the absence of expense waivers.
(b)  Not annualized.
(c)  Computed on an annualized basis.

    The accompanying notes are an integral part of the financial statements.

                   Mellon Institutional Funds Master Portfolio
             The Boston Company International Core Equity Portfolio

                          Notes to Financial Statements
--------------------------------------------------------------------------------

(1)  Significant Accounting Policies:

     Mellon Institutional Funds Master Portfolio (the "Portfolio Trust") was organized as a master trust fund under the laws of the State of New York on January 18, 1996 and is registered under the Investment Company Act of 1940, as amended, as an open-end, management investment company. The Boston Company International Core Equity Portfolio (the "Portfolio"), a separate diversified investment series of the Portfolio Trust, commenced operations on January 28, 2003.

     The objective of the Portfolio is to achieve long-term growth of capital. The Portfolio seeks to achieve its objective by investing, under normal circumstances, at least 80% of net assets in equity securities of companies that are located in the foreign countries represented in the MSCI Europe, Australia, Far East Index (EAFE) and Canada.

     At September 30, 2005, there were two funds, The Boston Company International Core Equity Fund and Dreyfus Premier International Equity Fund invested in the Portfolio (the "Funds"). The value of the Funds' investment in the Portfolio reflects the Funds' proportionate interests in the net assets of the Portfolio. At September 30, 2005, The Boston Company International Core Equity Fund and the Dreyfus Premier International Equity Fund held approximately 93% and 7% interests in the Portfolio, respectively.

     The following is a summary of significant accounting policies followed by the Portfolio in the preparation of its financial statements. The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

     A.   Investment security valuations

     Securities for which quotations are readily available are valued at the last sale price, or if no sale price, at the closing bid price, or the NASDAQ official close if applicable, in the principal market in which such securities are normally traded. Because foreign markets may be open at different times than the New York Stock Exchange, the value of the Portfolio's shares may change on days when shareholders are not able to buy or sell them. Many securities markets and exchanges outside the U.S. close prior to the close of the New York Stock Exchange and therefore the closing prices for securities in such markets or on such exchanges may not fully reflect the events that occur after such close but before the close of the New York Stock Exchange.

     If market quotations are not readily available or do not accurately reflect fair value, or the value of a security has been materially affected by events occurring after the close of the exchange or market on which the security is principally traded (for example, a foreign exchange or market), the Trustees have adopted fair value pricing procedures, which, among other things, require the Portfolio to fair value such securities if there has been a movement in the U.S. market that exceeds a specified threshold. Although the threshold may be revised from time to time and the number of days on which fair value prices will be used will depend on market activity, it is possible that fair value prices for foreign securities will be used by the Portfolio to a significant extent.

     Short-term instruments with less than sixty-one days remaining to maturity are valued at amortized cost, which approximates market value. If the Portfolio acquires a short-term instrument with more than sixty days remaining to its maturity, it is valued at current market value until the sixtieth day prior to maturity and is then valued at amortized value based upon the value on such date unless the Trustees determine during such sixty-day period that amortized value does not represent fair value.

     B.   Securities transactions and income

     Securities transactions are recorded as of trade date. Interest income is determined on the basis of coupon interest earned, adjusted for accretion of discount or amortization of premium using the yield - to - maturity method on debt securities with greater than sixty days to maturity. Dividend income is recorded on the ex-dividend date. Realized gains and losses from securities sold are recorded on the identified cost basis. The Portfolio does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss from investments. Net realized gains and losses on foreign currency transactions represent gains and losses on disposition of foreign currencies and forward foreign currency exchange contracts, currency gains and losses realized between the trade and settlement dates on securities transactions, and the difference between the amount of investment income and foreign withholding taxes recorded on the Portfolio's books and the U.S. dollar equivalent amounts actually received or paid.

     C.   Income taxes

     The Portfolio is treated as a partnership for federal tax purposes. No provision is made by the Portfolio for federal or state income taxes on any taxable income of the Portfolio because each investor in the Portfolio is ultimately responsible for the payment of any taxes. Since at least one of the Portfolio's investors is a regulated investment company that invests all or substantially all of its assets in the Portfolio, the Portfolio normally must

                   Mellon Institutional Funds Master Portfolio
             The Boston Company International Core Equity Portfolio

                          Notes to Financial Statements
--------------------------------------------------------------------------------

     satisfy the source of income and diversification requirements applicable to regulated investment companies (under the Internal Revenue Code) in order for its investors to satisfy them.

     D.   Foreign currency transactions

     The Portfolio maintains its records in U.S. dollars. Investment security valuations, other assets, and liabilities initially expressed in foreign currencies are converted into U.S. dollars based upon current currency exchange rates. Purchases and sales of foreign investment securities and income and expenses are converted into U.S. dollars based upon currency exchange rates prevailing on the respective dates of such transactions.

     Section 988 of the Internal Revenue Code provides that gains or losses on certain transactions attributable to fluctuations in foreign currency exchange rates must be treated as ordinary income or loss. For financial statement purposes, such amounts are included in net realized gains or losses.

     E.   Investment risk

     There are certain additional risks involved in investing in foreign securities that are not inherent in investments in domestic securities. These risks may involve adverse political and economic developments, including the possible imposition of capital controls or other foreign governmental laws or restrictions. In addition, the securities of some foreign companies and securities markets are less liquid and at times may be more volatile than securities of comparable U.S. companies and U.S. securities markets. The risks described above apply to an even greater extent to investments in emerging markets. The securities markets of emerging countries are generally smaller, less developed, less liquid, and more volatile than the securities markets of the U.S. and developed foreign markets.

     F.   Commitments and contingencies

     In the normal course of business, the Portfolio may enter into contracts and agreements that contain a variety of representations and warranties, which provide general indemnifications. The maximum exposure to the Portfolio under these arrangements is unknown, as this would involve future claims that may be made against the Portfolio that have not yet occurred. However, based on experience, the Portfolio expects the risks of loss to be remote.

     G.   Expenses

     The majority of expenses of the Trust or Portfolio are directly identifiable to an individual fund or Portfolio. Expenses which are not readily identifiable to a specific fund or Portfolio are allocated among Funds of the Trust taking into consideration, among other things, the nature and type of expense and the relative size of the funds or portfolios.

     H.   Affiliated issuers

     Affiliated issuers are investment companies advised by The Boston Company Asset Management Company LLC ("TBCAM"), a wholly-owned subsidiary of Mellon Financial Corporation, or its affiliates.

(2)  Investment Advisory Fee and Other Transactions with Affiliates:

     The investment advisory fee paid to TBCAM for overall investment advisory, administrative services, and general office facilities, is paid monthly at the annual rate of 0.80% of the Portfolio's average daily net assets. For the period ended September 30, 2005, the Portfolio was charged $1,495,312 in investment advisory fees to TBCAM.

     The Portfolio compensates Mellon Bank, N.A., a wholly-owned subsidiary of Mellon Financial Corporation, under a custody, administration and accounting services agreement for providing custody, fund administration and fund accounting services for the Portfolio. Pursuant to this agreement the Portfolio was charged $208,132 during the period ended September 30, 2005.

     The Portfolio entered into an agreement with Mellon Bank to perform certain securities lending activities and to act as the Portfolio's lending agent. Mellon Bank receives an agreed upon percentage of the net lending revenues. This compensation is a standard form of compensation received by securities lending agents with respect to non-affiliated entities. Pursuant to this agreement, Mellon Bank received $21,530, for the period ended September 30, 2005. See Note 6 for further details.

                   Mellon Institutional Funds Master Portfolio
             The Boston Company International Core Equity Portfolio

                          Notes to Financial Statements
--------------------------------------------------------------------------------

     Effective July 1, 2005, the Trust reimburses Mellon Institutional Asset Management for a portion of the salary of the Trust's Chief Compliance Officer. No other director, officer or employee of TBCAM or its affiliates receives any compensation from the Trust or the Portfolio for serving as an officer or Trustee of the Trust. The Trust pays each Trustee who is not a director, officer or employee of TBCAM or its affiliates an annual fee and a per meeting fee as well as reimbursement for travel and out of pocket expenses. In addition, the Portfolio Trust pays the legal fees for the independent counsel of the Trustees.

(3)  Purchases and Sales of Investments:

     Purchases and proceeds from sales of investments, other than short-term obligations, for the period ended September 30, 2005 were $244,189,007 and $106,046,221, respectively. For the period ended September 30, 2005 the Portfolio did not purchase or sell any long-term U.S. Government securities.

(4)  Federal Taxes:

     The cost and unrealized appreciation (depreciation) in value of the investment securities owned at September 30, 2005, as computed on a federal income tax basis, were as follows:

          Aggregate Cost                                 $268,987,609
                                                         ============
          Unrealized appreciation                         $49,241,317
          Unrealized depreciation                          (1,034,947)
                                                         ------------
          Net unrealized appreciation (depreciation)     $ 48,206,370
                                                         ============

(5)  Financial Instruments:

     In general, the following instruments are used for hedging purposes as described below. However, these instruments may also be used to seek to enhance potential gain in circumstances where hedging is not involved.

     The Portfolio may trade the following financial instruments with off-balance sheet risk:

     Options

     Call and put options give the holder the right to purchase or sell a security or currency or enter into a swap arrangement on a future date at a specified price. The Portfolio may use options to seek to hedge against risks of market exposure and changes in security prices and foreign currencies, as well as to seek to enhance returns. Writing puts and buying calls tend to increase the Portfolio's exposure to the underlying instrument. Buying puts and writing calls tend to decrease the Portfolio's exposure to the underlying instrument, or hedge other Portfolio investments. Options, both held and written by the Portfolio, are reflected in the accompanying Statement of Assets and Liabilities at market value. The underlying face amount at value of any open purchased option is shown in the Schedule of Investments. This amount reflects each contract's exposure to the underlying instrument at period end. Losses may arise from changes in the value of the underlying instruments if there is an illiquid secondary market for the contract or if the counter party does not perform under the contract's terms.

     Premiums received from writing options which expire are treated as realized gains. Premiums received from writing options which are exercised or are closed are added to or offset against the proceeds or amount paid on the transaction to determine the realized gain or loss. Realized gains and losses on purchased options are included in realized gains and losses on investment securities, except purchased options on foreign currency which are included in realized gains and losses on foreign currency transactions. If a put option written by the Portfolio is exercised, the premium reduces the cost basis of the securities purchased by the Portfolio. The Portfolio, as a writer of an option, has no control over whether the underlying securities may be sold (call) or purchased (put) and as a result bears the market risk of an unfavorable change in the price of the security underlying the written option.

     Exchange traded options are valued at the last sale price, or if no sales are reported, the last bid price for purchased options and the last ask price for written options. Options traded over-the-counter are valued using prices supplied by the dealers.

     At September 30, 2005, the Portfolio did not hold any options.

     Forward currency exchange contracts

     The Portfolio may enter into forward foreign currency and cross currency exchange contracts for the purchase or sale of a specific foreign currency

                   Mellon Institutional Funds Master Portfolio
             The Boston Company International Core Equity Portfolio

                          Notes to Financial Statements
--------------------------------------------------------------------------------

     at a fixed price on a future date. Risks may arise upon entering these contracts from the potential inability of counter parties to meet the terms of their contracts and from unanticipated movements in the value of a foreign currency relative to the U.S. dollar and other foreign currencies.

     The forward foreign currency and cross currency exchange contracts are marked to market using the forward foreign currency rate of the underlying currency and any gains or losses are recorded for financial statement purposes as unrealized until the contract settlement date or upon the closing of the contract. Forward currency exchange contracts are used by the Portfolio primarily to protect the value of the Portfolio's foreign securities from adverse currency movements. Unrealized appreciation and depreciation of forward currency exchange contracts is included in the Statement of Assets and Liabilities.

     At September 30, 2005, the Portfolio did not hold any open foreign currency exchange contracts.

     Futures contracts

     The Portfolio may enter into financial futures contracts for the delayed sale or delivery of securities or contracts based on financial indices at a fixed price on a future date. Pursuant to margin requirements the Portfolio deposits either cash or securities in an amount equal to a certain percentage of the contract amount. Subsequent payments are made or received by the Portfolio each day, depending on the daily fluctuations in the value of the underlying security, and are recorded for financial statement purposes as unrealized gains or losses by the Portfolio. There are several risks in connection with the use of futures contracts as a hedging device. The change in value of futures contracts primarily corresponds with the value of their underlying instruments or indices, which may not correlate with changes in the value of hedged investments. Buying futures tends to increase the Portfolio's exposure to the underlying instrument, while selling futures tends to decrease the Portfolio's exposure to the underlying instrument or hedge other investments. In addition, there is the risk that the Portfolio may not be able to enter into a closing transaction because of an illiquid secondary market. Losses may arise if there is an illiquid secondary market or if the counter party does not perform under the contract's terms. The Portfolio enters into financial futures transactions primarily to seek to manage its exposure to certain markets and to changes in securities prices and foreign currencies. Gains and losses are realized upon the expiration or closing of the futures contracts. Futures contracts are valued at the quoted daily settlement prices established by the exchange on which they trade.

     At September 30, 2005, the Portfolio held open financial futures contracts as disclosed in the schedule of investments.

(6)  Security Lending:

     The Portfolio may lend its securities to financial institutions which the Portfolio deems to be creditworthy. The loans are collateralized at all times with cash or securities with a market value at least equal to the market value of the securities on loan. The market value of securities loaned is determined daily and any additional required collateral is allocated to the Portfolio on the next business day. For the duration of a loan, the Portfolio receives the equivalent of the interest or dividends paid by the issuer on the securities loaned and also receives compensation from the investment of the collateral. As with other extensions of credit, the Portfolio bears the risk of delay in recovery or even loss of rights in its securities on loan should the borrower of the securities fail financially or default on its obligations to the Portfolio. In the event of borrower default, the Portfolio generally has the right to use the collateral to offset losses incurred. The Portfolio may incur a loss in the event it was delayed or prevented from exercising its rights to dispose of the collateral. The Portfolio also bears the risk in the event that the interest and/or dividends received on invested collateral is not sufficient to meet the Portfolio's obligations due on the loans.

     The Portfolio loaned securities during the period ended September 30, 2005 and earned interest on the invested collateral of $232,005 of which, $178,994 was rebated to borrowers or paid in fees. At September 30, 2005, the Portfolio had securities valued at $47,482 on loan. See Schedule of Investments for further detail on the security positions on loan and collateral held.

(7)  Line of Credit:

     The Portfolio, and other subtrusts in the Portfolio Trust and funds in the Trust are parties to a committed line of credit facility, which enables each portfolio/fund to borrow, in the aggregate, up to $35 million. Interest is charged to each participating portfolio/fund based on its borrowings at a rate equal to the Federal Funds effective rate plus 1/2 of 1%. In addition, a facility fee, computed at an annual rate of 0.060 of 1% on the daily unused portion of the facility, is allocated ratably among the participating portfolios/funds at the end of each quarter. For the period ended September 30, 2005, the expense allocated to the Portfolio was $2,581.

     During the period ended September 30, 2005, the Portfolio had average borrowings outstanding of $508,400 on a total of five days and incurred $265 of interest expense.

                   Mellon Institutional Funds Master Portfolio
             The Boston Company International Core Equity Portfolio

             Report of Independent Registered Public Accounting Firm
--------------------------------------------------------------------------------

To the Trustees of the Mellon Institutional Funds Master Portfolio and Investors of The Boston Company International Core Equity Portfolio:

In our opinion, the accompanying statement of assets and liabilities, including the schedule of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of The Boston Company International Core Equity Portfolio (the "Portfolio") at September 30, 2005, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the two years in the period then ended and the period from January 28, 2003 to September 30, 2003, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Portfolio's management. Our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at September 30, 2005 by correspondence with the custodian and brokers, provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP
New York, New York
November 18, 2005

Trustees and Officers

The following table lists the Trust's trustees and officers; their address and date of birth; their position with the Trust; the length of time holding that position with the Trust; their principal occupation(s) during the past five years; the number of portfolios in the fund complex they oversee; other directorships they hold in companies subject to registration or reporting requirements of the Securities Exchange Act of 1934 (generally called "public companies") or in registered investment companies; and total remuneration paid as of the period ended September 30, 2005. The Trust's Statement of Additional Information includes additional information about the Trust's trustees and is available, without charge, upon request by writing The Mellon Institutional Funds at P.O. Box 8585, Boston, MA 02266-8585 or calling toll free 1-800-221-4795.

Independent Trustees

                                                                                           Number of                      Trustee
                                                                     Principal          Portfolios in       Other       Remuneration
Name                                        Term of Office         Occupation(s)        Fund Complex    Directorships  (period ended
Address, and                 Position(s)    and Length of           During Past          Overseen by       Held by     September 30,
Date of Birth              Held with Trust   Time Served              5 Years              Trustee         Trustee          2005)
------------------------------------------------------------------------------------------------------------------------------------
Samuel C. Fleming              Trustee        Trustee       Chairman Emeritus, Decision       33             None           $299
c/o Decision Resources, Inc.                  since         Resources, Inc. ("DRI")
260 Charles Street                            11/3/1986     (biotechnology research and
Waltham, MA 02453                                           consulting firm); formerly
9/30/40                                                     Chairman of the Board and
                                                            Chief Executive Officer, DRI

Caleb Loring III               Trustee        Trustee       Trustee, Essex Street             33             None           $311
c/o Essex Street Associates                   since         Associates (family
P.O. Box 5600                                 11/3/1986     investment trust office)
Beverly, MA 01915
11/14/43

Benjamin M. Friedman           Trustee        Trustee       William Joseph Maier,             33             None           $299
c/o Harvard University                        since         Professor of Political
Littaver Center 127                           9/13/1989     Economy, Harvard University
Cambridge, MA 02138
8/5/44

John H. Hewitt                 Trustee        Trustee       formerly Trustee, Mertens         33             None           $299
P.O. Box 2333                                 since         House, Inc. (hospice)
New London, NH 03257                          11/3/1986
4/11/35

Interested Trustees

Patrick J. Sheppard            Trustee,       Since 2003    President and Chief               33             None             $0
Mellon Institutional        President and                   Operating Officer of The
Asset Management           Chief Executive                  Boston Company Asset
One Boston Place               Officer                      Management, LLC; formerly
Boston, MA 02108                                            Senior Vice President and
7/24/65                                                     Chief Operating Officer,
                                                            Mellon Institutional Asset
                                                            Management ("MIAM") and
                                                            Vice President and Chief
                                                            Financial Officer, MIAM

Principal Officers who are Not Trustees

Name                                                 Term of Office
Address, and                   Position(s)            and Length of               Principal Occupation(s)
Date of Birth                Held with Trust           Time Served                  During Past 5 Years
------------------------------------------------------------------------------------------------------------------------
Barbara A. McCann          Vice President and           Since 2003            Senior Vice President and Head of
Mellon Institutional           Secretary                                      Operations, Mellon Institutional Asset
Asset Management                                                              Management; formerly First Vice President,
One Boston Place                                                              Mellon Institutional Asset Management and
Boston, MA 02108                                                              Mellon Global Investments
2/20/61

Steven M. Anderson           Vice President           Vice President since    Vice President and Mutual Funds Controller,
Mellon Institutional          and Treasurer           1999; Treasurer         Mellon Institutional Asset Management
Asset Management                                      since 2002
One Boston Place
Boston, MA 02108
7/14/65

Denise B. Kneeland           Assistant Vice           Since 1996              Vice President and Manager, Mutual Funds
Mellon Institutional           President                                      Operations, Mellon Institutional Asset
Asset Management                                                              Management
One Boston Place
Boston, MA 02108
8/19/51

Cara E. Hultgren             Assistant Vice           Since 2001              Assistant Vice President and Compliance
Mellon Institutional           President                                      Manager, Mellon Institutional Asset
Asset Management                                                              Management ("MIAM"); formerly Shareholder
One Boston Place                                                              Services, MIAM and Shareholder
Boston, MA 02108                                                              Representative, Standish Mellon Asset
1/19/71                                                                       Management Company LLC

Mary T. Lomasney             Chief Compliance         Since 2005              First Vice President, Mellon Institutional
Mellon Institutional             Officer                                      Asset Management and Chief Compliance
Asset Management                                                              Officer, Mellon Funds Distributor; formerly
One Boston Place                                                              Director, Blackrock, Inc., Senior Vice
Boston, MA 02108                                                              President, State Street Research &
4/8/57                                                                        Management Company ("SSRM"), Vice President, SSRM

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                       [LOGO] Mellon
                              --------------------------
                              Mellon Institutional Funds

                              One Boston Place
                              Boston, MA 02108-4408
                              800.221.4795
                              www.melloninstitutionalfunds.com

                                                                   6924AR0905

                                               [LOGO] Mellon
                                                      --------------------------
                                                      Mellon Institutional Funds




Annual Report                     The Boston Company
                                  International Small Cap Fund
--------------------------------------------------------------------------------

Year Ended September 30, 2005

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.

Any information in this shareholder report regarding market or economic trends or the factors influencing the Fund's historical or future performance are statements of the opinion of Fund management as of the date of this report. These statements should not be relied upon for any other purposes. Past performance is no guarantee of future results, and there is no guarantee that market forecasts discussed will be realized.

Commencing with the fiscal quarter ending December 31, 2004, the Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. The Fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington D.C. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of the Fund's portfolio holdings, view the most recent quarterly holdings report, semi-annual report or annual report on the Fund's web site at http://melloninstitutionalfunds.com.

To view the Fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30 visit http://melloninstitutionalfunds.com or the SEC's web site at http://www.sec.gov. You may also call 1-800-221-4795 to request a free copy of the proxy voting guidelines.

[LOGO] Mellon
       --------------------------
       Mellon Institutional Funds

November 2005

Dear Mellon Institutional Fund Shareholder:

Enclosed you will find your Fund's annual report for the fiscal year ended September 30, 2005.

Financial markets mostly treaded water over the past 12 months, as investors grappled with the economic impact of soaring energy costs and the prospect of higher inflation. Despite the potential drag to the U.S. economy due to damage inflicted by Hurricanes Katrina and Rita, the Federal Reserve gave every indication that it intended to continue its steady tightening of short term rates. This signals the Fed's belief that inflation is a greater threat than that of recession.

While the stock market does not appear to be anticipating a recession, it showed few signs of bullishness. The S&P 500 moved sideways over the year, mostly within the 1150 - 1200 range, at a time when corporations are flush with cash and profit margins and cash flows are generally healthy. The reasons for muted enthusiasm aren't hard to find: consumer confidence is on the decline and the energy supply shock is injecting new uncertainty. Demand is still strong around the world but there are risks, particularly with inflationary expectations creeping higher. The main risk is that tighter monetary policy will dampen demand.

The bond market displayed a similar ambivalence. On the one hand, it was difficult for bond investors to do more than "earn their coupon" as the yield curve flattened. Yields on short term Treasury bills moved from just over 2% at the start of the year to over 3.6% in October; yields on 20-year Treasury bonds started and ended at 4.75% over the same period. On the other hand, despite hurricanes and the downgrading of GM, the spread of high yield bonds over Treasuries widened only minimally. This is a clear signal that bond investors were still embracing risk - something they were not likely to do if an economic downturn had been anticipated.

We believe that the current inflation pressures will be mitigated over time by broader trends within the world economy, particularly the disinflationary aspects of global trade. Profit growth is likely to slow in 2006, but from a relatively strong position. The consensus U.S. forecast still calls for reasonably solid real economic growth of about 3.3% and the return of the world's second largest economy, Japan, to sustainable growth.

We wish to thank you for your business and confidence in Mellon Institutional Funds. Please feel free to contact us with questions or comments.

Sincerely,

/s/ Patrick J. Sheppard

Patrick J. Sheppard
President and CEO
Mellon Institutional Funds

                    One Boston Place o Boston, MA 02108-4402
                        A Mellon Asset Management Company

                   Mellon Institutional Funds Investment Trust
                 The Boston Company International Small Cap Fund

                       Management Discussion and Analysis
--------------------------------------------------------------------------------

September 2005

The Boston Company International Small Cap Fund's return for the twelve months ending September 30, 2005, after all expenses, was 40% compared to a return of 33% for the S&P Citigroup EMI ex. U.S. index. The Fund's return exceeds the benchmark by solid margins for all measurement periods since inception.

All markets in the index were up more than 19% for the year (measured in U.S. dollars). South Korea was the best market with a 92% return due to strength in shipping and ship building - both benefiting from the trade flows to and from China. Three other markets were up more than 60% - Austria, Norway, and Denmark. Belgium was the relative laggard despite posting a return of 19%.

From an economic sector perspective, it was another excellent year for energy stocks (+72%), with all other sectors far behind. Utilities and Health Care both rose 41% to end in a virtual tie for second place. Everysector rose at least 20% with Consumer Discretionary coming in `last' despite gaining nearly 22%.

The Fund outperformed the index during the period due to our process of disciplined stock selection. Contribution to the positive relative performance was broad based. The Fund had positive stock selection versus the benchmark in 17 of 23 countries. More impressively, the Fund outperformed the benchmark in all10 economic sectors. The best relative results came from the Materials sector where the Fund's holdings rose53% compared to the index's 29% gain.

The global economy continues to grow, but investors are beginning to worry about inflationary pressures (primarily from oil, other commodities, health care and housing). Central banks have stopped the easing cycle that began after the recession and terror attacks early in the decade, and in some cases have begun to raise rates (the U.S. Federal Reserve has been doing so for some time). International markets have seen several years of strong returns with very little volatility. We remain cautiously optimistic over the longer term, but will not be surprised if volatility returns in the short term. Regardless of the environment, we continue to manage the Fund as we always have: investing in stocks of companies that are attractively valued and exhibit improving business momentum.

/s/ Daniel LeVan                                /s/ John Evers
Daniel LeVan                                    John Evers

                   Mellon Institutional Funds Investment Trust
                 The Boston Company International Small Cap Fund

   Comparison of Change in Value of $100,000 Investment in The Boston Company
       International Small Cap Fund and the S&P/CitiGroup EMI ex-US Index
--------------------------------------------------------------------------------

[THE FOLLOWING DATA WAS REPRESENTED AS A MOUNTAIN CHART IN THE PRINTED
DOCUMENT.]

                                    TBC
       PERIOD           International Small Cap Fund*        S&P/CitiGroup EMI ex-US Index**

      1/2/96                      100,000                              100,000
      3/31/96                     109,123                              105,749
      6/30/96                     117,983                              110,430
      9/30/96                     118,543                              107,926
      12/31/96                    125,933                              107,252
      3/31/97                     129,050                              105,282
      6/30/97                     144,933                              112,854
      9/30/97                     147,408                              108,293
      12/31/97                    127,767                               97,169
      3/31/98                     155,480                              113,889
      6/30/98                     158,609                              113,482
      9/30/98                     125,511                               96,294
      12/31/98                    140,652                              108,974
      3/31/99                     153,742                              110,537
      6/30/99                     175,694                              117,335
      9/30/99                     193,860                              123,317
      12/31/99                    198,510                              134,589
      3/31/00                     209,392                              137,313
      6/30/00                     216,061                              134,909
      9/30/00                     209,758                              127,805
      12/31/00                    206,590                              120,693
      3/31/01                     187,102                              107,833
      6/30/01                     200,450                              111,111
      9/30/01                     173,819                               93,990
      12/31/01                    186,603                              101,743
      3/31/02                     200,107                              107,859
      6/30/02                     214,854                              110,023
      9/30/02                     183,192                               90,638
      12/31/02                    188,962                               94,331
      3/31/03                     184,006                               89,984
      6/30/03                     220,557                              110,871
      9/30/03                     250,227                              125,461
      12/31/03                    290,189                              145,012
      3/31/04                     323,359                              158,667
      6/30/04                     328,584                              160,049
      9/30/04                     333,397                              160,156
      12/31/04                    386,554                              186,692
      3/31/05                     405,759                              193,677
      6/30/05                     409,551                              192,548
      9/30/05                     467,418                              213,755

                          Average Annual Total Returns
                          (for period ended 9/30/2005)
--------------------------------------------------------------------------------

                                                                     Since
                                                                   Inception
                 1 Year          3 Years          5 Years          1/2/1996*
--------------------------------------------------------------------------------
Fund             40.20%           36.65%           17.38%            17.15%

*    Combined LP & MF Performance
**   Source: Bloomberg Inc.

Average annual total returns reflect the change in the value of an investment, assuming reinvestment of the fund's dividend income and capital gains. The $100,000 line graph and the fund's returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. During periods of reimbursement by the fund's investment adviser (if applicable), the fund's total return will be greater than it would be had the reimbursement not occurred. Past performance is not predictive of future performance.

                   Mellon Institutional Funds Investment Trust
                 The Boston Company International Small Cap Fund

                           Shareholder Expense Example
--------------------------------------------------------------------------------

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including redemption fees, and (2) ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (April 1, 2005 to September 30, 2005).

Actual Expenses

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000.00=8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expenses ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

                                                                                       Expenses Paid
                                           Beginning             Ending                During Period+
                                         Account Value       Account Value            April 1, 2005 to
                                         April 1, 2005     September 30, 2005        September 30, 2005
---------------------------------------------------------------------------------------------------------
Actual                                     $1,000.00            $1,152.00                 $6.26(1)
Hypothetical (5% return
  per year before expenses)                $1,000.00            $1,019.25                 $5.87(1)

---------------

+ Expenses are equal to the Fund's annualized expense ratio of 1.16%, multiplied by the average account value over the period, multiplied by 183/365 (to reflect the one-half year period).

(1) The example reflects the expenses of the Fund and the master portfolio in which the Fund invests all of its assets.

                   Mellon Institutional Funds Investment Trust
                 The Boston Company International Small Cap Fund

           Portfolio Information as of September 30, 2005 (Unaudited)
--------------------------------------------------------------------------------

                                                                                Percentage of
Top Ten Holdings*                             Country             Sector         Investments
----------------------------------------------------------------------------------------------
Trican Well Service Ltd.                        Canada                  Energy       1.3%
Elekta AB                                       Sweden    Consumer Noncyclical       1.0
Nippon Shokubai Ltd.                             Japan         Basic Materials       1.0
Erg Spa                                          Italy                  Energy       1.0
Home Capital Group, Inc.                        Canada               Financial       0.9
Mitsubishi Gas Chemical Co., Inc.                Japan         Basic Materials       0.9
Immobiliaria Urbis SA                            Spain               Financial       0.9
Hyundai Mipo Dockyard                      South Korea              Industrial       0.9
IPSCO, Inc.                                     Canada         Basic Materials       0.9
Koninklijke BAM Groep NV                   Netherlands              Industrial       0.9
                                                                                    ----
                                                                                     9.7%

*    Excluding short-term securities and investment of cash collateral.

                                                                   Percentage of
Geographic Region Allocation*                                        Investments
--------------------------------------------------------------------------------
Europe ex U.K.                                                          43.0%
U.K.                                                                    19.1
Asia ex Japan                                                           11.0
Japan                                                                   20.1
Americas ex U.S.                                                         6.8
                                                                       -----
                                                                       100.0%

*    Excluding short-term securities and investment of cash collateral.

The Boston Company International Small Cap Fund invests all of its investable assets in an interest of the Boston Company International Small Cap Portfolio (See Note 1 of the Fund's Notes to Financial Statements). The Portfolio is actively managed. Current holdings may be different than those presented above.

                   Mellon Institutional Funds Investment Trust
                 The Boston Company International Small Cap Fund

                       Statement of Assets and Liabilities
                               September 30, 2005
--------------------------------------------------------------------------------

Assets

  Investment in The Boston Company International Small Cap Portfolio
   ("Portfolio"), at value (Note 1A)                                                          $517,329,189
  Receivable for Fund shares sold                                                                8,116,521
  Prepaid expenses                                                                                  17,590
                                                                                              ------------
   Total assets                                                                                525,463,300

Liabilities

  Payable for Fund shares redeemed                                             $500,785
  Accrued transfer agent fees (Note 2)                                              573
  Accrued professional fees                                                      28,893
  Accrued trustees' fees (Note 2)                                                   500
  Accrued expenses and other liabilities                                         22,694
                                                                               --------
   Total liabilities                                                                               553,445
                                                                                              ------------
Net Assets                                                                                    $524,909,855
                                                                                              ============
Net Assets consist of:

  Paid-in capital                                                                             $375,225,748
  Accumulated net realized gain                                                                 29,495,041
  Undistributed net investment income                                                            1,355,309
  Net unrealized appreciation                                                                  118,833,757
                                                                                              ------------
Total Net Assets                                                                              $524,909,855
                                                                                              ============
Shares of beneficial interest outstanding                                                       25,190,425
                                                                                              ============
Net Asset Value, offering and redemption price per share
 (Net Assets/Shares outstanding)                                                              $      20.84
                                                                                              ============

    The accompanying notes are an integral part of the financial statements.

                   Mellon Institutional Funds Investment Trust
                 The Boston Company International Small Cap Fund

                             Statement of Operations
                      For the Year Ended September 30, 2005
--------------------------------------------------------------------------------

Investment Income (Note 1B)

  Dividend income allocated from Portfolio (net foreign witholding taxes $909,722)            $  8,139,809
  Interest income allocated from Portfolio                                                         490,933
  Expenses allocated from Portfolio                                                             (3,987,407)
                                                                                              ------------
   Net investment income (loss) allocated from Portfolio                                         4,643,335

Expenses
  Transfer agent fees (Note 2)                                                 $29,467
  Registration fees                                                             53,113
  Professional fees                                                             53,835
  Shareholder reports                                                           13,000
  Insurance expense                                                                975
  Trustees' fees (Note 2)                                                        2,482
  Miscellaneous expenses                                                         5,647
                                                                               -------

   Total expenses                                                                                  158,519
                                                                                              ------------
    Net investment income                                                                        4,484,816
                                                                                              ------------
Realized and Unrealized Gain (Loss)
  Net realized gain (loss) allocated from Portfolio on:
   Investment securities, futures contracts, foreign currency
     exchange contracts and foreign currency transactions                                       27,275,211
  Change in unrealized appreciation (depreciation) allocated from Portfolio on:
   Investments securities, futures contracts, foreign currency
     exchange contracts and foreign currency transactions                                       86,395,650
                                                                                              ------------
  Net realized and unrealized gain (loss) on investments                                       113,670,861
                                                                                              ------------

Net Increase in Net Assets from Operations                                                    $118,155,677
                                                                                              ============

    The accompanying notes are an integral part of the financial statements.

                   Mellon Institutional Funds Investment Trust
                 The Boston Company International Small Cap Fund

                       Statements of Changes in Net Assets
--------------------------------------------------------------------------------

                                                                                 For the                   For the
                                                                                Year Ended                Year Ended
                                                                            September 30, 2005        September 30, 2004
                                                                            ------------------        ------------------
Increase (Decrease) in Net Assets:

From Operations
   Net investment income (loss)                                                $  4,484,816              $  1,371,273
   Net realized gain (loss)                                                      27,275,211                18,477,139
   Change in net unrealized appreciation (depreciation)                          86,395,650                15,364,375
                                                                               ------------              ------------
   Net increase (decrease) in net assets from investment operations             118,155,677                35,212,787
                                                                               ------------              ------------
Distributions to Shareholders (Note 1C)
   From net investment income                                                    (3,076,387)               (1,083,002)
   From net realized gains on investments                                       (15,292,137)                       --
                                                                               ------------              ------------
   Total distributions to shareholders                                          (18,368,524)               (1,083,002)
                                                                               ------------              ------------
Fund Share Transactions (Note 4)
   Net proceeds from sale of shares                                             220,193,096               102,193,352
   Value of shares issued in reinvestment of distributions                       16,901,362                   859,847
   Redemption fees credited to capital                                                6,450                     1,605
   Cost of shares redeemed                                                      (24,010,618)              (14,722,174)
                                                                               ------------              ------------
   Net increase (decrease) in net assets from Fund share transactions           213,090,290                88,332,630
                                                                               ------------              ------------
Total Increase (Decrease) in Net Assets                                         312,877,443               122,462,415

Net Assets
   At beginning of period                                                       212,032,412                89,569,997
                                                                               ------------              ------------
   At end of period (including undistributed net
     investment income of $1,355,309 and $949,027)                             $524,909,855              $212,032,412
                                                                               ============              ============

    The accompanying notes are an integral part of the financial statements.

                   Mellon Institutional Funds Investment Trust
                 The Boston Company International Small Cap Fund

                              Financial Highlights
--------------------------------------------------------------------------------

                                                                                      Year Ended September 30,
                                                                   -----------------------------------------------------------
                                                                      2005         2004         2003         2002        2001
                                                                    -------      -------      -------      -------     -------

Net Asset Value, Beginning of Period                               $  15.93     $  12.05     $   8.91      $  8.55     $ 10.65
From Operations:

   Net investment income (loss)* (a)                                   0.23         0.14         0.10         0.09        0.11
   Net realized and unrealized gains (loss) on investments             5.86         3.86         3.13         0.38       (1.89)
                                                                   --------     --------     --------      -------     -------
Total from operations                                                  6.09         4.00         3.23         0.47       (1.78)
                                                                   --------     --------     --------      -------     -------
Less Distributions to Shareholders:

   From investment income                                             (0.17)       (0.12)       (0.09)       (0.11)      (0.08)
   From net realized gains on investments                             (1.01)          --           --           --       (0.24)
                                                                   --------     --------     --------      -------     -------
Total distributions to shareholders                                   (1.18)       (0.12)       (0.09)       (0.11)      (0.32)
                                                                   --------     --------     --------      -------     -------
Net Asset Value, End of Year                                       $  20.84     $  15.93     $  12.05      $  8.91     $  8.55
                                                                   ========     ========     ========      =======     =======
Total Return                                                          40.20%       33.35%       36.47%(b)     5.39%(b)  (17.13)%(b)

Ratios/Supplemental data:
   Expenses (to average daily net assets)*(c)                          1.16%        1.27%        1.39%        1.25%       1.25%
   Net Investment Income (to average daily net assets)*                1.26%        0.99%        1.01%        0.96%       1.10%
   Portfolio Turnover                                                   N/A          N/A           15%(d)       69%(d)      89%(d)
   Net Assets, End of Period (000's omitted)                       $524,910     $212,032      $89,570      $33,770     $22,386

-------------------
*  The investment advisor voluntarily agreed not to impose a portion of its investment advisory fee and/or reimbursed the Fund for all or a portion of its operating expenses. If this voluntary action had not been taken, the investment income per share and the ratios would have been:

   Net investment income per share (a)                                  N/A          N/A     $   0.08      $  0.04     $  0.04
   Ratios (to average daily net assets):
     Expenses (c)                                                       N/A          N/A         1.65%        1.82%       1.98%
     Net investment income                                              N/A          N/A         0.75%        0.39%       0.37%

(a)  Calculated based on average shares outstanding.

(b)  Total return would have been lower in the absence of expense waivers.

(c)  Includes the Fund's share of the Portfolio's allocated expenses.

(d) Portfolio turnover represents activity while the Fund was investing directly in securities until January 23, 2003. The portfolio turnover for the period since the Fund transferred substantially all of its investable assets to the Portfolio is shown in the Portfolio's financial statements which are included elsewhere in this report.

    The accompanying notes are an integral part of the financial statements.

                   Mellon Institutional Funds Investment Trust
                 The Boston Company International Small Cap Fund

                          Notes to Financial Statements
--------------------------------------------------------------------------------

(1)  Significant Accounting Policies:

     Mellon Institutional Funds Investment Trust (the "Trust") is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended, as an open-end, management investment company. The Boston Company International Small Cap Fund (the "Fund") is a separate diversified investment series of the Trust.

     The Fund invests all of its investable assets in an interest of The Boston Company International Small Cap Portfolio (the "Portfolio"), a subtrust of Mellon Institutional Funds Master Portfolio (the "Portfolio Trust"), which is organized as a New York trust, and has the same investment objective as the Fund. The Portfolio seeks to achieve its objective by investing, under normal circumstances, at least 80% of net assets in equity securities in companies that are located in foreign countries represented in the S&P Citigroup EMI Ex-U.S. Index and, to a limited extent, emerging markets. The value of the Fund's investment in the Portfolio reflects the Fund's proportionate interest in the net assets of the Portfolio (79% at September 30, 2005). The performance of the Fund is directly affected by the performance of the Portfolio. The financial statements of the Portfolio are included elsewhere in this report and should be read in conjunction with the Fund's financial statements.

     The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements. The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

     A.   Investment security valuations

     The Fund records its investment in the Portfolio at value. The Portfolio values its securities at value as discussed in Note 1A of the Portfolio's Notes to Financial Statements, which are included elsewhere in this report.

     B.   Securities transactions and income

     Securities transactions are recorded as of the trade date. The Fund's net investment income consists of the Fund's pro rata share of the net investment income of the Portfolio, less all expenses of the Fund determined in accordance with accounting principles generally accepted in the United States of America. All realized and unrealized gains and losses of the Fund represent pro rata shares of gains and losses of the Portfolio.

     C.   Distributions to shareholders

     Distributions to shareholders are recorded on ex-dividend date. The Fund's dividends from short-term and long-term capital gains, if any, after reduction of capital losses will be declared and distributed at least annually. In determining the amounts of its dividends, the Fund will take into account its share of the income, gains or losses, expenses, and any other tax items of the Portfolio. Dividends from net investment income and distributions from capital gains, if any, are reinvested in additional shares of the Fund unless a shareholder elects to receive them in cash. Income and capital gain distributions are determined in accordance with income tax regulations which may differ from accounting principles generally accepted in the United States of America. These differences, which may result in reclassifications, are primarily due to differing treatments for foreign currency transactions, passive foreign investment companies (PFICs) and capital loss carryovers and redemptions in-kind.

     Permanent book and tax basis differences including distributions in kind, will result in reclassifications among undistributed net investment income, accumulated net realized gain (loss) and paid in capital. Undistributed net investment income and accumulated net realized gain (loss) on investments may include temporary book and tax basis differences which will reverse in a subsequent period. Any taxable income or gain remaining at fiscal year end is distributed in the following year.

     D.   Expenses

     The majority of expenses of the Trust or Portfolio Trust are directly identifiable to an individual fund. Expenses which are not readily identifiable to a specific fund or portfolio are allocated among Funds of the Trust taking into consideration, among other things, the nature and type of expense and the relative size of the funds or portfolios.

(2)  Investment Advisory Fee and Other Transactions With Affiliates:

     The Fund does not directly pay any investment advisory fees, but indirectly bears its pro rata share of the compensation paid by the Portfolio to The Boston Company Asset Management, LLC ("TBCAM") for such services. See Note 2 of the Portfolio's Notes to Financial Statements which are included elsewhere in this report.

                   Mellon Institutional Funds Investment Trust
                 The Boston Company International Small Cap Fund

                          Notes to Financial Statements
--------------------------------------------------------------------------------

     The Fund entered into an agreement with Dreyfus Transfer, Inc., a wholly owned subsidiary of The Dreyfus Corporation, a wholly owned subsidiary of Mellon Financial Corporation and an affiliate of TBCAM, to provide personnel and facilities to perform transfer agency and certain shareholder services for the Fund. For these services the Fund pays Dreyfus Transfer, Inc. a fixed fee plus per account and transaction based fees, as well as, out-of-pocket expenses. Pursuant to this agreement the Fund was charged $29,467 during the period ended September 30, 2005.

     Effective July 1, 2005, the Trust reimburses Mellon Institutional Asset Management for a portion of the salary of the Trust's Chief Compliance Officer. For the period ended September 30, 2005, the Fund was charged $1,134. No other director, officer or employee of TBCAM or its affiliates received any compensation from the Trust or the Fund for serving as an officer or Trustee of the Trust. The Trust pays each Trustee who is not a director, officer or employee of TBCAM or its affiliates an annual fee and a per meeting fee as well as reimbursement for travel and out of pocket expenses. In addition, the Trust pays the legal fees for the independent counsel of the Trustees.

     The Fund pays administrative service fees. These fees are paid to affiliated or unaffiliated retirement plans, omnibus accounts and platform administrators and other entities ("Plan Administrators") that provide record keeping and/or other administrative support services to retirement plans and their participants. As compensation for such services, the Fund may pay each Plan Administrator a service fee in an amount of up to 0.15% (on an annualized basis) of the Fund's average daily net assets attributable to fund shares that are held in accounts serviced by such Plan Administrator. The Fund's adviser or its affiliates may pay additional compensation from their own resources to Plan Administrators and other entities for administrative services, as well as in consideration of marketing or other distribution-related services. These payments may provide an incentive for these entities to actively promote the Fund or cooperate with the distributor's promotional efforts.

(3)  Investment Transactions:

     Increases and decreases in the Fund's investment in the Portfolio for the period ended September 30, 2005, aggregated $229,210,646 and $42,025,011, respectively. The Fund receives a proportionate share of the Portfolio's income, expenses, and realized and unrealized gains and losses based on applicable tax allocation rules. Book/tax differences arise when changes in proportionate interest for funds investing in the Portfolio occur.

(4)  Shares of Beneficial Interest:

     The Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest having a par value of one cent per share. Transactions in Fund shares were as follows:

                                              For the               For the
                                            Year Ended             Year Ended
                                        September 30, 2005     September 30, 2004
                                        ------------------     ------------------
Shares sold                                12,160,695              6,808,462

Shares issued to shareholders in
  reinvestment of distributions             1,026,030                 60,513

Shares redeemed                            (1,306,673)              (989,803)
                                           ----------               --------

Net increase                               11,880,052              5,879,172
                                           ==========              =========

     At September 30, 2005, two shareholders of record held approximately 34% of the total outstanding shares of the Fund. Investment activities of these shareholders could have a material impact on the Fund.

     The Fund imposes a redemption fee of 2% of the net asset value of the shares, with certain exceptions, which are redeemed or exchanged less than 30 days from the day of their purchase. The redemption fee is paid directly to the Fund, and is designed to offset brokerage commissions, market impact, and other costs associated with short-term trading. The fee does not apply to shares that were acquired through reinvestment of distributions. For the period ended September 30, 2005, the Fund received $6,450 in redemption fees.

                   Mellon Institutional Funds Investment Trust
                 The Boston Company International Small Cap Fund

                          Notes to Financial Statements
--------------------------------------------------------------------------------

(5)  Federal Taxes:

     As a regulated investment company qualified under Subchapter M of the Internal Revenue Code, the Fund is not subject to income taxes to the extent that it distributes substantially all of its taxable income for its fiscal year.

     As of September 30, 2005, the components of distributable earnings on a tax basis were as follows:

       Undistributed ordinary income                 $ 9,109,740
       Undistributed capital gains                   $21,723,519

     Tax character of distributions paid during the fiscal years ended September 30, 2005 and September 30, 2004, were as follows:

       Distributions paid from:           2005            2004
                                      -----------      ----------
         Ordinary income              $ 7,466,103      $1,083,002
         Capital gains-long term      $10,902,421              --

     See the Portfolio's financial statements included elsewhere in this report for tax basis unrealized appreciation/(depreciation) information.

                   Mellon Institutional Funds Investment Trust
                 The Boston Company International Small Cap Fund

             Report of Independent Registered Public Accounting Firm
--------------------------------------------------------------------------------

To the Trustees of the Mellon Institutional Funds Investment Trust and Shareholders of The Boston Company International Small Cap Fund:

In our opinion, the accompanying statement of assets and liabilities, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of The Boston Company International Small Cap Fund ( the "Fund") at September 30, 2005, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at September 30, 2005 by correspondence with the custodian, provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP
New York, New York
November 18, 2005

                   Mellon Institutional Funds Master Portfolio
              The Boston Company International Small Cap Portfolio

                   Schedule of Investments--September 30, 2005
--------------------------------------------------------------------------------

                                                                          Value
Security                                                     Shares     (Note 1A)
----------------------------------------------------------------------------------
UNAFFILIATED INVESTMENTS--99.8%

EQUITIES--96.8%

Australia--3.5%
APN News & Media Ltd.                                       453,760   $ 1,729,960
Caltex Australia Ltd.                                       287,070     4,491,641
Cochlear Ltd.                                                99,710     2,981,092
Downer EDI Ltd.                                             426,600     1,964,706
Oil Search Ltd.                                           1,288,350     3,801,760
Oxiana Ltd. (b)                                           2,482,600     2,536,597
Perpetual Trustees Australia Ltd.                            60,730     3,137,274
Sims Group Ltd.                                             146,530     2,134,026
                                                                      -----------
                                                                       22,777,056
                                                                      -----------

Austria--0.8%
Boehler-Uddeholm                                             29,410     4,946,291
                                                                      -----------

Belgium--0.7%
Colruyt SA                                                   13,754     1,787,903
NV Union Miniere SA                                          27,460     2,993,883
                                                                      -----------
                                                                        4,781,786
                                                                      -----------

Canada--6.6%
Astral Media, Inc.                                           99,600     2,930,219
Ensign Resource Service Group, Inc.                         134,200     4,576,523
Gildan Activewear, Inc. (b)                                  98,900     3,771,956
Home Capital Group, Inc.                                    185,300     5,981,021
Inmet Mining Corp. (b)                                      281,700     5,055,470
IPSCO, Inc.                                                  77,800     5,535,331
Kingsway Financial Services Inc.                            122,300     2,194,831
Northbridge Financial                                       180,100     4,937,326
Trican Well Service Ltd. (b)                                237,600     8,652,828
                                                                      -----------
                                                                       43,635,505
                                                                      -----------

Denmark--1.6%
Bang & Olufsen A/S                                           23,900     2,059,416
GN Store Nord A/S                                           244,800     3,233,089
Jyske Bank A/S (b)                                          107,100     5,407,784
                                                                      -----------
                                                                       10,700,289
                                                                      -----------

Finland--2.6%
Nokian Renkaat OYJ                                          127,000     3,007,308
OKO Bank (OKO Osuuspankkien Keskuspankki Oyi)               109,200     1,797,342
Rautaruukki Oyj                                             205,200     4,607,595
Wartsila Oyj B Shares                                       115,050     3,662,858
YIT-Yhtyma Oyj                                               88,300     3,744,752
                                                                      -----------
                                                                       16,819,855
                                                                      -----------

    The accompanying notes are an integral part of the financial statements.

                   Mellon Institutional Funds Master Portfolio
              The Boston Company International Small Cap Portfolio

                   Schedule of Investments--September 30, 2005
--------------------------------------------------------------------------------

                                                                          Value
Security                                                     Shares     (Note 1A)
-------------------------------------------------------------------- -------------
France--9.1%
Alten (b)                                                   116,920   $ 3,775,771
April Group                                                  55,460     1,965,575
Ciments Francais (a)                                         22,750     2,637,524
Clarins SA                                                   44,686     2,923,190
CNP Assurances                                               34,340     2,302,089
Eiffage (a)                                                  46,313     4,331,608
Elior (a)                                                   266,300     3,695,224
Euler Hermes SA (a)                                          55,860     4,972,866
Generale de Sante                                            93,460     3,378,591
Iliad SA                                                     69,900     3,871,379
Imerys SA                                                    32,960     2,445,185
Lagardere SCA                                                26,740     1,897,007
Natexis Banques Populaires                                   24,600     3,709,082
Nexans SA                                                    46,430     2,144,780
Publicis Groupe                                              58,700     1,867,427
SR Teleperformance                                           80,250     2,522,147
Vallourec                                                    10,650     5,188,336
Vinci SA (a)                                                 46,340     3,988,962
Zodiac SA                                                    37,200     2,194,381
                                                                      -----------
                                                                       59,811,124
                                                                      -----------

Germany--4.4%
Continental AG                                               59,140     4,852,769
Deutsche Boerse AG                                           37,170     3,550,155
Deutsche Postbank AG                                         81,290     4,444,589
Hypo Real Estate Holding                                     46,890     2,369,393
Leoni AG                                                     86,390     2,771,165
Mobilcom AG                                                  68,430     1,574,356
MPC Capital AG                                               24,600     2,018,568
Software AG                                                  60,460     2,818,302
Stada Arzneimittel AG                                        64,460     2,307,779
Wincor Nixdorf AG                                            21,320     2,049,108
                                                                      -----------
                                                                       28,756,184
                                                                      -----------

Greece--0.4%
Folli-Follie                                                 90,000     2,694,500
                                                                      -----------

Hong Kong--3.4%
China Overseas Land & Investment Ltd.                     9,168,000     2,747,776
Hengan International Group Co., Ltd.                      3,999,400     3,815,139
Kerry Properties Ltd.                                       950,700     2,408,185
Orient Overseas International Ltd.                          642,700     2,402,648
Skyworth Digital Holdings Ltd. (c)                        2,962,000       381,829
Solomon Systech (Intl)                                    9,488,900     3,424,977

    The accompanying notes are an integral part of the financial statements.

                   Mellon Institutional Funds Master Portfolio
              The Boston Company International Small Cap Portfolio

                   Schedule of Investments--September 30, 2005
--------------------------------------------------------------------------------

                                                                          Value
Security                                                     Shares     (Note 1A)
----------------------------------------------------------------------------------
Hong Kong (continued)
Television Broadcasts Ltd.                                  315,000   $ 1,926,773
Wing Hang Bank Ltd.                                         304,400     2,240,601
Xinao Gas Holdings Ltd.                                   4,024,000     3,164,256
                                                                      -----------
                                                                       22,512,184
                                                                      -----------

Ireland--0.8%
Fyffes PLC                                                1,048,800     3,200,472
Grafton Group PLC (b)                                       237,570     2,397,499
                                                                      -----------
                                                                        5,597,971
                                                                      -----------

Italy--4.1%
Banca Popolare di Milano Scarl (BPM)                        188,500     1,930,605
Banco Popolare di Verona e Novara                           195,060     3,676,874
Davide Campari-Milano Spa                                   366,050     2,744,180
Erg Spa                                                     226,080     6,247,088
Fondaria-Sai Spa                                             95,040     2,883,072
Milano Assicurazioni Spa                                    559,650     3,953,497
Pirelli & C Real Estate                                      63,420     3,779,162
Recordati Spa                                               256,340     1,952,510
                                                                      -----------
                                                                       27,166,988
                                                                      -----------

Japan--19.8%
CMK Corp. (a)                                               107,500     1,784,248
Cosmo Oil Co., Ltd.                                         628,000     3,402,520
Dainippon Screen Manufacturing Co., Ltd.                    379,900     2,480,010
Fancl Corp. (b)                                              41,800     2,069,562
Futaba Industrial Co., Ltd.                                  90,800     1,987,824
Hamamatsu Photonics KK                                       92,400     2,132,746
Hisamitsu Pharamaceutical                                    81,300     2,170,196
Hitachi Construction Machinery Co., Ltd.                    155,900     2,980,381
Hitachi High-Technologies Corp.                             146,500     2,607,082
Izumi Co. Ltdronics, Inc. (a)                                88,900     2,373,068
Kawasaki Kisen Kaisha Ltd.                                  332,200     2,396,897
Keihin Corp.                                                272,000     5,463,483
Kenedix, Inc.                                                   937     3,120,307
Koito Manufacturing Co.                                     330,000     4,070,126
Koyo Seiko Co., Ltd.                                        181,000     2,729,909
Kyowa Exeo Corp.                                            380,000     3,642,322
Makita Corp.                                                157,000     3,181,218
Mitsubishi Gas Chemical Co., Inc.                           881,800     5,888,507
Nippon Shokubai Ltd.                                        640,000     6,771,562
Nisshin Seifun Group, Inc.                                  247,600     2,405,980
Nisshin Steel Co., Ltd.                                   1,579,900     5,456,090
NTN Corp.                                                   331,000     1,979,993
OSG Corp.                                                   207,600     3,125,614

    The accompanying notes are an integral part of the financial statements.

                   Mellon Institutional Funds Master Portfolio
              The Boston Company International Small Cap Portfolio

                   Schedule of Investments--September 30, 2005
--------------------------------------------------------------------------------

                                                                          Value
Security                                                     Shares     (Note 1A)
----------------------------------------------------------------------------------
Japan (continued)
Otsuka Corp.                                                 46,300   $  4,507,224
Plenus Co., Ltd.                                             92,600      3,181,570
Ricoh Leasing Co., Ltd.                                     160,800      4,476,504
Ryohin Keikaku                                               39,000      2,511,585
Santen Pharmaceutical Co., Ltd.                             153,700      3,980,953
Sanwa Shutter Corp.                                         423,000      2,541,503
Sanyo Shinpan Finance Co., Ltd.                              55,600      4,516,184
Sodick Co., Ltd.                                            281,400      3,889,671
Sumisho Lease Co., Ltd.                                     109,600      4,576,725
Sumitomo Forestry Co., Ltd.                                 307,000      3,113,003
Sumitomo Rubber Industries, Inc.                            325,000      3,862,435
Sysmex Corp.                                                140,800      4,874,848
Toshiba Machine Co., Ltd.                                   441,000      3,244,075
Tsuruha Co., Ltd.                                            80,900      3,171,571
Urban Corp.                                                  65,400      3,232,262
                                                                      ------------
                                                                       129,899,758
                                                                      ------------

Netherlands--4.3%
Aalberts Industries NV                                       67,420      3,567,979
ASM International NV (b)                                     97,780      1,374,433
Axalto Holding NV (b)                                        73,690      2,702,857
Buhrmann NV                                                 272,150      3,285,958
DSM NV                                                       57,900      2,273,951
Koninklijke BAM Groep NV                                     60,050      5,511,807
SBM Offshore NV                                              34,740      2,896,523
Stork NV                                                     99,400      4,920,069
Wolters Kluwer NV                                            81,270      1,511,433
                                                                      ------------
                                                                        28,045,010
                                                                      ------------

Norway--0.7%
Tandberg Television ASA (b)                                 364,100      4,738,569
                                                                      ------------

Portugal--0.8%
Banco BPI SA                                                532,850      2,368,614
Jeronimo Martins SGPS, SA                                   183,160      2,640,581
                                                                      ------------
                                                                         5,009,195
                                                                      ------------

Singapore--1.2%
First Engineering Ltd.                                    2,080,800      1,611,021
Jurong Technologies Industrial                            3,396,300      4,134,975
MobileOne Ltd.                                            1,791,600      2,096,553
                                                                      ------------
                                                                         7,842,549
                                                                      ------------

South Korea--2.8%
Dongbu Insurance Co., Ltd.                                  235,300      3,416,518
Hanjin Shipping Corp.                                        96,300      2,251,984

    The accompanying notes are an integral part of the financial statements.

                   Mellon Institutional Funds Master Portfolio
              The Boston Company International Small Cap Portfolio

                   Schedule of Investments--September 30, 2005
--------------------------------------------------------------------------------

                                                                          Value
Security                                                   Shares       (Note 1A)
----------------------------------------------------------------------------------
South Korea (continued)
Honam Petrochemical Corp.                                  45,400     $ 2,262,603
Hyundai Mipo Dockyard                                      77,200       5,549,166
Intops Co., Ltd.                                           88,800       1,893,617
Pusan Bank                                                252,200       2,743,406
                                                                      -----------
                                                                       18,117,294
                                                                      -----------

Spain--4.1%
ACS Actividades                                           139,870       4,074,966
Bancon de Sabadell SA                                     139,960       3,578,188
Ebro Puleva SA                                            103,920       1,860,257
Enagas                                                    160,090       2,875,365
Fadesa Immobiliaria SA                                    114,260       4,104,432
Immobiliaria Urbis SA                                     258,910       5,832,271
Indra Sistemas SA                                         126,790       2,779,940
Red Electrica de Espana                                    64,690       1,845,816
                                                                      -----------
                                                                       26,951,235
                                                                      -----------

Sweden--2.4%
Elekta AB                                                 148,259       6,793,059
Eniro AB                                                  166,300       1,942,481
Lindex AB                                                  39,900       2,067,638
Nobia AB                                                  168,000       2,829,670
WM-Data AB                                                800,000       2,158,004
                                                                      -----------
                                                                       15,790,852
                                                                      -----------

Switzerland--4.0%
Banque Cantonale Vaudoise (BCV)                             9,800       2,774,799
Charles Voegele Holding AG                                 32,900       2,681,513
Hiestand Holding AG                                         2,530       1,954,574
Logitech International SA (b)                              80,890       3,271,471
Micronas Semiconductor Holdings (b)                        67,440       2,881,205
Rieter Holding AG                                           5,960       1,743,935
Sika AG (b)                                                 5,000       3,808,714
Sulzer AG                                                   5,000       2,533,993
Syngenta AG (b)                                            28,750       3,009,599
The Swatch Group AG, Shares B                              14,500       1,997,335
                                                                      -----------
                                                                       26,657,138
                                                                      -----------

United Kingdom--18.7%
Admiral Group PLC                                         264,100       1,978,162
Alliance Unichem PLC                                      192,600       2,941,232
Barratt Developments PLC                                  161,920       2,155,954
British Airways PLC (b)                                   499,900       2,579,197
BSS Group PLC                                             382,600       1,908,253
Carillion PLC                                             561,560       2,622,687
Charter PLC (b)                                           345,010       2,462,585

    The accompanying notes are an integral part of the financial statements.

                   Mellon Institutional Funds Master Portfolio
              The Boston Company International Small Cap Portfolio

                   Schedule of Investments--September 30, 2005
--------------------------------------------------------------------------------

                                                                          Value
Security                                                   Shares       (Note 1A)
----------------------------------------------------------------------------------
United Kingdom (continued)
Close Brothers Group PLC                                    236,860   $  3,471,031
CSR PLC (b)                                                 270,300      3,182,196
Daily Mail and General Trust                                136,150      1,583,675
Eircom Group PLC                                          1,552,550      3,655,858
EMAP PLC                                                    208,200      3,019,848
Enterprise Inns PLC                                         253,600      3,765,509
First Choice Holidays PLC                                   442,514      1,651,410
FirstGroup PLC                                              456,720      2,656,247
Friends Provident PLC                                       548,430      1,807,454
Greene King PLC                                             223,700      2,521,222
Greggs PLC                                                   23,750      2,004,950
Hays PLC                                                    907,560      1,963,366
iSOFT Group PLC                                             259,956      1,979,191
Inchcape PLC                                                 93,300      3,599,415
International Power PLC                                     530,000      2,321,169
Kelda Group PLC                                             161,290      1,996,909
Kier Group PLC                                              190,410      3,573,912
Laird Group PLC                                             297,180      1,931,328
McCarthy & Stone PLC                                        180,630      1,967,355
Morgan Sindall PLC                                          153,200      2,308,497
Northgate Information Solutions PLC (b)                   1,283,330      1,826,356
Northgate PLC                                               168,646      3,358,605
Peacock Group PLC                                           374,840      2,104,068
Persimmon PLC                                               138,510      2,094,464
Premier Foods PLC                                           353,300      1,909,997
Restaurant Group PLC                                      1,055,280      2,361,978
Rexam PLC                                                   324,780      2,944,958
Schroders PLC                                               135,850      2,212,260
Shire Pharmaceuticals Group PLC                             224,160      2,723,936
SIG PLC                                                     296,630      3,837,210
Speedy Hire PLC                                             316,030      4,244,121
Sportingbet PLC (b)                                         292,650      1,625,489
Stagecoach Group PLC                                      1,246,100      2,454,172
The Carphone Warehouse PLC                                1,083,430      3,799,780
Tullow Oil PLC                                            1,045,970      4,792,886
Ultra Electronics Holdings                                  161,720      2,667,743
United Business Media PLC                                   170,743      1,665,578
Victrex PLC                                                 250,190      2,638,995
Viridian Group PLC (b)                                      165,565      2,316,827
WH Smith PLC                                                343,190      2,041,328
Yell Group PLC                                              197,280      1,662,810
                                                                      ------------
                                                                       122,892,173
                                                                      ------------
Total Equities (Cost $505,600,302)                                     636,143,506
                                                                      ------------

    The accompanying notes are an integral part of the financial statements.

                   Mellon Institutional Funds Master Portfolio
              The Boston Company International Small Cap Portfolio

                   Schedule of Investments--September 30, 2005
--------------------------------------------------------------------------------

                                                                          Value
Security                                                      Shares    (Note 1A)
----------------------------------------------------------------------------------
PREFERRED STOCKS--1.4%
Fresenius AG                                                  22,100   $ 3,063,978
Henkel KGaA                                                   36,000     3,272,758
Rheinmetall AG NPV                                            38,840     2,566,431
                                                                       -----------
TOTAL PREFERRED STOCKS (Cost $7,396,180)                                 8,903,167
                                                                       -----------

SHORT-TERM INVESTMENTS--0.1%       Rate        Maturity    Par Value
                                   ----        --------    ---------
U.S. Government--0.1%
U.S. Treasury Bill (d) (e)
  (Cost $710,054)                  3.32%       12/15/05    $ 715,000       710,305
                                                                           -------
INVESTMENT OF CASH COLLATERAL--1.5%                           Shares
                                                           ---------
BlackRock Cash Strategies
   L.L.C (Cost $9,868,886)         3.93%                   9,868,886     9,868,886
                                                                      ------------
TOTAL UNAFFILIATED
  INVESTMENTS--(Cost $523,575,422)                                     655,625,864
                                                                      ------------
AFFILIATED INVESTMENTS--4.1%
Dreyfus Institutional Preferred
  Plus Money Market Fund (f)
  (Cost $26,906,094)               3.73%                  26,906,094    26,906,094
                                                                      ------------
TOTAL INVESTMENTS--103.9% (Cost $550,481,516)                          682,531,958
                                                                      ------------
LIABILITIES IN EXCESS OF OTHER ASSETS--(3.9%)                          (25,301,386)
                                                                      ------------
NET ASSETS--100%                                                      $657,230,572
                                                                      ============

Notes to Schedule of Investments:
(a) Security, or a portion of thereof, was on loan at 9/30/05.
(b) Non-income producing security
(c) Security valued at fair value using methods determined in good faith by or under the direction of the Board of Trustees.
(d) Denotes all or part of security segregated as collateral.
(e) Rate noted is yield to maturity.
(f) Affiliated institutional money market fund.


    The accompanying notes are an integral part of the financial statements.

                   Mellon Institutional Funds Master Portfolio
              The Boston Company International Small Cap Portfolio

                   Schedule of Investments--September 30, 2005
--------------------------------------------------------------------------------

At September 30, 2005 the Portfolio held the following forward foreign currency exchange contracts:

                                     Local
                                   Principal            Contract            Value at           USD Amount          Unrealized
Contracts to Receive                 Amount            Value Date      September 30, 2005      to Deliver         Gain/(Loss)
------------------------------------------------------------------------------------------------------------------------------
Canadian Dollar                     2,000,000           10/3/05            $ 1,721,467         $ 1,708,672          $  12,795
Danish Krone                        2,365,000           10/4/05                380,911             382,006             (1,095)
Euro                                6,800,000           10/3/05              8,169,520           8,201,440            (31,920)
British Pound                       1,400,000           10/4/05              2,467,360           2,478,700            (11,340)
Japanese Yen                      605,000,000           10/4/05              5,329,927           5,344,523            (14,596)
Norwegian Krone                     1,215,000           10/4/05                185,485             186,016               (531)
South Korean Won                  675,200,680           10/4/05                644,890             646,806             (1,916)
Swedish Krona                       1,000,000           10/3/05                129,067             128,758                309
Swedish Krona                       3,050,000           10/4/05                393,655             394,567               (912)
Singapore Dollar                      465,000           10/4/05                274,823             275,132               (309)
                                                                           -----------         -----------           --------
                                                                           $19,697,105         $19,746,620           $(49,515)
                                                                           ===========         ===========           ========

At September 30, 2005 the Portfolio held the following futures contracts:

                                                                                        Underlying Face         Unrealized
Contract                                   Position            Expiration Date          Amount at Value         Gain/(Loss)
-----------------------------------------------------------------------------------------------------------------------------
MSCI Pan-Euro (90 contracts)                 Long                 12/19/05                $2,195,390              $34,205
Topix Futures (6 contracts)                  Long                  12/9/05                   744,516               23,467
                                                                                                                  -------
                                                                                                                  $57,672
                                                                                                                  =======

                                                                                Percentage of
     Economic Sector Allocation                                                   Net Assets
     ----------------------------------------------------------------------------------------
     Basic Materials                                                                  8.7%
     Communications                                                                   6.9
     Consumer Cyclical                                                               15.7
     Consumer Noncyclical                                                            12.4
     Energy                                                                           5.9
     Financial                                                                       19.3
     Industrial                                                                      21.2
     Technology                                                                       5.9
     Utilities                                                                        2.2
     Short-term and Net Other Assets                                                  1.8
                                                                                    -----
                                                                                    100.0%

    The accompanying notes are an integral part of the financial statements.

                   Mellon Institutional Funds Master Portfolio
              The Boston Company International Small Cap Portfolio

                       Statement of Assets and Liabilities
                               September 30, 2005
--------------------------------------------------------------------------------

Assets
  Investments in securities (Note 1A)(including securities on loan, valued at
  $9,392,321 (Note 6))
    Unaffiliated issuers, at value (cost $523,575,422)                                                          $655,625,864
    Affiliated issuers, at value (Note 1G) (cost $26,906,094)                                                     26,906,094
  Foreign currency, at value (identified cost, $11,330,529)                                                       11,154,389
  Receivable for investments sold                                                                                  3,619,671
  Interest and dividends receivable                                                                                  953,819
  Unrealized appreciation on forward foreign currency exchange contracts (Note 5)                                     13,104
  Prepaid expenses                                                                                                    16,774
                                                                                                                ------------
    Total assets                                                                                                 698,289,715

Liabilities
  Payable for investments purchased                                                           $ 31,050,888
  Collateral for securities on loan (Note 6)                                                     9,868,886
  Unrealized depreciation on forward foreign currency exchange contracts (Note 5)                   62,619
  Payable for variation margin on open financial futures contracts (Note 5)                          4,934
  Accrued accounting, administration and custody fees (Note 2)                                      38,646
  Accrued professional fees                                                                         24,318
  Accrued trustees' fees and expenses (Note 2)                                                       8,852
                                                                                              ------------
    Total liabilities                                                                                             41,059,143
                                                                                                                ------------
Net Assets (applicable to investors' beneficial interest)                                                       $657,230,572
                                                                                                                ============


    The accompanying notes are an integral part of the financial statements.

                   Mellon Institutional Funds Master Portfolio
              The Boston Company International Small Cap Portfolio

                             Statement of Operations
                      For the Year Ended September 30, 2005
--------------------------------------------------------------------------------

Investment Income (Note 1B)
  Dividend income (net of foreign withholding taxes of $1,039,049)                                                 $ 9,384,309
  Interest income (Note 1 G)
    Unaffiliated issuers                                                                                               281,909
    Affiliated issuers                                                                                                  16,696
  Securitiy lending income (Note 6)                                                                                    256,224
                                                                                                                   -----------
    Total investment income                                                                                          9,939,138
Expenses
  Investment advisory fee (Note 2)                                                              $ 4,069,597
  Accounting, administration and custody fees (Note 2)                                              369,431
  Professional fees                                                                                  44,116
  Trustees' fees and expenses (Note 2)                                                               47,567
  Insurance expense                                                                                   8,800
  Miscellaneous                                                                                      10,769
                                                                                                -----------
    Total expenses                                                                                                   4,550,280
                                                                                                                   -----------
      Net investment income                                                                                          5,388,858
                                                                                                                   -----------
Realized and Unrealized Gain (Loss)
  Net realized gain (loss) on:
    Investment securities                                                                        30,214,639
    Futures contracts                                                                             2,243,934
    Foreign currency transactions and forward foreign currency exchange contracts                (1,101,483)
                                                                                                -----------
      Net realized gain                                                                                             31,357,090
  Change in unrealized appreciation (depreciation) on:
    Investment securities                                                                        99,620,092
    Futures contracts                                                                               120,684
    Foreign currency transactions and forward foreign currency exchange contracts                 (285,634)
                                                                                                -----------
      Change in net unrealized appreciation (depreciation)                                                          99,455,142
                                                                                                                  ------------
        Net realized and unrealized gain (loss)                                                                    130,812,232
                                                                                                                  ------------
Net Increase in Net Assets from Operations                                                                        $136,201,090
                                                                                                                  ============

    The accompanying notes are an integral part of the financial statements.

                   Mellon Institutional Funds Master Portfolio
              The Boston Company International Small Cap Portfolio

                       Statements of Changes in Net Assets
--------------------------------------------------------------------------------

                                                                                  For the                       For the
                                                                                 Year Ended                    Year Ended
                                                                              September 30, 2005           September 30, 2004
                                                                              ------------------           ------------------
Increase (Decrease) in Net Assets

From Operations
  Net investment income                                                           $  5,388,858                $  1,503,725
  Net realized gain (loss)                                                          31,357,090                  18,879,636
  Change in net unrealized appreciation (depreciation)                              99,455,142                  15,368,956
                                                                                  ------------                ------------
  Net increase (decrease) in net assets from operations                            136,201,090                  35,752,317
                                                                                  ------------                ------------

Capital Transactions
  Contributions                                                                    353,355,799                 112,536,550
  Withdrawals                                                                      (51,694,287)                (18,465,788)
                                                                                  ------------                ------------
  Net increase (decrease) in net assets from capital transactions                  301,661,512                  94,070,762
                                                                                  ------------                ------------

Total Increase in Net Assets                                                       437,862,602                 129,823,079

Net Assets
  At beginning of period
  At end of period                                                                 219,367,970                  89,544,891
                                                                                  ------------                ------------
                                                                                  $657,230,572                $219,367,970
                                                                                  ============                ============

    The accompanying notes are an integral part of the financial statements.

                   Mellon Institutional Funds Master Portfolio
              The Boston Company International Small Cap Portfolio

                              Financial Highlights
--------------------------------------------------------------------------------

                                                                                                                  For the period
                                                                                                                 January 28, 2003
                                                                      Year Ended September 30,                   (commencement of
                                                                ---------------------------------                 operations) to
                                                                   2005                   2004                  September 30, 2003
                                                                ----------             ----------               ------------------
Total Return (a)                                                   40.24%                  33.42%                    36.44%(b)
Ratios/Supplemental Data:
  Expenses (to average daily net assets)*                           1.12%                   1.20%                     1.46%(c)
  Net Investment Income (to average daily net assets)*              1.32%                   1.06%                     1.29%(c)
  Portfolio Turnover                                                  50%                     72%                       46%(b)
  Net Assets, End of Year (000's omitted)                       $657,231                $219,368                   $89,545

----------------
*    For the periods indicated, the investment adviser voluntarily agreed not to impose all or a portion of its investment advisory fee and/ or reimbursed the Fund for a portion of its operating expenses. If this voluntary action had not been taken, the ratios would have been:

       Ratios (to average daily net assets):
         Expenses                                                    N/A                     N/A                      1.49%(c)
         Net investment income                                       N/A                     N/A                      1.26%(c)

(a)  Total return for the Portfolio has been calculated based on the total return for the invested Fund, assuming all distributions were reinvested, and adjusted for the difference in expenses as set out in the notes to the financial statements. Total return would have been lower in the absence of expense waivers.

(b)  Not annualized.

(c)  Computed on an annualized basis.


    The accompanying notes are an integral part of the financial statements.

                   Mellon Institutional Funds Master Portfolio
              The Boston Company International Small Cap Portfolio

                          Notes to Financial Statements
--------------------------------------------------------------------------------

(1)  Significant Accounting Policies:

     Mellon Institutional Funds Master Portfolio (the "Portfolio Trust") was organized as a master trust fund under the laws of the State of New York on January 18, 1996 and is registered under the Investment Company Act of 1940, as amended, as an open-end, management investment company. The Boston Company International Small Cap Portfolio (the "Portfolio"), a separate diversified investment series of the Portfolio Trust, commenced operations on January 28, 2003.

     The objective of the Portfolio is to achieve long-term growth of capital. The Portfolio seeks to achieve its objective by investing, under normal circumstances, at least 80% of net assets in equity securities of companies that are located in foreign countries represented in the Salomon Smith Barney Extended Market Ex-U.S. Index and, to a limited extent, emerging markets.

     At September 30, 2005, there were two funds, The Boston Company International Small Cap Fund and Dreyfus Premier International Small Cap Fund invested in the Portfolio (the "Funds"). The value of the Funds' investment in the Portfolio reflects the Funds' proportionate interests in the net assets of the Portfolio. At September 30, 2005, The Boston Company International Small Cap Fund and the Dreyfus Premier International Small Cap Fund held 79% and 21% interests in the Portfolio, respectively.

     The following is a summary of significant accounting policies followed by the Portfolio in the preparation of its financial statements. The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

     A. Investment security valuations

     Securities for which quotations are readily available are valued at the last sale price, or if no sale price, at the closing bid price, or the NASDAQ official close if applicable, in the principal market in which such securities are normally traded. Because foreign markets may be open at different times than the New York Stock Exchange, the value of the Portfolio's shares may change on days when shareholders are not able to buy or sell them. Many securities markets and exchanges outside the U.S. close prior to the close of the New York Stock Exchange and therefore the closing prices for securities in such markets or on such exchanges may not fully reflect the events that occur after such close but before the close of the New York Stock Exchange.

     If market quotations are not readily available or do not accurately reflect fair value, or the value of a security has been materially affected by events occurring after the close of the exchange or market on which the security is principally traded (for example, a foreign exchange or market), the Portfolio may value its assets by a method the Trustees believe accurately reflects the fair value. The Trustees have adopted fair value pricing procedures, which, among other things, require the Portfolio to fair value such securities if there has been a movement in the U.S. market that exceeds a specified threshold. Although the threshold may be revised from time to time and the number of days on which fair value prices will be used will depend on market activity, it is possible that fair value prices for foreign securities will be used by each fund to a significant extent.

     Short-term instruments with less than sixty-one days remaining to maturity are valued at amortized cost, which approximates market value. If the Portfolio acquires a short-term instrument with more than sixty days remaining to its maturity, it is valued at current market value until the sixtieth day prior to maturity and is then valued at amortized value based upon the value on such date unless the Trustees determine during such sixty-day period that amortized value does not represent fair value.

     B. Securities transactions and income

     Securities transactions are recorded as of the trade date. Interest income is determined on the basis of interest earned, adjusted for accretion of discount or amortization of premium using the yield-to-maturity method. Dividend income is recorded on the ex-dividend date. Realized gains and losses from securities sold are recorded on the identified cost basis. The Portfolio does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss from investments. Net realized gains and losses on foreign currency transactions represent gains and losses on disposition of foreign currencies and forward foreign currency exchange contracts, currency gains and losses realized between the trade and settlement dates on securities transactions, and the difference between the amount of investment income and foreign withholding taxes recorded on the Portfolio's books and the U.S. dollar equivalent amounts usually received or paid.

     C. Income taxes

     The Portfolio is treated as a partnership for federal tax purposes. No provision is made by the Portfolio for federal or state taxes on any taxable income of the Portfolio because each investor in the Portfolio is ultimately responsible for the payment of any taxes. Since at least one of the Portfolio's investors is a regulated investment company that invests all or substantially all of its assets in the Portfolio, the Portfolio normally must

                   Mellon Institutional Funds Master Portfolio
              The Boston Company International Small Cap Portfolio

                          Notes to Financial Statements
--------------------------------------------------------------------------------

     satisfy the source of income and diversification requirements applicable to regulated investment companies (under the Internal Revenue Code) in order for its investors to satisfy them.

     D. Foreign currency transactions

     Investment security valuations, other assets, and liabilities initially expressed in foreign currencies are converted into U.S. dollars based upon current currency exchange rates. Purchases and sales of foreign investment securities and income and expenses are converted into U.S. dollars based upon currency exchange rates prevailing on the respective dates of such transactions.

     Section 988 of the Internal Revenue Code provides that gains or losses on certain transactions attributable to fluctuations in foreign currency exchange rates must be treated as ordinary income or loss. For financial statement purposes, such amounts are included in net realized gains or losses.

     E. Investment risk

     There are certain additional risks involved in investing in foreign securities that are not inherent in investments in domestic securities. These risks may involve adverse political and economic developments, including the possible imposition of capital controls or other foreign governmental laws or restrictions. In addition, the securities of some foreign companies and securities markets are less liquid and at times may be more volatile than securities of comparable U.S. companies and U.S. securities markets. The risks described above apply to an even greater extent to investments in emerging markets. The securities markets of emerging countries are generally smaller, less developed, less liquid, and more volatile than the securities markets of the U.S. and developed foreign markets.

     F. Commitments and contingencies

     In the normal course of business, the Portfolio may enter into contracts and agreements that contain a variety of representations and warranties, which provide general indemnifications. The maximum exposure to the Portfolio under these arrangements is unknown, as this would involve future claims that may be made against the Portfolio that have not yet occurred. However, based on experience, the Portfolio expects the risks of loss to be remote.

     G. Affiliated issuers

     Affiliated issuers are investments in other investment companies advised by The Boston Company Asset Management, LLC (TBCAM), a wholly-owned subsidiary of Mellon Financial Corporation, or its affiliates.

(2)  Investment Advisory Fee and Other Transactions With Affiliates:

     The investment advisory fee paid to TBCAM for overall investment advisory, administrative services, and general office facilities, is paid monthly at the annual rate of 1.00% of the Portfolio's average daily net assets. For the period ended September 30, 2005, the Portfolio paid $4,069,597 in investment advisory fees to TBCAM.

     The Portfolio has contracted Mellon Bank, N.A. ("Mellon Bank"), a wholly owned subsidiary of Mellon Financial Corporation and an affiliate of TBCAM, to provide custody, fund administration and fund accounting services for the Portfolio. For these services the Portfolio pays Mellon Bank a fixed fee plus fees that are asset and transaction based, as well as, out-of-pocket expenses. Pursuant to this agreement the Portfolio was charged $369,431 during the period ended September 30, 2005.

     The Portfolio entered into an agreement with Mellon Bank to perform certain securities lending activities and to act as the Portfolio's lending agent. Mellon Bank receives an agreed upon percentage of the net lending revenues. This compensation is a standard form of compensation received by securities lending agents with respect to non-affiliated entities. Pursuant to this agreement Mellon Bank received $110,796, for the period ended September 30, 2005. See Note 6 for further details.

     Effective July 1, 2005, the Trust reimburses Mellon Institutional Asset Management for a portion of the salary of the Trust's Chief Compliance Officer. No other director, officer or employee of TBCAM or its affiliates received any compensation from the Trust or the Portfolio for serving as an officer or Trustee of the Trust. The Portfolio Trust pays each Trustee who is not a director, officer or employee of TBCAM or its affiliates an annual fee and a per meeting fee as well as reimbursement for travel and out of pocket expenses. In addition, the Portfolio Trust pays the legal fees for the independent counsel of the Trustees.

                   Mellon Institutional Funds Master Portfolio
              The Boston Company International Small Cap Portfolio

                          Notes to Financial Statements
--------------------------------------------------------------------------------


(3)  Purchases and Sales of Investments:

     Purchases and proceeds from sales of investments, other than short-term obligations, for the period ended September 30, 2005 were $505,201,249 and $196,573,251, respectively. For the period ended September 30, 2005, the Portfolio did not purchase or sell any long-term U.S. government securities.

(4)  Federal Taxes:

     The cost and unrealized appreciation (depreciation) in value of the investment securities owned at September 30, 2005, as computed on a federal income tax basis, were as follows:

                Aggregate cost                                           $550,481,517
                                                                         ------------
                Gross unrealized appreciation                            $134,878,292
                Gross unrealized depreciation                              (2,827,851)
                                                                         ------------
                Net unrealized appreciation                              $132,050,441
                                                                         ============

(5)  Financial Instruments:

     In general, the following instruments are used for hedging purposes as described below. However, these instruments may also be used to seek to enhance potential gain in circumstances where hedging is not involved.

     The Portfolio may trade the following financial instruments with off-balance sheet risk:

     Options

     Call and put options give the holder the right to purchase or sell a security or currency or enter into a swap arrangement on a future date at a specified price. The Portfolio may use options to seek to hedge against risks of market exposure and changes in security prices and foreign currencies, as well as to seek to enhance returns. Writing puts and buying calls tend to increase the Portfolio's exposure to the underlying instrument. Buying puts and writing calls tend to decrease the Portfolio's exposure to the underlying instrument, or hedge other Portfolio investments. Options, both held and written by the Portfolio, are reflected in the accompanying Statement of Assets and Liabilities at market value. The underlying face amount at value of any open purchased options is shown in the Schedule of Investments. This amount reflects each contract's exposure to the underlying instrument at period end. Losses may arise from changes in the value of the underlying instruments if there is an illiquid secondary market for the contract or if the counterparty does not perform under the contract's terms.

     Premiums received from writing options which expire are treated as realized gains. Premiums received from writing options which are exercised or are closed are added to or offset against the proceeds or amount paid on the transaction to determine the realized gain or loss. Realized gains and losses on purchased options are included in realized gains and losses on investment securities, except purchased options on foreign currency which are included in realized gains and losses on foreign currency transactions. If a put option written by the Portfolio is exercised, the premium reduces the cost basis of the securities purchased by the Portfolio. The Portfolio, as a writer of an option, has no control over whether the underlying securities may be sold (call) or purchased (put) and as a result bears the market risk of an unfavorable change in the price of the security underlying the written option.

     Exchange traded options are valued at the last sale price, or if no sales are reported, the last bid price for purchased options and the last ask price for written options. Options traded over-the-counter are valued using prices supplied by the dealers.

     At September 30, 2005, the Portfolio did not enter into option transactions.

     Forward currency exchange contracts

     The Portfolio may enter into forward foreign currency and cross currency exchange contracts for the purchase or sale of a specific foreign currency at a fixed price on a future date. Risks may arise upon entering these contracts from the potential inability of counterparties to meet the terms of their contracts and from unanticipated movements in the value of a foreign currency relative to the U.S. dollar and other foreign currencies. The forward foreign currency and cross currency exchange contracts are marked to market using the forward foreign currency rate of the underlying currency and any gains or losses are recorded for financial statement purposes as unrealized until the contract settlement date or upon the closing of the contract.

                   Mellon Institutional Funds Master Portfolio
              The Boston Company International Small Cap Portfolio

                          Notes to Financial Statements
--------------------------------------------------------------------------------


     Forward currency exchange contracts are used by the Portfolio primarily to protect the value of the Portfolio's foreign securities from adverse currency movements. Unrealized appreciation and depreciation of forward currency exchange contracts is included in the Statement of Assets and Liabilities.

     At September 30, 2005, the Portfolio held forward currency exchange contracts. See Schedule of Investments for further details.

     Futures contracts

     The Portfolio may enter into financial futures contracts for the sale or delivery of securities or contracts based on financial indices at a fixed price on a future date. Pursuant to margin requirements the Portfolio deposits either cash or securities in an amount equal to a certain percentage of the contract amount. Subsequent payments are made or received by the Portfolio each day, depending on the daily fluctuations in the value of the underlying security, and are recorded for financial statement purposes as unrealized gains or losses by the Portfolio. There are several risks in connection with the use of futures contracts as a hedging device. The change in value of futures contracts primarily corresponds with the value of their underlying instruments or indices, which may not correlate with changes in the value of hedged investments. Buying futures tends to increase the Portfolio's exposure to the underlying instrument, while selling futures tends to decrease the Portfolio's exposure to the underlying instrument or hedge other investments. In addition, there is the risk that the Portfolio may not be able to enter into a closing transaction because of an illiquid secondary market. Losses may arise if there is an illiquid secondary market or if the counterparty does not perform under the contract's terms. The Portfolio enters into financial futures transactions primarily to seek to manage its exposure to certain markets and to changes in securities prices and foreign currencies. Gains and losses are realized upon the expiration or closing of the futures contracts. Futures contracts are valued at the quoted daily settlement prices established by the exchange on which they trade.

     At September 30, 2005, the Portfolio held futures contracts. See Schedule of Investments for further details.

(6)  Security Lending:

     The Portfolio may lend its securities to financial institutions which the Portfolio deems to be creditworthy. The loans are collateralized at all times with cash or securities with a market value at least equal to the market value of the securities on loan. The market value of securities loaned is determined daily and any additional required collateral is allocated to the Portfolio on the next business day. For the duration of a loan, the Portfolio receives the equivalent of the interest or dividends paid by the issuer on the securities loaned and also receives compensation from the investment of the collateral. As with other extensions of credit, the Portfolio bears the risk of delay in recovery or even loss of rights in its securities on loan should the borrower of the securities fail financially or default on its obligations to the Portfolio. In the event of borrower default, the Portfolio generally has the right to use the collateral to offset losses incurred. The Portfolio may incur a loss in the event it was delayed or prevented from exercising its rights to dispose of the collateral. The Portfolio also bears the risk in the event that the interest and/or dividends received on invested collateral is not sufficient to meet the Portfolio's obligations due on the loans.

     The Portfolio loaned securities during the period ended September 30, 2005 and earned interest on the invested collateral of $675,586 of which, $419,362 was rebated to borrowers or paid in fees. At September 30, 2005, the Portfolio had securities valued at $9,392,321 on loan. See the Statement of Investments for further detail on the security positions on loan and collateral held.

(7)  Line of Credit:

     The Portfolio, and other subtrusts in the Portfolio Trust and funds in the Trust are parties to a committed line of credit facility, which enables each portfolio/fund to borrow, in the aggregate, up to $35 million. Interest is charged to each participating portfolio/fund based on its borrowings at a rate equal to the Federal Funds effective rate plus 1/2 of 1%. In addition, a facility fee, computed at an annual rate of 0.060 of 1% on the daily unused portion of the facility, is allocated ratably among the participating portfolios/funds at the end of each quarter. For the period ended September 30, 2005, the expense allocated to the Portfolio was $4,752.

     During the period ended September 30, 2005, the Portfolio did not use the line of credit.

                   Mellon Institutional Funds Master Portfolio
              The Boston Company International Small Cap Portfolio

             Report of Independent Registered Public Accounting Firm
--------------------------------------------------------------------------------

To the Trustees of the Mellon Institutional Funds Master Portfolio and Investors of The Boston Company International Small Cap Portfolio:

In our opinion, the accompanying statement of assets and liabilities, including the schedule of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of The Boston Company International Small Cap Portfolio ( the "Portfolio") at September 30, 2005, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the two years in the period then ended and the period from January 28, 2003 to September 30, 2003, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Portfolio's management. Our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at September 30, 2005 by correspondence with the custodian and brokers, provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP
New York, New York
November 18, 2005

Trustees and Officers

The following table lists the Trust's trustees and officers; their address and date of birth; their position with the Trust; the length of time holding that position with the Trust; their principal occupation(s) during the past five years; the number of portfolios in the fund complex they oversee; other directorships they hold in companies subject to registration or reporting requirements of the Securities Exchange Act of 1934 (generally called "public companies") or in registered investment companies; and total remuneration paid as of the period ended September 30, 2005. The Trust's Statement of Additional Information includes additional information about the Trust's trustees and is available, without charge, upon request by writing The Mellon Institutional Funds at P.O. Box 8585, Boston, MA 02266-8585 or calling toll free 1-800-221-4795.

Independent Trustees

                                                                                     Number of                          Trustee
                                                              Principal             Portfolios in      Other         Remuneration
Name                                    Term of Office       Occupation(s)         Fund Complex    Directorships    (period ended
Address, and              Position(s)   and Length of         During Past          Overseen by        Held by       September 30,
Date of Birth           Held with Trust  Time Served            5 Years              Trustee          Trustee           2005)
------------------------------------------------------------------------------------------------------------------------------------
Samuel C. Fleming           Trustee      Trustee          Chairman Emeritus,           33              None             $299
c/o Decision Resources,                  since            Decision Resources,
Inc.                                     11/3/1986        Inc. ("DRI")
260 Charles Street                                        (biotechnology
Waltham, MA 02453                                         research and
9/30/40                                                   consulting firm);
                                                          formerly Chairman of
                                                          the Board and Chief
                                                          Executive Officer,
                                                          DRI

Caleb Loring III            Trustee      Trustee          Trustee, Essex Street        33              None             $311
c/o Essex Street                         since            Associates (family
Associates                               11/3/1986        investment trust
P.O. Box 5600                                             office)
Beverly, MA 01915
11/14/43

Benjamin M. Friedman        Trustee      Trustee          William Joseph               33              None             $299
c/o Harvard University                   since            Maier, Professor of
Littaver Center 127                      9/13/1989        Political Economy,
Cambridge, MA 02138                                       Harvard University
8/5/44

John H. Hewitt              Trustee      Trustee          formerly Trustee,            33              None             $299
P.O. Box 2333                            since            Mertens House, Inc.
New London, NH 03257                     11/3/1986        (hospice)
4/11/35

Interested Trustees

Patrick J. Sheppard   Trustee, President    Since 2003    President and Chief          33              None             $0
Mellon Institutional     and Chief                        Operating Officer of
Asset Management      Executive Officer                   The Boston Company
One Boston Place                                          Asset Management,
Boston, MA 02108                                          LLC; formerly Senior
7/24/65                                                   Vice President and
                                                          Chief Operating
                                                          Officer, Mellon
                                                          Institutional Asset
                                                          Management ("MIAM")
                                                          and Vice President
                                                          and Chief Financial
                                                          Officer, MIAM

Principal Officers who are Not Trustees



Name                                              Term of Office
Address, and                Position(s)           and Length of                      Principal Occupation(s)
Date of Birth             Held with Trust          Time Served                          During Past 5 Years
---------------------------------------------------------------------------------------------------------------------------

Barbara A. McCann         Vice President           Since 2003         Senior Vice President and Head of Operations,
Mellon Institutional      and Secretary                               Mellon Institutional Asset Management; formerly First
Asset Management                                                      Vice President, Mellon Institutional Asset Management
One Boston PLace                                                      and Mellon Global Investments
Boston, MA 02108
2/20/61

Steven M. Anderson        Vice President           Vice President     Vice President and Mutual Funds Controller,
Mellon Institutional      and Treasurer            since 1999;        Mellon Institutional Asset Management
Asset Management                                   Treasurer
One Boston Place                                   since 2002
Boston, MA 02108
7/14/65

Denise B. Kneeland        Assistant Vice           Since 1996         Vice President and Manager, Mutual Funds
Mellon Institutional        President                                 Operations, Mellon Institutional Asset Management
Asset Management
One Boston Place
Boston, MA 02108
8/19/51

Cara E. Hulgren           Assistant Vice           Since 2001         Assistant Vice President and Compliance Manager,
Mellon Institutional        President                                 Mellon Institutional Asset Management ("MIAM");
Asset Management                                                      formerly Shareholder Services, MIAM and Shareholder
One Boston Place                                                      Representative, Standish Mellon Asset Management
Boston, MA 02108                                                      Company LLC
1/19/71

Mary T. Lomasney              Chief                Since 2005         First Vice President, Mellon Institutional Asset
Mellon Institutional       Compliance                                 Management and Chief Compliance Officer,
Asset Management             Officer                                  Mellon Funds Distributor; formerly Director,
One Boston PLace                                                      Blackrock, Inc. Senior Vice President, State Street
Boston, MA 02108                                                      Research & Management Company ("SSRM"),
4/8/57                                                                Vice President, SSRM

                       THIS PAGE INTENTIONALLY LEFT BLANK

[LOGO] Mellon
       --------------------------
       Mellon Institutional Funds

       One Boston Place
       Boston, MA 02108-4408
       800.221.4795
       www.melloninstitutionalfunds.com


                                                                      6939AR0905

                                              [LOGO] Mellon
                                                     --------------------------
                                                     Mellon Institutional Funds








Annual Report                         The Boston Company
                                      Small Cap Growth Fund
--------------------------------------------------------------------------------
Year Ended September 30, 2005

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.

Any information in this shareholder report regarding market or economic trends or the factors influencing the Fund's historical or future performance are statements of the opinion of Fund management as of the date of this report. These statements should not be relied upon for any other purposes. Past performance is no guarantee of future results, and there is no guarantee that market forecasts discussed will be realized.

Commencing with the fiscal quarter ending December 31, 2004, the Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. The Fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington D.C. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of the Fund's portfolio holdings, view the most recent quarterly holdings report, semi-annual report or annual report on the Fund's web site at http://melloninstitutionalfunds.com.

To view the Fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30 visit http://melloninstitutionalfunds.com or the SEC's web site at http://www.sec.gov. You may also call 1-800-221-4795 to request a free copy of the proxy voting guidelines.

[LOGO] Mellon
       --------------------------
       Mellon Institutional Funds

November 2005

Dear Mellon Institutional Fund Shareholder:

Enclosed you will find your Fund's annual report for the fiscal year ended September 30, 2005. Financial markets mostly treaded water over the past 12 months, as investors grappled with the economic impact of soaring energy costs and the prospect of higher inflation. Despite the potential drag to the U.S. economy due to damage inflicted by Hurricanes Katrina and Rita, the Federal Reserve gave every indication that it intended to continue its steady tightening of short term rates. This signals the Fed's belief that inflation is a greater threat than that of recession.

While the stock market does not appear to be anticipating a recession, it showed few signs of bullishness. The S&P 500 moved sideways over the year, mostly within the 1150 - 1200 range, at a time when corporations are flush with cash and profit margins and cash flows are generally healthy. The reasons for muted enthusiasm aren't hard to find: consumer confidence is on the decline and the energy supply shock is injecting new uncertainty. Demand is still strong around the world but there are risks, particularly with inflationary expectations creeping higher. The main risk is that tighter monetary policy will dampen demand.

The bond market displayed a similar ambivalence. On the one hand, it was difficult for bond investors to do more than "earn their coupon" as the yield curve flattened. Yields on short term Treasury bills moved from just over 2% at the start of the year to over 3.6% in October; yields on 20-year Treasury bonds started and ended at 4.75% over the same period. On the other hand, despite hurricanes and the downgrading of GM, the spread of high yield bonds over Treasuries widened only minimally. This is a clear signal that bond investors were still embracing risk - something they were not likely to do if an economic downturn had been anticipated.

We believe that the current inflation pressures will be mitigated over time by broader trends within the world economy, particularly the disinflationary aspects of global trade. Profit growth is likely to slow in 2006, but from a relatively strong position. The consensus U.S. forecast still calls for reasonably solid real economic growth of about 3.3% and the return of the world's second largest economy, Japan, to sustainable growth.

We wish to thank you for your business and confidence in Mellon Institutional Funds. Please feel free to contact us with questions or comments.

Sincerely,

/s/ Patrick J. Sheppard

Patrick J. Sheppard
President and CEO
Mellon Institutional Funds


                    One Boston Place o Boston, MA 02108-4402
                        A Mellon Asset Management Company

                   Mellon Institutional Funds Investment Trust
                    The Boston Company Small Cap Growth Fund

                       Management Discussion and Analysis
--------------------------------------------------------------------------------

September 2005

In our commentary last year, terrorism and the upcoming elections were the focus of our discussion. Now, energy prices, inflation fears, and interest rates are at the forefront of investor concerns. However, despite these economic fears, the equity markets continued to post healthy returns. Small-cap stocks continued to perform well and outpaced their large-cap counterparts, buoyed by strong profit growth and relatively low interest rates. Overall, the equity markets sustained their strong positive momentum despite the devastation of the two gulf coast hurricanes. While we don't see these events derailing the recent U.S. economic strength, they could lead to slightly lower growth.

For the 12 months ended September 30, 2005, The Boston Company Small Cap Growth Fund had a total return of 22.00% versus 17.97% for the Russell 2000 Growth Index. The Fund has maintained strong relative performance during the past year as portfolio holdings have participated in much of the market's gains, while maintaining an overall risk averse profile. This is evidenced by our lower relative decline during the only negative quarter over the last 12 months. During the first quarter decline, the Fund declined approximately half as much as the -6.83% for the Russell 2000 Growth Index.

Broad sector performance within the Russell 2000 Growth Index was solid during the year. For the first time since the fourth quarter of 2003, growth issues within the Russell 2000 marginally outperformed value issues on a trailing 12-month basis, gaining 17.97% versus value's gain of 17.75%. In addition, this is the tightest 12-month performance margin between the two small-cap styles since the first quarter of 1987.

We continue to believe the longer-term trend within small-cap equities is movement away from the lower quality companies. However, factors that have supported the broader small-cap market have not weakened as expected, as the sector continues to generate profit growth that has outpaced large-caps for most of the past five years. We believe small-caps will continue to outperform large caps through the end of 2005.

Relative to the indices, the portfolio benefited from its exposure to the energy, endustrials, and consumer staples sectors. In the financial services sector, the Fund remains underweighted relative to its benchmark, reflecting our concern that the rising interest rate environment would impact the sector's strongest sources of growth over the past few years: mortgages and re-financings. Within consumer discretionary, we maintained our underweight because we believe that consumer spending that had been largely fueled by the meteoric rise in property values with historically low interest rates is past. Our technology investments remain exposed to areas such as semiconductors, electronic equipment, and software and services.

                   Mellon Institutional Funds Investment Trust
                    The Boston Company Small Cap Growth Fund

                       Management Discussion and Analysis
--------------------------------------------------------------------------------

In healthcare, we are underweight the biotechnology sector and remain focused on companies whose earnings stand best positioned to benefit from a variety of opportunities. The energy sector has now become the focal point of inflation fears. Oil and gas prices hit new highs during the quarter before settling down slightly, once again driving fears of profit erosion and inflation. We continue to be marginally overweighted in the energy sector, but remain sensitive to shifts in the energy markets. Even if shifts within the tight supply-demand relationship occur, we feel that given the current high commodity prices, companies within the energy sector should continue to show strong earnings and cash flows through 2005.


/s/ B. Randall Watts                                     /s/ Todd Wakefield
B. Randall Watts                                         Todd Wakefield

                   Mellon Institutional Funds Investment Trust
                    The Boston Company Small Cap Growth Fund

   Comparison of Change in Value of $100,000 Investment in The Boston Company
             Small Cap Growth Fund and the Russell 2000 Growth Index
--------------------------------------------------------------------------------

[THE FOLLOWING DATA WAS REPRESENTED BY A MOUNTAIN CHART IN THE PRINTED
DOCUMENT.]

                            TBC
     PERIOD         Small Cap Growth Fund    Russell 2000 Growth Index *


     12/23/96             100,000                     100,000
     12/31/96             101,900                     100,000
     3/31/97               93,000                      89,512
     6/30/97              118,850                     105,225
     9/30/97              145,651                     123,028
     12/31/97             133,355                     112,945
     3/31/98              154,791                     126,364
     6/30/98              147,250                     119,107
     9/30/98              119,675                      92,475
     12/31/98             152,421                     114,334
     3/31/99              178,758                     112,413
     6/30/99              203,802                     128,989
     9/30/99              206,010                     122,646
     12/31/99             347,013                     163,603
     3/31/00              405,788                     178,790
     6/30/00              376,923                     165,609
     9/30/00              353,518                     159,030
     12/31/00             275,314                     126,908
     3/31/01              220,752                     107,613
     6/30/01              256,181                     126,956
     9/30/01              193,175                      91,306
     12/31/01             226,426                     115,197
     3/31/02              224,249                     112,939
     6/30/02              197,265                      95,213
     9/30/02              163,552                      74,724
     12/31/02             169,160                      80,336
     3/31/03              162,233                      77,221
     6/30/03              194,692                      95,868
     9/30/03              213,891                     105,903
     12/31/03             245,691                     119,334
     3/31/04              263,504                     125,995
     6/30/04              261,723                     126,112
     9/30/04              250,375                     118,531
     12/31/04             283,693                     136,406
     3/31/05              272,675                     127,096
     6/30/05              284,418                     131,517
     9/30/05              305,464                     139,826

                          Average Annual Total Returns
                          (for period ended 9/30/2005)

                                                                Since Inception
                   1 Year      3 Years          5 Years           12/23/1996
--------------------------------------------------------------------------------

Fund               22.00%        23.15%         (2.88)%              13.58%

* Source: Lipper Inc.

Average annual total returns reflect the change in the value of an investment, assuming reinvestment of the fund's dividend income and capital gains. The $100,000 line graph and the fund's returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. During periods of reimbursement by the fund's investment adviser (if applicable), the fund's total return will be greater than it would be had the reimbursement not occurred. Past performance is not predictive of future performance.

                   Mellon Institutional Funds Investment Trust
                    The Boston Company Small Cap Growth Fund

                           Shareholder Expense Example
--------------------------------------------------------------------------------

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including redemption fees, and (2) ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (April 1, 2005 to September 30, 2005).

Actual Expenses

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000.00=8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expenses ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

                                                                             Expenses Paid
                                    Beginning              Ending           During Period(+)
                                  Account Value        Account Value       April 1, 2005 to
                                  April 1, 2004     September 30, 2005    September 30, 2005
---------------------------------------------------------------------------------------------
Actual                             $1,000.00              $1,120.20            $6.22(1)
Hypothetical (5% return
 per year before expenses)         $1,000.00              $1,019.20            $5.92(1)

--------------
+ Expenses are equal to the Fund's annualized expense ratio of 1.17%, multiplied by the average account value over the period, multiplied by 183/365 (to reflect the one-half year period).

(1) The example reflects the expenses of the Fund and the master portfolio in which the Fund invests all of its assets.

                  Mellon Institutional Funds Investment Trust
                    The Boston Company Small Cap Growth Fund

           Portfolio Information as of September 30, 2005 (Unaudited)
--------------------------------------------------------------------------------

                                                                    Percentage of
Top Ten Holdings*                              Sector                 Investments
---------------------------------------------------------------------------------
Martria Healthcare, Inc.                       Health Care                    1.8%
Fisher Scientific International                Health Care                    1.8
Covance, Inc.                                  Health Care                    1.8
Crescent Real Estate Equities Co. REIT         Financials                     1.7
Respironics, Inc.                              Health Care                    1.7
Consol Energy, Inc.                            Energy                         1.7
Lions Gate Entertainment Corp.                 Consumer Discretionary         1.5
Penn Virginia Corp.                            Energy                         1.5
Performance Food Group Co.                     Consumer Staples               1.4
LECG Corp.                                     Industrials                    1.4
                                                                             ----
                                                                             16.3%

* Excluding short-term investments and investment of cash collateral.

                                       Percentage of
Economic Sector Allocation              Net Assets
-------------------------------------------------------
Basic Materials                            2.0%
Consumer Discretionary                    13.7
Consumer Staples                           4.3
Energy                                     9.3
Financials                                 7.3
Health Care                               19.8
Industrials                               15.9
Information Technology                    18.7
Utilities                                  2.3
Short-term and Other Assets                6.7
                                         -----
                                         100.0%

The Boston Company Small Cap Growth Fund invests all of its investable assets in an interest of The Boston Company Small Cap Growth Portfolio (See Note 1 of the Fund's Notes to Financial Statements). The Portfolio is actively managed. Current holdings may be different than those presented above.

                   Mellon Institutional Funds Investment Trust
                    The Boston Company Small Cap Growth Fund

                       Statement of Assets and Liabilities
                               September 30, 2005
--------------------------------------------------------------------------------

Assets
 Investment in The Boston Company Small Cap
   Growth Portfolio ("Portfolio"), at value (Note 1A)              $ 36,331,162
 Receivable for Fund shares sold                                         29,236
 Receivable due from investment advisor                                   1,328
 Prepaid expenses                                                        10,125
                                                                   ------------
 Total assets                                                        36,371,851
Liabilities
 Accrued service fees--Service Class (Note 3)            $ 6,785
 Accrued professional fees                                25,385
 Accrued transfer agent fees (Note 2)                      1,199
 Accrued trustees' fees (Note 2)                           2,052
 Other accrued expenses and liabilities                   13,079
                                                         -------
 Total liabilities                                                       48,500
                                                                   ------------
Net Assets                                                         $ 36,323,351
                                                                   ============
Net Assets consist of:
 Paid-in capital                                                   $ 45,922,613
 Accumulated net realized loss                                      (16,166,252)
 Undistributed net investment income                                      5,968
 Net unrealized appreciation                                          6,561,022
                                                                   ------------
Total Net Assets                                                   $ 36,323,351
                                                                   ============
Shares of beneficial interest outstanding                               784,518
                                                                   ============
Net Asset Value, offering and redemption price per share
 (Net Assets/Shares outstanding)                                   $      46.30
                                                                   ============

    The accompanying notes are an integral part of the financial statements.

                   Mellon Institutional Funds Investment Trust
                    The Boston Company Small Cap Growth Fund

                             Statement of Operations
                      For the Year Ended September 30, 2005
-------------------------------------------------------------------------------

Investment Income (Note 1B)
  Dividend income allocated from Portfolio (net of foreign withholding taxes of $146)               $  181,026
  Interest income allocated from Portfolio (including security lending income of $23,413)               65,046
  Expenses allocated from Portfolio                                                                   (392,353)
    Net investment loss allocated from Portfolio                                                    ----------
                                                                                                      (146,281)

Expenses
  Professional fees                                                                   $  35,325
  Registration fees                                                                      30,750
  Service fees--Service Class (Note 3)                                                   34,542
  Transfer agent fees--(Note 2)                                                          13,450
  Trustees' fees (Note 2)                                                                 1,997
  Insurance expense                                                                         475
  Miscellaneous expenses                                                                 16,779
                                                                                      ---------
    Total expenses                                                                      133,318

Deduct:
  Reimbursement of Fund operating expenses--Institutional Class (Note 2)                (50,648)
  Reimbursement of Fund operating expenses--Service Class (Note 2)                      (30,241)
                                                                                      ---------
    Total expense deductions                                                            (80,889)
                                                                                      ---------
      Net expenses                                                                                      52,429
                                                                                                     ---------
        Net investment loss                                                                           (198,710)
                                                                                                     ---------

Realized and Unrealized Gain (Loss)
  Net realized gain (loss) allocated from Portfolio on:
    Investment securities                                                             4,178,769
      Future contracts                                                                  140,646
                                                                                      ---------
        Net realized gain (loss)                                                                     4,319,415
  Change in unrealized appreciation (depreciation) allocated from Portfolio on:
    Investment securities                                                             2,744,899
    Future contracts                                                                      5,141
                                                                                      ---------
      Change in net unrealized appreciation (depreciation)                                           2,750,040
  Net realized and unrealized gain (loss) on investments                                             7,069,455
                                                                                                    ----------
Net Increase in Net Assets from Operations                                                           6,870,745
                                                                                                    ==========

    The accompanying notes are an integral part of the financial statements.

                   Mellon Institutional Funds Investment Trust
                    The Boston Company Small Cap Growth Fund
--------------------------------------------------------------------------------
                       Statements of Changes in Net Assets

                                                                               For the                        For the
                                                                              Year Ended                     Year Ended
                                                                         September 30, 2005              September 30, 2004
                                                                         ------------------              ------------------

Increase (Decrease) in Net Assets:
From Operations
 Net investment income (loss)                                              $   (198,710)                    $  (333,479)
 Net realized gain (loss)                                                     4,319,415                       4,987,476
 Change in net unrealized appreciation (depreciation)                         2,750,040                         378,758
                                                                           ------------                     -----------
 Net increase (depreciation) in net assets from investment operations         6,870,745                       5,032,755
                                                                           ------------                     -----------
Fund Share Transactions (Note 4)
 Net proceeds from sale of shares
  Institutional Class                                                        18,873,206                       1,679,964
  Service Class                                                               2,808,281                       7,576,844
 Redemption fees credited to capital
  Institutional Class                                                               199                              51
 Cost of shares redeemed
  Institutional Class                                                        (4,859,146)                     (8,131,829)
  Service Class                                                             (20,103,492)                     (3,512,445)
                                                                           ------------                     -----------
  Net increase (decrease) in net assets from Fund share transactions         (3,280,952)                     (2,387,415)
                                                                           ------------                     -----------
Total Increase (Decrease) in Net Assets                                       3,589,793                       2,645,340
Net Assets
 At beginning of period                                                      32,733,558                      30,088,218
                                                                           ------------                     -----------
 At end of period (including undistributed net
  investment income (loss) of $5,968 and $0)                               $ 36,323,351                     $32,733,558
                                                                           ============                     ===========


    The accompanying notes are an integral part of the financial statements.

                   Mellon Institutional Funds Investment Trust
                    The Boston Company Small Cap Growth Fund

                              Financial Highlights
-------------------------------------------------------------------------------

                                                                                  Year Ended September 30,
                                                                ----------------------------------------------------------
                                                                 2005         2004(e)     2003(e)      2002(e)     2001(e)
                                                                -------       -------     -------      -------    -------
Net Asset Value, Beginning of Period                            $ 37.95       $ 32.41     $ 24.78      $ 29.28     $ 60.87
                                                                -------       -------     -------      -------     -------
From Investment Operations:
   Net investment income (loss) * (a)                             (0.20)        (0.33)      (0.11)       (0.16)      (0.19)
   Net realized and unrealized gains (loss) on investments         8.55          5.87(b)     7.74(b)     (4.34)(b)  (25.66)
                                                                -------       -------     -------      -------     -------

Total from operations                                              8.35          5.54        7.63        (4.50)     (25.85)
Less Distributions to Shareholders:                             -------       -------     -------      -------     --------
   From net realized gains on investments                            --            --          --           --       (5.74)
                                                                -------       -------     -------      -------     -------

Net Asset Value, End of Period                                  $ 46.30       $ 37.95     $ 32.41      $ 24.78     $ 29.28
                                                                =======       =======     =======      =======     =======
Total Return (c)                                                  22.00%        17.09%      30.79%      (15.37)%    (45.36)%
Ratios/Supplemental data:
   Expenses (to average daily net assets) * (d)                    1.17%         1.18%       1.00%        1.00%       1.00%
   Net Investment Income (Loss) (to average daily net             (0.48)%       (0.87)%     (0.42)%      (0.52)%     (0.48)%
       assets)*
   Net Assets, End of Period (000's omitted)                    $36,323       $18,274     $21,168      $18,780     $31,365
------------

*  For the periods indicated, the investment advisor voluntarily agreed not to impose a portion of its investment advisory fee and/or reimbursed the Fund for all or a portion of its operating expenses. If this voluntary action had not been taken, the investment income per share and the ratios would have been:
   Net investment income (loss) per share (a)                    $(0.31)      $ (0.40)    $ (0.30)     $ (0.25)    $ (0.28)
Ratios (to average daily net assets):
   Expenses (d)                                                    1.41%         1.37%       1.66%        1.29%       1.20%
   Net investment income (loss)                                   (0.72)%       (1.06)%     (1.08)%      (0.81)%     (0.68)%

(a)  Calculated based on average shares outstanding.
(b) Amounts include litigation proceeds received by the Fund of $0.06 for the year ended September 30, 2004, less than $0.01 for the year ended September 30, 2003, and $0.01 for the year ended September 30, 2002.
(c)  Total return would have been lower in the absence of expense waivers.
(d)  Includes the Fund's share of the Portfolio's allocated expenses.
(e)  Prior to August 31, 2005, the Fund offered two classes of shares:
     Institutional Class and Service Class. The financial highlights for periods prior to the year ended September 30, 2005, represent those of the Institutional Class.

    The accompanying notes are an integral part of the financial statements.

                   Mellon Institutional Funds Investment Trust
                    The Boston Company Small Cap Growth Fund

                         Notes to Financial Statements
--------------------------------------------------------------------------------

(1)  Significant Accounting Policies:

     Mellon Institutional Funds Investment Trust (the "Trust") is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended, as an open-end, management investment company. The Boston Company Small Cap Growth Fund (the "Fund") is a separate diversified investment series of the Trust.

     During the year ended September 30, 2005, the Fund had offered two classes of shares: Institutional Class and Service Class. On August 31, 2005, the Service Class was liquidated and closed. Expenses of the Fund, until the time when the Service Class was closed, were borne pro-rata by the holders of each class of shares, except for transfer agent fees and an account service fee of up to 0.25% of the average daily net assets of the Service Class of shares. Each class voted separately as a class only with respect to its own service plan (Service Class only) or matters that relate only to that class. Shareholders of the Service Class received their pro-rata share of the net assets of the Fund (after satisfaction of any class-specific expenses) when the Service Class was liquidated.

     The objective of the Fund is to achieve long-term growth of capital. The Fund invests all of its investable assets in an interest in The Boston Company Small Cap Growth Portfolio (the "Portfolio"), a subtrust of Mellon Institutional Funds Master Portfolio (the "Portfolio Trust"), which is organized as a New York trust, and has the same investment objective as the Fund. The Portfolio seeks to achieve its investment objective by investing, under normal circumstances, at least 80% of its net assets in equity securities of small cap U.S. companies. The value of the Fund's investment in the Portfolio reflects the Fund's proportionate interest in the net assets of the Portfolio. As of September 30, 2005 the Fund owned 100% of the Portfolio assets. The performance of the Fund is directly affected by the performance of the Portfolio. The financial statements of the Portfolio are included elsewhere in this report and should be read in conjunction with the Fund's financial statements.

     The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements. The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

     A.   Investment security valuations

     The Fund records its investment in the Portfolio at value. The method by which the Portfolio values its securities is discussed in Note 1A of the Portfolio's Notes to Financial Statements, which are included elsewhere in this report.

     B.   Securities transactions and income

     Investment transactions are recorded as of the trade date. The Fund's net investment income consists of the Fund's pro rata share of the net investment income of the Portfolio, less all expenses of the Fund determined in accordance with accounting principles generally accepted in the United States of America. All realized and unrealized gains and losses of the Portfolio are allocated pro rata among the investors in the Portfolio.

     C.   Distributions to shareholders

     Distributions to shareholders are recorded on ex-dividend date. The Fund's distributions from short-term and long-term capital gains, if any, after reduction of capital losses will be declared and distributed at least annually. In determining the amounts of its distributions, the Fund will take into account its share of the income, gains or losses, expenses, and any other tax items of the Portfolio. Dividends from net investment income and distributions from capital gains, if any, are reinvested in additional shares of the Fund unless a shareholder elects to receive them in cash. Income and capital gain distributions are determined in accordance with income tax regulations which may differ from accounting principles generally accepted in the United States of America. These differences, which may result in reclassifications, are primarily due to differing treatments for losses deferred due to wash sales, capital loss carryovers and realized and unrealized gains or losses on futures.

     Permanent book and tax basis differences will result in reclassifications to undistributed net investment income, accumulated net realized gain
     (loss) and paid in capital. Undistributed net investment income and accumulated undistributed net realized gain (loss) on investments may include temporary book and tax basis differences which will reverse in a subsequent period. Any taxable income or gain remaining at fiscal year end is distributed in the following year. The calculation of net investment income per share in the financial highlights table excludes these reclassifications.

                   Mellon Institutional Funds Investment Trust
                    The Boston Company Small Cap Growth Fund

                          Notes to Financial Statements
--------------------------------------------------------------------------------

     D.   Expenses

     The majority of expenses of the Trust are directly identifiable to an individual fund. Expenses which are not readily identifiable to a specific fund are allocated among Funds of the Trust taking into consideration, among other things, the nature and type of expense and the relative size of the funds. Investment income, common expenses and realized and unrealized gains and losses are allocated among the share classes of the Fund based on the relative net assets of each class. Transfer agent fees, which are directly attributable to a class of shares, are charged to that class' operations. Service fees, which were directly attributable to the Service Class shares, were charged to the Service Class operations.

     E.   Commitments and contingencies

     In the normal course of business, the Fund may enter into contracts and agreements that contain a variety of representations and warranties, which provide general indemnifications. The maximum exposure to the Fund under these arrangements is unknown, as this would involve future claims that may be made against the Fund that have not yet occurred. However, based on experience, the Fund expects the risks of loss to be remote.

(2)  Investment Advisory Fee and Other Transactions With Affiliates:

     The Fund does not directly pay any investment advisory fees, but indirectly bears its pro rata share of the compensation paid by the Portfolio to The Boston Company Asset Management, LLC ("TBCAM") for such services. See Note 2 of the Portfolio's Notes to Financial Statements which are included elsewhere in this report. TBCAM voluntarily agreed to limit the Institutional Class total annual operating expenses (excluding brokerage commission, taxes and extraordinary expense) to 1.20%, (effective July 1, 2005, 1.10%), of the Institutional Class' average daily net assets and the Service Class total annual operating expenses (excluding brokerage commissions, taxes and extraordinary expenses), so that the Service Class' total annual operating expenses do not exceed the total operating expenses of the Institutional Class (net of any expense limitation) for the comparable period plus 0.25% (the maximum Service Fee). Pursuant to this agreement, for the period ended September 30, 2005, TBCAM reimbursed the Institutional Class $50,648 and the Service Class $30,241 for class-specific and Fund operating expenses. This agreement is voluntary and temporary and may be discontinued or revised by TBCAM at any time.

     The Fund entered into an agreement with Dreyfus Transfer, Inc., a wholly owned subsidiary of The Dreyfus Corporation, a wholly owned subsidiary of Mellon Financial Corporation and an affiliate of TBCAM, to provide personnel and facilities to perform transfer agency and certain shareholder services for the Fund. For these services the Fund pays Dreyfus Transfer, Inc. a fixed fee plus per account and transaction based fees, as well as, out-of-pocket expenses. Pursuant to this agreement the Fund was charged $13,450 during the period ended September 30, 2005.

     Effective July 1, 2005, the Trust reimburses Mellon Institutional Asset Management for a portion of the salary of the Trust's Chief Compliance Officer. For the period ended September 30, 2005, the Fund was charged $1,134. No other director, officer or employee of TBCAM or its affiliates received any compensation from the Trust or the Fund for serving as an officer or Trustee of the Trust. The Trust pays each Trustee who is not a director, officer or employee of TBCAM or its affiliates an annual fee and a per meeting fee as well as reimbursement for travel and out of pocket expenses. In addition, the Trust pays the legal fees for the independent counsel of the Trustees.

     The Fund pays administrative service fees. These fees are paid to affiliated or unaffiliated retirement plans, omnibus accounts and platform administrators and other entities ("Plan Administrators") that provide record keeping and/or other administrative support services to retirement plans and their participants. As compensation for such services, the Fund may pay each Plan Administrator a service fee in an amount of up to 0.15% (on an annualized basis) of the Fund's average daily net assets attributable to fund shares that are held in accounts serviced by such Plan Administrator. The Fund's adviser or its affiliates may pay additional compensation from their own resources to Plan Administrators and other entities for administrative services, as well as in consideration of marketing or other distribution-related services. These payments may provide an incentive for these entities to actively promote the Fund or cooperate with the distributor's promotional efforts.

(3)  Service Fee:

     Prior to August 31, 2005, pursuant to a service plan, the Service Class paid a service fee at an aggregate annual rate of up to 0.25% of the class' average daily net assets. The service fee is payable for the benefit of participants in the omnibus accounts that are shareholders in the Service Class and is intended to be compensation to Account Administrators for providing personal services and/or account maintenance services to participants in omnibus accounts that are the beneficial owners of Service Class shares.

(4)  Investment Transactions:

     Increases and decreases in the Fund's investment in the Portfolio for the period ended September 30, 2005 aggregated $21,655,858 and $25,017,269, respectively. The Fund receives a proportionate share of the Portfolio's income, expenses, and realized and unrealized gains and losses based on applicable tax allocations rules. Book/tax differences arise when changes in proportionate interest for funds investing in the Portfolio occur.

                   Mellon Institutional Funds Investment Trust
                    The Boston Company Small Cap Growth Fund

                          Notes to Financial Statements
--------------------------------------------------------------------------------

(5)  Shares of Beneficial Interest:

     The Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest having a par value of one cent per share. Transactions in Fund shares were as follows:

                                                For the                    For the
                                               Year Ended                Year Ended
                                           September 30, 2005         September 30, 2004
                                           ------------------         ------------------

     Institutional Class:

       Shares sold                             415,461                      43,938
       Shares redeemed                        (112,485)                   (215,460)
                                              --------                    --------
       Net increase (decrease)                 302,976                    (171,522)
                                              ========                    ========
                                                For the                    For the
                                               Year Ended                Year Ended
                                           September 30, 2005         September 30, 2004
                                           ------------------         ------------------

     Service Class:

       Shares sold                              67,826                     202,065
       Shares redeemed                        (452,872)                    (94,424)
                                              --------                     -------
       Net increase (decrease)                (385,046)                    107,641
                                              ========                     =======

     At September 30, 2005, one shareholder of record held approximately 44% of the total outstanding shares of the Institutional Class. Investment activity of this shareholder could have a material impact on the Fund.

     The Fund imposes a redemption fee of 2% of the net asset value of the shares, with certain exceptions, which are redeemed or exchanged less than 30 days from the day of their purchase. The redemption fee is paid directly to the Fund, and is designed to offset brokerage commissions, market impact, and other costs associated with short-term trading. The fee does not apply to shares that were acquired through reinvestment of distributions. For the period ended September 30, 2005, the Fund received $199 in redemption fees.

(6)  Federal taxes

     As a regulated investment company qualified under Subchapter M of the Internal Revenue Code, the Fund is not subject to income taxes to the extent that it distributes substantially all of its taxable income for its fiscal period.

     As of September 30, 2005, the components of distributable earnings on a tax basis were as follows:

     Capital loss carry-forward                         (16,085,157)
                                                        -----------

     At September 30, 2005, the Fund, for federal income tax purposes, has capital loss carryovers which will reduce the Fund's taxable income arising from net realized gain on investments, if any, to the extent permitted by the Internal Revenue Code and thus will reduce the amount of distributions to shareholders which would otherwise be necessary to relieve the Fund of any liability for federal income tax. Such capital loss carryovers are as follows:

               Capital Loss
               Carry Over                   Expiration Date
               -------------                ---------------
                $13,788,831                    9/30/2010
                $ 2,296,326                    9/30/2011

     See corresponding master portfolio for tax basis unrealized appreciation (depreciation) information.

                   Mellon Institutional Funds Investment Trust
                    The Boston Company Small Cap Growth Fund

             Report of Independent Registered Public Accounting Firm
--------------------------------------------------------------------------------

To the Trustees of the Mellon Institutional Funds Investment Trust and Shareholders of The Boston Company Small Cap Growth Fund:

In our opinion, the accompanying statement of assets and liabilities, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of The Boston Company Small Cap Growth Fund (the "Fund") at September 30, 2005, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at September 30, 2005 by correspondence with the custodian, provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP
New York, New York
November 18, 2005

                   Mellon Institutional Funds Master Portfolio
                  The Boston Company Small Cap Growth Portfolio

                  Schedule of Investments - September 30, 2005
--------------------------------------------------------------------------------

                                                                  Value
Security                                             Shares     (Note 1A)
--------------------------------------------------------------------------------
UNAFFILIATED INVESTMENTS--103.1%
EQUITIES--93.3%
Basic Materials--2.0%
Airgas, Inc.                                          9,280     $   274,966
Cambrex Corp.                                         7,600         144,096
Cleveland-Cliffs, Inc. (a)                            3,700         322,307
                                                                  ---------
                                                                    741,369
                                                                  ---------
Consumer Discretionary--13.7%
Blue Nile, Inc. (a)(b)                                8,300         262,612
California Pizza Kitchen, Inc. (b)                    4,560         133,334
Casual Male Retail Group, Inc. (b)                   26,870         184,866
Central Garden & Pet Co. (b)                          2,470         111,768
DreamWorks Animation SKG (b)                          6,500         179,790
Eddie Bauer Holdings, Inc. (b)                       13,100         317,675
Educate, Inc. (b)                                    19,390         290,850
Education Management Corp. (b)                        7,600         245,024
Emmis Communications Corp. (b)                       19,200         424,128
Jarden Corp. (b)                                      4,525         185,842
Jos A Bank Clothiers, Inc. (a)(b)                     4,010         173,312
Lions Gate Entertainment Corp. (a)(b)                53,700         512,298
Marvel Entertainment, Inc. (b)                       16,700         298,429
Outdoor Channel Holdings, Inc. (b)                   10,500         154,980
Papa John's International, Inc. (b)                   6,280         314,754
Playboy Enterprises, Inc., Class B (b)               12,640         178,224
Rare Hospitality International, Inc. (b)              1,850          47,545
Speedway Motorsports, Inc.                            6,850         248,861
The Sportsman's Guide, Inc. (b)                       4,300         117,390
Thor Industries, Inc.                                 5,130         174,420
Tractor Supply Co. (b)                                5,440         248,336
Wabtec Corp.                                          6,860         187,141
                                                                -----------
                                                                  4,991,579
                                                                -----------
Consumer Staples--4.3%
Church & Dwight Co., Inc.                             9,700         358,318
Herbalife Ltd                                         9,500         286,330
Nu Skin Enterprises, Inc.                             8,500         161,925
Peet's Coffee & Tea, Inc. (b)                         6,350         194,437
Performance Food Group Co. (b)                       15,040         474,662
Playtex Products, Inc. (b)                            6,100          67,100
                                                                -----------
                                                                  1,542,772
                                                                -----------

    The accompanying notes are an integral part of the financial statements.

                   Mellon Institutional Funds Master Portfolio
                  The Boston Company Small Cap Growth Portfolio

                  Schedule of Investments - September 30, 2005
-------------------------------------------------------------------------------

                                                                  Value
Security                                             Shares     (Note 1A)
--------------------------------------------------------------------------------
Energy--9.3%
Consol Energy, Inc.                                   7,350     $   560,585
Dril-Quip, Inc. (b)                                   4,660         223,680
FMC Technologies, Inc. (b)                           10,790         454,367
Global Industries, Ltd. (b)                          12,900         190,146
Hydril Co. (b)                                        2,700         185,328
Oceaneering International, Inc. (b)                   3,770         201,356
Oil States International, Inc. (b)                   10,730         389,606
Penn Virginia Corp.                                   8,770         506,117
Tidewater, Inc.                                       8,700         423,429
W-H Energy Services, Inc. (b)                         7,000         226,940
                                                                -----------
                                                                  3,361,554
                                                                -----------
Financials--7.3%
Affiliated Managers Group (a)(b)                      3,050         220,881
Cathay General BanCorp                                3,900         138,294
Center Financial Corp.                                8,042         188,987
City National Corp., Class A                          3,840         269,146
Crescent Real Estate Equities Co. REIT               28,000         574,280
Cullen/Frost Bankers, Inc.                            4,500         222,030
First Community Bancorp, Inc., Class A                3,700         176,971
First Midwest Bancorp, Inc.                           7,700         286,748
Mercantile Bankshares Corp.                           3,867         165,458
National Financial Partners Corp.                     4,000         180,560
The Colonial BancGroup, Inc.                         10,800         241,920
                                                                -----------
                                                                  2,665,275
                                                                -----------
Health Care--19.8%
American Medical Systems Holdings, Inc. (b)           9,900         199,485
Animas Corp. (b)                                     10,200         160,140
Applera Corp.-Celera Genomics Group (b)              11,400         138,282
ArQule, Inc. (b)                                     14,200         111,186
Array BioPharma, Inc. (b)                            18,900         135,702
Community Health Systems, Inc. (b)                    5,600         217,336
Conceptus, Inc. (b)                                  16,800         194,880
Cooper Cos, Inc.                                      4,830         370,026
Covance, Inc.(b)                                     12,700         609,473
Coventry Health Care, Inc. (b)                        2,150         184,943
Cytyc Corp. (b)                                      10,800         289,980

    The accompanying notes are an integral part of the financial statements.

                   Mellon Institutional Funds Master Portfolio
                  The Boston Company Small Cap Growth Portfolio

                  Schedule of Investments - September 30, 2005
--------------------------------------------------------------------------------

                                                                Value
Security                                           Shares     (Note 1A)
-----------------------------------------------------------------------
Health Care (continued)
Fisher Scientific International (a)                 9,900     $   614,295
Human Genome Sciences, Inc. (b)                    11,100         150,849
Immunogen, Inc. (b)                                19,400         142,396
InterMune, Inc. (b)                                 9,800         162,190
IRIS International, Inc. (b)                        5,500         101,420
Lifepoint Hospitals, Inc. (b)                       4,900         214,277
Matria Healthcare, Inc. (b)                        16,410         619,478
Medarex, Inc. (b)                                  15,300         145,656
MWI Veterinary Supply, Inc. (b)                       800          15,960
Neurocrine Biosciences, Inc. (b)                    3,200         157,408
PerkinElmer, Inc.                                  16,900         344,253
Protein Design Labs, Inc. (b)                       9,400         263,200
Respironics, Inc. (b)                              13,500         569,430
Sybron Dental Specialties, Inc. (b)                 5,400         224,532
Triad Hospitals (b)                                 3,950         178,817
VCA Antech, Inc. (b)                               14,400         367,488
Vertex Pharmaceuticals, Inc. (a)(b)                 8,100         181,035
WebMD Health Corp., Class A Shares (b)                780          19,226
ZymoGenetics, Inc. (b)                              7,000         115,500
                                                              -----------
                                                                7,198,843
                                                              -----------
Industrials--15.9%
Bucyrus International, Inc., Class A                6,700         329,171
Evergreen Solar, Inc. (b)                          20,700         193,131
FTI Consulting, Inc. (b)                           16,300         411,738
Global Cash Access, Inc. (b)                        7,300         102,930
Huron Consulting Group, Inc. (b)                   12,000         321,840
Interline Brands, Inc. (b)                         13,200         277,332
Jack Henry & Associates, Inc.                       8,800         170,720
Kennametal, Inc.                                    7,360         360,934
Landstar System                                     5,360         214,561
LECG Corp. (b)                                     20,200         464,600
Mercury Computer Systems, Inc. (b)                  6,700         175,875
MSC Industrial Direct Co., Inc. (a)                10,310         341,983
Navigant Consulting, Inc. (b)                       8,600         164,776
Pacer International, Inc.                          14,100         371,676
Stericycle, Inc. (b)                                4,800         274,320

    The accompanying notes are an integral part of the financial statements.

                   Mellon Institutional Funds Master Portfolio
                  The Boston Company Small Cap Growth Portfolio

                  Schedule of Investments - September 30, 2005
--------------------------------------------------------------------------------

                                                                       Value
Security                                                  Shares     (Note 1A)
------------------------------------------------------------------------------
Industrials (continued)
Stewart & Stevenson Services, Inc.                         7,600     $   181,260
UTI Worldwide, Inc.                                        5,210         404,817
Valmont Industries, Inc.                                   7,000         205,520
Washington Group International, Inc. (b)                   3,600         194,004
Waste Connections, Inc. (a)(b)                             9,950         349,046
Watson Wyatt & Co. Holdings                                9,700         261,415
                                                                     -----------
                                                                       5,771,649
                                                                     -----------
Information Technology--18.7%
Akamai Technologies, Inc. (b)                             24,100         384,395
Anteon International Corp. (b)                             4,210         180,020
BEA Systems, Inc. (b)                                     31,600         283,768
Cymer, Inc. (b)                                            8,190         256,511
Cypress Semiconductor Corp. (a)(b)                        23,200         349,160
Eclipsys Corp. (b)                                         4,900          87,416
Exar Corp. (b)                                            18,300         256,566
F5 Networks, Inc. (b)                                      5,990         260,385
Filenet Corp. (b)                                         12,700         354,330
Informatica Corp. (b)                                     15,300         183,906
Ingram Micro Inc., Class A (b)                            23,900         443,106
Internet Security Systems (b)                              7,800         187,278
Jamdat Mobile, Inc. (a)(b)                                12,100         254,100
Lam Research Corp. (b)                                     6,200         188,914
ManTech International Corp., Class A (b)                   6,660         175,891
Marchex, Inc. (a)(b)                                      11,500         190,440
Mcafee, Inc. (b)                                           8,640         271,469
Online Resources Corp. (b)                                27,220         287,988
Packeteer, Inc. (b)                                       15,100         189,505
Power Integrations, Inc. (b)                               8,160         177,480
Progress Software Corp. (b)                                8,400         266,868
SafeNet, Inc. (b)                                          5,100         185,181
Secure Computing Corp. (b)                                20,000         227,000
SS&C Technologies, Inc.                                   10,500         384,720
Unica Corp. (b)                                            5,300          58,194
Varian Semiconductor Equipment Associates, Inc. (b)        5,990         253,796
Verisign, Inc. (b)                                        11,200         239,344
WebEx Communications, Inc. (b)                             8,900         218,139
                                                                     -----------
                                                                       6,795,870
                                                                     -----------

    The accompanying notes are an integral part of the financial statements.

                   Mellon Institutional Funds Master Portfolio
                  The Boston Company Small Cap Growth Portfolio

                  Schedule of Investments - September 30, 2005
--------------------------------------------------------------------------------

                                                                                                                        Value
Security                                                                                               Shares         (Note 1A)
-------------------------------------------------------------------------------------------------------------------------------

Utilities--2.3%
AGL Resources, Inc.                                                                                     7,610      $   282,407
Atmos Energy Corp.                                                                                     12,500          353,125
ITC Holdings Corp.                                                                                      6,680          193,583
                                                                                                                    ----------
                                                                                                                       829,115
                                                                                                                    ----------
TOTAL EQUITIES (Cost $27,343,907)                                                                                   33,898,026
                                                                                                                    ----------

SHORT-TERM INVESTMENTS--0.2%                                           Rate        Maturity         Par Value
                                                                       ----        --------         ---------
U.S. Government--0.2%
U.S. Treasury Bill(c)(d) (Cost $59,585)                                3.32%       12/15/05          $ 60,000           59,606
                                                                                                                     ---------

INVESTMENT OF CASH COLLATERAL--9.6%                                                                  Shares
                                                                                                    ---------
BlackRock Cash Strategies L.L.C (Cost $3,506,987)                      3.93%                        3,506,987        3,506,987
                                                                                                                     ---------
TOTAL UNAFFILIATED INVESTMENTS (Cost $30,910,479)                                                                   37,464,619
                                                                                                                    ----------

AFFILIATED INVESTMENTS--6.1%
Dreyfus Institutional Preferred Plus Money Market Fund (e)
   (Cost $2,207,444)                                                   3.73%                        2,207,444        2,207,444

TOTAL INVESTMENTS--109.2% (Cost $33,117,923)                                                                        39,672,063
                                                                                                                    ----------
LIABILITIES IN EXCESS OF OTHER ASSETS--(9.2%)                                                                       (3,340,901)
                                                                                                                    ----------
NET ASSETS--100%                                                                                                   $36,331,162
                                                                                                                   ===========

Notes to Schedule of Investments:
REIT--Real Estate Investment Trust.
(a) Security, or a portion thereof, was on loan at 9/30/05.
(b) Non-income producing security
(c) Denotes all or part of security segregated as collateral.
(d) Rate noted is yield to maturity.
(e) Affiliated institutional money market fund.

At September 30, 2005 the Fund held the following futures contracts:

                                                                                         Underlying Face            Unrealized
Contract                                    Position        Expiration Date              Amount at Value               Gain
------------------------------------------------------------------------------------------------------------------------------------
Russell 2000 Index (4 Contracts)             Long             12/15/05                      $1,337,200               $6,882
                                                                                                                     =======

    The accompanying notes are an integral part of the financial statements.

                   Mellon Institutional Funds Master Portfolio
                  The Boston Company Small Cap Growth Portfolio

                       Statement of Assets and Liabilities
                               September 30, 2005
--------------------------------------------------------------------------------

Assets
  Investments in securities (Note 1A)(including securities on loan, valued at $3,371,891 (Note 6))
    Unaffiliated issuers, at value (cost $30,910,479)                                                        $37,464,619
    Affiliated issuers, at value (Note 1E) (cost $2,207,444)                                                   2,207,444
  Receivable for investments sold                                                                                513,715
  Interest and dividends receivable                                                                               15,081
  Receivable for variation margin on open futures contracts (Note 5)                                               9,600
  Prepaid expenses                                                                                                10,012
                                                                                                             -----------
    Total assets                                                                                              40,220,471
Liabilities
  Payable for investments purchased                                                       $  363,643
  Collateral for securities on loan (Note 6)                                               3,506,987
  Accrued accounting, administration and custody fees (Note 2)                                 7,388
  Accrued trustees' fees and expenses (Note 2)                                                 1,386
  Other accrued expenses and liabilities                                                       9,905
                                                                                           ----------
    Total liabilities                                                                                          3,889,309
                                                                                                             -----------
Net Assets (applicable to investors' beneficial interest)                                                    $36,331,162
                                                                                                             ===========

    The accompanying notes are an integral part of the financial statements.

                   Mellon Institutional Funds Master Portfolio
                  The Boston Company Small Cap Growth Portfolio

                             Statement of Operations
                      For the Year Ended September 30, 2005
--------------------------------------------------------------------------------

Investment Income (Note 1B)
   Dividend income (net of foreign withholding taxes of $146)                                                      $  181,026
   Interest income (Note 1E):
     Unaffiliated issuers                                                                                               3,370
     Affiliated issuers                                                                                                38,263
   Security lending income (Note 6)                                                                                    23,413
                                                                                                                    ---------
     Total investment income                                                                                          246,072

Expenses
   Investment advisory fee (Note 2)                                                               $  280,477
   Accounting, administration and custody fees (Note 2)                                               79,504
   Professional fees                                                                                  20,008
   Trustees' fees and expenses (Note 2)                                                                6,533
   Insurance expense                                                                                   4,200
   Miscellaneous                                                                                       1,631
                                                                                                  ----------
     Total expenses                                                                                                   392,353
                                                                                                                    ---------
Net investment income (loss)                                                                                         (146,281)
                                                                                                                    ---------
Realized and Unrealized Gain (Loss)
   Net realized gain (loss) on:
   Investment securities                                                                           4,178,769
   Futures contracts                                                                                 140,646
                                                                                                  ----------
     Net realized gain                                                                                              4,319,415
   Change in unrealized appreciation (depreciation) on:
   Investment securities                                                                           2,744,899
   Futures contracts                                                                                   5,141
                                                                                                  ----------
     Change in net unrealized appreciation (depreciation)                                                           2,750,040
                                                                                                                   ----------
       Net realized and unrealized gain (loss)                                                                      7,069,455
                                                                                                                   ----------
Net Increase in Net Assets from Operations                                                                         $6,923,174
                                                                                                                   ==========

    The accompanying notes are an integral part of the financial statements.

                   Mellon Institutional Funds Master Portfolio
                  The Boston Company Small Cap Growth Portfolio

                       Statements of Changes in Net Assets
--------------------------------------------------------------------------------


                                                                                 For the                      For the
                                                                               Year Ended                    Year Ended
                                                                            September 30, 2005           September 30, 2004
                                                                           ------------------           ------------------
Increase (Decrease) in Net Assets:
From Operations
   Net investment income (loss)                                             $   (146,281)                  $   (288,951)
   Net realized gain (loss)                                                    4,319,415                      4,987,476
   Change in net unrealized appreciation (depreciation)                        2,750,040                        378,655
                                                                            ------------                    -----------
   Net increase (decrease) in net assets from operations                       6,923,174                      5,077,180
                                                                            ------------                    -----------

Capital Transactions
   Contributions                                                              21,655,858                      9,465,370
   Withdrawals                                                               (25,017,269)                   (11,682,896)
                                                                            ------------                   ------------
   Net increase (decrease) in net assets from capital transactions            (3,361,411)                    (2,217,526)
                                                                            ------------                   ------------
Total Increase (Decrease) in Net Assets                                        3,561,763                      2,859,654
Net Assets
   At beginning of period                                                     32,769,399                     29,909,745
                                                                            ------------                   ------------
   At end of period                                                         $ 36,331,162                   $ 32,769,399
                                                                            ============                   ============

    The accompanying notes are an integral part of the financial statements.

                   Mellon Institutional Funds Master Portfolio
                  The Boston Company Small Cap Growth Portfolio

                              Financial Highlights
--------------------------------------------------------------------------------

                                                                                    Year Ended September 30,
                                                                  -----------------------------------------------------------
                                                                    2005       2004         2003          2002            2001
                                                                   ------     -------     --------     ----------      ----------
Total Return                                                       22.05%      17.12%(a)     30.79%(a)    (15.37)%(a)    (45.36)%(a)
   Ratios/Supplemental Data:
   Expenses (to average daily net assets)*                          1.12%       1.15%         1.00%         1.00%          1.00%
   Net Investment Income (Loss) (to average daily net  assets)*    (0.42)%     (0.83)%       (0.42)%       (0.51)%        (0.49)%
   Portfolio Turnover                                                135%        153%          261%          239%           191%
   Net Assets, End of Period (000's omitted)                     $36,331     $32,769       $29,910       $24,500        $37,590

* For the periods indicated, the investment adviser voluntarily agreed not to impose all or a portion of its investment advisory fee and/or reimbursed the Portfolio for a portion of its operating expenses. If this voluntary action had not been taken, the investment income per share and the ratios would have been:

   Ratios (to average daily net assets):
     Expenses                                                          N/A       1.18%         1.28%        1.18%         1.08%
     Net Investment Income (Loss)                                      N/A      (0.86)%       (0.70)%      (0.69)%       (0.57)%

(a) Total return for the Portfolio has been calculated based on the total return for the invested Fund, assuming all distributions were reinvested, and adjusted for the difference in expenses as set out in the notes to the financial statements. Total return would have been lower in the absence of expense waivers.

    The accompanying notes are an integral part of the financial statements.

                   Mellon Institutional Funds Master Portfolio
                  The Boston Company Small Cap Growth Portfolio

                          Notes to Financial Statements
--------------------------------------------------------------------------------

(1)  Significant Accounting Policies:

     Mellon Institutional Funds Master Portfolio (the "Portfolio Trust") was organized as a master trust fund under the laws of the State of New York on January 18, 1996 and is registered under the Investment Company Act of 1940, as amended, as an open-end, management investment company. The Boston Company Small Cap Growth Portfolio (the "Portfolio") is a separate diversified investment series of the Portfolio Trust.

     The objective of the Portfolio is to achieve long-term growth of capital. The Portfolio seeks to achieve its objective by investing, under normal circumstances, at least 80% of its net assets in equity securities of small cap U.S. companies.

     At September 30, 2005, there was one Fund, The Boston Company Small Cap Growth Fund (the "Fund") invested in the Portfolio. The value of the Fund's investment in the Portfolio reflects the Fund's proportionate interest in the net assets of the Portfolio. The Fund's proportionate interest at September 30, 2005 was 100%.

     The following is a summary of significant accounting policies followed by the Portfolio in the preparation of its financial statements. The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

     A.   Investment security valuations

     Securities for which quotations are readily available are valued at the last sale price, or if no sale price, at the closing bid price, or the NASDAQ official close if applicable, in the principal market in which such securities are normally traded. Securities (including illiquid securities) for which quotations are not readily available are valued at their fair value as determined in good faith under consistently applied procedures under the general supervision of the Trustees.

     Short-term instruments with less than sixty-one days remaining to maturity are valued at amortized cost, which approximates market value. If the Portfolio acquires a short-term instrument with more than sixty days remaining to its maturity, it is valued at current market value until the sixtieth day prior to maturity and will then be valued at amortized value based upon the value on such date unless the Trustees determine during such sixty-day period that amortized value does not represent fair value.

     B.   Securities transactions and income

     Securities transactions are recorded as of the trade date. Interest income is determined on the basis of coupon interest earned, adjusted for accretion of discount or amortization of premium using the yield-to-maturity method on long-term debt securities. Dividend income is recorded on the ex-dividend date. Realized gains and losses from securities sold are recorded on the identified cost basis. Dividends representing a return of capital are reflected as a reduction of cost.

     C.   Income taxes

     The Portfolio is treated as a disregarded entity for federal tax purposes. No provision is made by the Portfolio for federal or state taxes on any taxable income of the Portfolio because each investor in the Portfolio is ultimately responsible for the payment of any taxes. Since the Portfolio's only investor is a regulated investment company that invests all or substantially all of its assets in the Portfolio, the Portfolio normally must satisfy the source of income and diversification requirements applicable to regulated investment companies (under the Internal Revenue
     Code) in order for its investor to satisfy them.

     D.   Commitments and contingencies

     In the normal course of business, the Portfolio may enter into contracts and agreements that contain a variety of representations and warranties, which provide general indemnifications. The maximum exposure to the Portfolio under these arrangements is unknown, as this would involve future claims that may be made against the Portfolio that have not yet occurred. However, based on experience, the Portfolio expects the risks of loss to be remote.

     E.   Affiliated issuers

     Affiliated issuers are investment companies advised by The Boston Company Asset Management, LLC (TBCAM), a wholly-owned subsidiary of Mellon Financial Corporation, or its affiliates.

                   Mellon Institutional Funds Master Portfolio
                  The Boston Company Small Cap Growth Portfolio

                          Notes to Financial Statements
--------------------------------------------------------------------------------

(2)  Investment Advisory Fee and Other Transactions with Affiliates:

     The investment advisory fee paid to TBCAM, a wholly-owned subsidiary of Mellon Financial Corporation, for overall investment advisory and administrative services is paid monthly at the annual rate of 0.80% of the Portfolio's average daily net assets.

     The Portfolio has contracted with Mellon Bank, N.A. ("Mellon Bank"), a wholly owned subsidiary of Mellon Financial Corporation and an affiliate of TBCAM, to provide custody, fund administration and fund accounting services for the Portfolio. For these services the Portfolio pays Mellon Bank a fixed fee plus fees that are asset and transaction based, as well as, out-of-pocket expenses. Pursuant to this agreement the Portfolio was charged $79,504 during the period ended September 30, 2005.

     The Portfolio entered into an agreement with Mellon Bank to perform certain securities lending activities and to act as the Portfolio's lending agent. Mellon Bank receives an agreed upon percentage of the net lending revenues. This compensation is a standard form of compensation received by securities lending agents with respect to non-affiliated entities. Pursuant to this agreement, Mellon Bank received $10,036, for the period ended September 30, 2005. See Note 6 for further details.

     Effective July 1, 2005, the Trust reimburses Mellon Institutional Asset Management for a portion of the salary of the Trust's Chief Compliance Officer. No other director, officer or employee of TBCAM or its affiliates received any compensation from the Trust or the Portfolio for serving as an officer or Trustee of the Trust. The Portfolio Trust pays each Trustee who is not a director, officer or employee of TBCAM or its affiliates an annual fee and a per meeting fee as well as reimbursement for travel and out of pocket expenses. In addition, the Portfolio Trust pays the legal fees for the independent counsel of the Trustees.

(3)  Purchases and Sales of Investments:

     Purchases and proceeds from sales of investments, other than short-term obligations, for the period ended September 30, 2005, were $45,425,920 and $49,624,904, respectively. For the period ended September 30, 2005, the Portfolio did not purchase or sell any long-term U.S. Government securities.

(4)  Federal Taxes:

     The cost and unrealized appreciation (depreciation) in value of the investment securities owned at September 30, 2005, as computed on a federal income tax basis, were as follows:

       Aggregate cost                                      $33,186,168
                                                           -----------
       Gross unrealized appreciation                       $ 6,810,118
       Gross unrealized depreciation                          (324,223)
                                                           -----------
       Net unrealized appreciation                         $ 6,485,895
                                                           ===========

(5)  Financial Instruments:

     In general, the following instruments are used for hedging purposes as described below. However, these instruments may also be used to seek to enhance potential gain in circumstances where hedging is not involved.

     The Portfolio may trade the following financial instruments with off-balance sheet risk:

     Options

     Call and put options give the holder the right to purchase or sell a security or currency or enter into a swap arrangement on a future date at a specified price. The Portfolio may use options to seek to hedge against risks of market exposure and changes in security prices and foreign currencies, as well as to seek to enhance returns. Writing puts and buying calls tend to increase the Portfolio's exposure to the underlying instrument. Buying puts and writing calls tend to decrease the Portfolio's exposure to the underlying instrument, or hedge other Portfolio investments. Options, both held and written by the Portfolio, are reflected in the accompanying Statement of Assets and Liabilities at market value. The underlying face amount at value of any open purchased options is shown in the Schedule of Investments. This amount reflects each contract's exposure to the underlying instrument at period end. Losses may arise from changes in the value of the underlying instruments if there is an illiquid secondary market for the contract or if the counterparty does not perform under the contract's terms.

                   Mellon Institutional Funds Master Portfolio
                  The Boston Company Small Cap Growth Portfolio

                          Notes to Financial Statements
--------------------------------------------------------------------------------

     Premiums received from writing options which expire are treated as realized gains. Premiums received from writing options which are exercised or are closed are added to or offset against the proceeds or amount paid on the transaction to determine the realized gain or loss. Realized gains and losses on purchased options are included in realized gains and losses on investment securities, except purchased options on foreign currency which are included in realized gains and losses on foreign currency transactions. If a put option written by the Portfolio is exercised, the premium reduces the cost basis of the securities purchased by the Portfolio. The Portfolio, as a writer of an option, has no control over whether the underlying securities may be sold (call) or purchased (put) and as a result bears the market risk of an unfavorable change in the price of the security underlying the written option.

     Exchange traded options are valued at the last sale price, or if no sales are reported, the last bid price for purchased options and the last ask price for written options. Options traded over-the-counter are valued using prices supplied by the dealers.

     The Portfolio did not enter into option transactions during the period ended September 30, 2005.

     Futures contracts

     The Portfolio may enter into financial futures contracts for the sale or delivery of securities or contracts based on financial indices at a fixed price on a future date. Pursuant to margin requirements the Portfolio deposits either cash or securities in an amount equal to a certain percentage of the contract amount. Subsequent payments are made or received by the Portfolio each day, depending on the daily fluctuations in the value of the underlying security, and are recorded for financial statement purposes as unrealized gains or losses by the Portfolio. There are several risks in connection with the use of futures contracts as a hedging device. The change in value of futures contracts primarily corresponds with the value of their underlying instruments or indices, which may not correlate with changes in the value of hedged investments. Buying futures tends to increase the Portfolio's exposure to the underlying instrument, while selling futures tends to decrease the Portfolio's exposure to the underlying instrument or hedge other investments. In addition, there is the risk that the Portfolio may not be able to enter into a closing transaction because of an illiquid secondary market. Losses may arise if there is an illiquid secondary market or if the counterparty does not perform under the contract's terms. The Portfolio enters into financial futures transactions primarily to seek to manage its exposure to certain markets and to changes in securities prices and foreign currencies. Gains and losses are realized upon the expiration or closing of the futures contracts. Futures contracts are valued at the quoted daily settlement prices established by the exchange on which they trade.

     At September 30, 2005, the Portfolio held financial futures contracts. See Schedule of Investments for further detail.

(6)  Security Lending:

     The Portfolio may lend its securities to financial institutions which the Portfolio deems to be creditworthy. The loans are collateralized at all times with cash or securities with a market value at least equal to the market value of the securities on loan. The market value of securities loaned is determined daily and any additional required collateral is allocated to the Portfolio on the next business day. For the duration of a loan, the Portfolio receives the equivalent of the interest or dividends paid by the issuer on the securities loaned and also receives compensation from the investment of the collateral. As with other extensions of credit, the Portfolio bears the risk of delay in recovery or even loss of rights in its securities on loan should the borrower of the securities fail financially or default on its obligations to the Portfolio. In the event of borrower default, the Portfolio generally has the right to use the collateral to offset losses incurred. The Portfolio may incur a loss in the event it was delayed or prevented from exercising its rights to dispose of the collateral. The Portfolio also bears the risk in the event that the interest and/or dividends received on invested collateral is not sufficient to meet the Portfolio's obligations due on the loans.

     The Portfolio loaned securities during the year ended September 30, 2005 and earned interest on the invested collateral of $72,518 of which, $49,105 was rebated to borrowers or paid in fees. At September 30, 2005, the Portfolio had securities valued at $3,371,891 on loan. See Schedule of Investments for further detail on the security positions on loan and collateral held.

(7)  Line of Credit:

     The Portfolio, and other subtrusts in the Portfolio Trust and funds in the Mellon Institutional Funds Investment Trust (the "Trust") are parties to a committed line of credit facility, which enables each portfolio/fund to borrow, in the aggregate, up to $35 million. Interest is charged to each participating portfolio/fund based on its borrowings at a rate equal to the Federal Funds effective rate plus 1/2 of 1%. In addition, a facility fee, computed at an annual rate of .060 of 1% on the committed amount, is allocated ratably among the participating portfolios/funds at the end of each quarter. For the period ended September 30, 2005, the facility fee was $683 for the Portfolio.

     During the period ended September 30, 2005, the Portfolio had average borrowings outstanding of $226,700 on a total of ten days and incurred $148 of interest expense.

                  Mellon Institutional Funds Master Portfolio
                 The Boston Company Small Cap Growth Portfolio

             Report of Independent Registered Public Accounting Firm
-------------------------------------------------------------------------------

To the Trustees of the Mellon Institutional Funds Master Portfolio and Investors of The Boston Company Small Cap Growth Portfolio:

In our opinion, the accompanying statement of assets and liabilities, including the schedule of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of The Boston Company Small Cap Growth Portfolio ( the "Portfolio") at September 30, 2005, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Portfolio's management. Our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at September 30, 2005 by correspondence with the custodian and brokers, provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP
New York, New York
November 18, 2005

Trustees and Officers

The following table lists the Trust's trustees and officers; their address and date of birth; their position with the Trust; the length of time holding that position with the Trust; their principal occupation(s) during the past five years; the number of portfolios in the fund complex they oversee; other directorships they hold in companies subject to registration or reporting requirements of the Securities Exchange Act of 1934 (generally called "public companies") or in registered investment companies; and total remuneration paid as of the period ended September 30, 2005. The Trust's Statement of Additional Information includes additional information about the Trust's trustees and is available, without charge, upon request by writing The Mellon Institutional Funds at P.O. Box 8585, Boston, MA 02266-8585 or calling toll free 1-800-221-4795.

Independent Trustees

                                                                                     Number of                        Trustee
                                                               Principal           Portfolios in       Other        Remuneration
Name                                   Term of Office        Occupation(s)         Fund Complex    Directorships   (period ended
Address, and           Position(s)     and Length of          During Past           Overseen by       Held by        September 30,
Date of Birth        Held with Trust    Time Served             5 Years               Trustee         Trustee           2005)
------------------------------------------------------------------------------------------------------------------------------------

Samuel C. Fleming      Trustee          Trustee since       Chairman Emeritus,          33            None              $299
c/o Decision                            11/3/1986           Decision Resources,
Resources, Inc.                                             Inc. ("DRI")
260 Charles Street                                          (biotechnology
Waltham, MA 02453                                           research and
9/30/40                                                     consulting firm);
                                                            formerly Chairman of
                                                            the Board and Chief
                                                            Executive Officer,
                                                            DRI

Caleb Loring III       Trustee          Trustee since       Trustee, Essex              33            None              $311
c/o Essex Street                        11/3/1986           Street Associates
Associates                                                  (family investment
P.O. Box 5600                                               trust office)
Beverly, MA 01915
11/14/43

Benjamin M. Friedman   Trustee          Trustee since       William Joseph              33            None              $299
c/o Harvard                             9/13/1989           Maier, Professor of
University                                                  Political Economy,
Littaver Center 127                                         Harvard University
Cambridge, MA 02138
8/5/44

John H. Hewitt         Trustee          Trustee since       formerly Trustee,           33            None              $299
P.O. Box 2333                           11/3/1986           Mertens House, Inc.
New London, NH 03257                                        (hospice)
4/11/35

Interested Trustees

Patrick J. Sheppard    Trustee,         Since 2003          President and Chief         33            None              $0
Mellon Institutional   President                            Operating Officer
Asset Management       and Chief                            of The Boston
One Boston Place       Executive                            Company Asset
Boston, MA 02108       Officer                              Management, LLC;
7/24/65                                                     formerly Senior Vice
                                                            President and Chief
                                                            Operating Officer,
                                                            Mellon Institutional
                                                            Asset Management
                                                            ("MIAM") and Vice
                                                            President and Chief
                                                            Financial Officer,
                                                            MIAM

Principal Officers who are Not Trustees


Name                                                 Term of Office
Address, and                  Position(s)            and Length of                        Principal Occupation(s)
Date of Birth                 Held with Trust        Time Served                            During Past 5 Years
--------------------------------------------------------------------------------------------------------------------------------
Barbara A. McCann             Vice President         Since 2003                       Senior Vice President and Head of
Mellon Institutional          and Secretary                                           Operations, Mellon Institutional Asset
Asset Management                                                                      Management; formerly First Vice President,
One Boston Place                                                                      Mellon Institutional Asset Management and
Boston, MA 02108                                                                      Mellon Global Investments
2/20/61

Steven M. Anderson            Vice President         Vice President since             Vice President and Mutual Funds Controller,
Mellon Institutional          and Treasurer          1999; Treasurer                  Mellon Institutional Asset Management
Asset Management                                     since 2002
One Boston Place
Boston, MA 02108
7/14/65

Denise B. Kneeland            Assistant Vice         Since 1996                       Vice President and Manager, Mutual Funds
Mellon Institutional          President                                               Operations, Mellon Institutional Asset
Asset Management                                                                      Management
One Boston Place
Boston, MA 02108
8/19/51

Cara E. Hultgren              Assistant Vice         Since 2001                       Assistant Vice President and Compliance
Mellon Institutional          President                                               Manager, Mellon Institutional Asset
Asset Management                                                                      Management ("MIAM"); formerly Shareholder
One Boston Place                                                                      Services, MIAM and Shareholder
Boston, MA 02108                                                                      Representative, Standish Mellon Asset
1/19/71                                                                               Management Company LLC

Mary T. Lomasney              Chief                  Since 2005                       First Vice President, Mellon Institutional
Mellon Institutional          Compliance                                              Asset Management and Chief Compliance
Asset Management              Officer                                                 Officer, Mellon Funds Distributor; formerly
One Boston Place                                                                      Director, Blackrock, Inc., Senior Vice
Boston, MA 02108                                                                      President, State Street Research &
4/8/57                                                                                Management Company ("SSRM"), Vice President,
                                                                                      SSRM

                     [LOGO] Mellon
                            --------------------------
                            Mellon Institutional Funds

                            One Boston Place
                            Boston, MA 02108-4408
                            800.221.4795
                            www.melloninstitutionalfunds.com

                                                                      6941AR0905

                                               [LOGO] Mellon
                                                      --------------------------
                                                      Mellon Institutional Funds






Annual Report                     The Boston Company
                                  Small Cap Value Fund
--------------------------------------------------------------------------------
Year Ended September 30, 2005

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.

Any information in this shareholder report regarding market or economic trends or the factors influencing the Fund's historical or future performance are statements of the opinion of Fund management as of the date of this report. These statements should not be relied upon for any other purposes. Past performance is no guarantee of future results, and there is no guarantee that market forecasts discussed will be realized.

Commencing with the fiscal quarter ending December 31, 2004, the Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. The Fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington D.C. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of the Fund's portfolio holdings, view the most recent quarterly holdings report, semi-annual report or annual report on the Fund's web site at http://melloninstitutionalfunds.com.

To view the Fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30 visit http://melloninstitutionalfunds.com or the SEC's web site at http://www.sec.gov. You may also call 1-800-221-4795 to request a free copy of the proxy voting guidelines.

November 2005

Dear Mellon Institutional Fund Shareholder:

Enclosed you will find your Fund's annual report for the fiscal year ended September 30, 2005.

Financial markets mostly treaded water over the past 12 months, as investors grappled with the economic impact of soaring energy costs and the prospect of higher inflation. Despite the potential drag to the U.S. economy due to damage inflicted by Hurricanes Katrina and Rita, the Federal Reserve gave every indication that it intended to continue its steady tightening of short term rates. This signals the Fed's belief that inflation is a greater threat than that of recession.

While the stock market does not appear to be anticipating a recession, it showed few signs of bullishness. The S&P 500 moved sideways over the year, mostly within the 1150 - 1200 range, at a time when corporations are flush with cash and profit margins and cash flows are generally healthy. The reasons for muted enthusiasm aren't hard to find: consumer confidence is on the decline and the energy supply shock is injecting new uncertainty. Demand is still strong around the world but there are risks, particularly with inflationary expectations creeping higher. The main risk is that tighter monetary policy will dampen demand.

The bond market displayed a similar ambivalence. On the one hand, it was difficult for bond investors to do more than "earn their coupon" as the yield curve flattened. Yields on short term Treasury bills moved from just over 2% at the start of the year to over 3.6% in October; yields on 20-year Treasury bonds started and ended at 4.75% over the same period. On the other hand, despite hurricanes and the downgrading of GM, the spread of high yield bonds over Treasuries widened only minimally. This is a clear signal that bond investors were still embracing risk - something they were not likely to do if an economic downturn had been anticipated.

We believe that the current inflation pressures will be mitigated over time by broader trends within the world economy, particularly the disinflationary aspects of global trade. Profit growth is likely to slow in 2006, but from a relatively strong position. The consensus U.S. forecast still calls for reasonably solid real economic growth of about 3.3% and the return of the world's second largest economy, Japan, to sustainable growth.

We wish to thank you for your business and confidence in Mellon Institutional Funds. Please feel free to contact us with questions or comments.

Sincerely,

/s/ Patrick J. Sheppard

Patrick J. Sheppard
President and CEO
Mellon Institutional Funds


                    One Boston Place o Boston, MA 02108-4402
                        A Mellon Asset Management Company

                   Mellon Institutional Funds Investment Trust
                    The Boston Company Small Cap Value Fund

                       Management Discussion and Analysis
--------------------------------------------------------------------------------

September 2005

In our commentary last year, terrorism and the upcoming elections were the focus of our discussion. Now, energy prices, inflation fears, and interest rates are at the forefront of investor concerns. However, despite these economic fears, the equity markets continued to post healthy returns. Small-cap stocks continued to perform well and outpaced their large-cap counterparts, buoyed by strong profit growth and relatively low interest rates. Overall, the equity markets sustained their strong positive momentum despite the devastation of the two gulf coast hurricanes. While we don't see these events derailing the recent U.S. economic strength, they could lead to slightly lower growth.

For the 12 months ended September 30, 2005 The Boston Company Small Cap Value Fund had a total return of 21.34% versus 17.75% for the Russell 2000 Value Index. The Fund has maintained strong relative performance during the past year as portfolio holdings outperformed the benchmark in each of the three quarterly periods that were positive. During the only negative quarter, the Fund declined marginally less than the Index.

Broad sector performance within the Russell 2000 Value Index was solid during the year. For the first time since the fourth quarter of 2003, growth issues within the Russell 2000 marginally outperformed value issues on a trailing 12-month basis, gaining 17.97% versus value's gain of 17.75%. In addition, this is the tightest 12-month performance margin between the two small-cap styles since the first quarter of 1987.

We continue to believe the longer-term trend within small-cap equities is movement away from the lower quality companies. However, factors that have supported the broader small-cap market have not weakened as expected, as the sector continues to generate profit growth that has outpaced large-caps for most of the past five years. This is expected to continue through the end of 2005.

Relative to the index, the portfolio benefited from its exposure to the Financials, Materials, and Technology sectors. In the Financial Services sector, we remain underweight relative to the benchmark, reflecting our concern that the rising interest rate environment will impact the sector's strongest sources of growth over the past few years: mortgages and re-financings. Within Consumer Discretionary, we have maintained our underweight. Consumer spending that had been largely fueled by the meteoric rise in property values with historically low interest rates is past. Our Technology investments are broadly diversified among the technology segments, and are carrying overweights within areas such as computers and peripherals, software, communications equipment, and IT services. We continue to see attractive valuations and improving fundamentals in these areas as we move into the seasonally strong fourth quarter.

                   Mellon Institutional Funds Investment Trust
                     The Boston Company Small Cap Value Fund

                       Management Discussion and Analysis
--------------------------------------------------------------------------------

In Healthcare, we lack exposure to the biotechnology and equipment/supplier segments, and remain focused on companies whose earnings stand best positioned to benefit from a variety of opportunities, such as healthcare providers and facilities, as well as healthcare services. The Energy sector has now become the focal point of inflation fears. Oil and gas prices hit new highs during the quarter before settling down slightly, once again driving fears of profit erosion and inflation. We continue to overweight the sector, but remain sensitive to shifts in the energy markets. Even if shifts within the tight supply-demand relationship occur, we feel that given the current high commodity prices, companies within the Energy sector should continue to show strong earnings and cash flows through 2005.


/s/ Stephanie Brandaleone                     /s/ Joseph Corrado
Stephanie Brandaleone                         Joseph Corrado

                   Mellon Institutional Funds Investment Trust
                     The Boston Company Small Cap Value Fund

   Comparison of Change in Value of $100,000 Investment in The Boston Company
              Small Cap Value Fund and the Russell 2000 Value Index
--------------------------------------------------------------------------------

[THE FOLLOWING DATA WAS REPRESENTED AS A MOUNTAIN CHART IN THE PRINTED
DOCUMENT.]

                                TBC
       PERIOD          Small Cap Value Fund     Russell 2000 Value Index*
       2/1/00                 100,000                    100,000
      3/31/00                 117,919                    106,610
      6/30/00                 118,912                    108,690
      9/30/00                 126,979                    116,667
     12/31/00                 131,836                    126,124
      3/31/01                 128,448                    127,350
      6/30/01                 149,446                    142,170
      9/30/01                 130,942                    123,211
     12/31/01                 158,998                    143,811
      3/31/02                 175,988                    157,587
      6/30/02                 170,003                    154,246
      9/30/02                 137,952                    121,406
     12/31/02                 141,694                    127,381
      3/31/03                 132,789                    120,910
      6/30/03                 162,696                    148,385
      9/30/03                 178,859                    159,848
     12/31/03                 207,037                    186,010
      3/31/04                 223,910                    198,881
      6/30/04                 231,020                    200,567
      9/30/04                 232,506                    200,867
     12/31/04                 264,849                    227,389
      3/31/05                 253,715                    218,344
      6/30/05                 268,978                    229,427
      9/30/05                 282,114                    236,523

                          Average Annual Total Returns
                          (for period ended 9/30/2005)
--------------------------------------------------------------------------------
                                                                Since Inception
                     1 Year         3 Years       5 Years          2/1/2000
--------------------------------------------------------------------------------
Fund                 21.34%         26.93%        17.31%          20.11%

* Source: Lipper Inc.

Average annual total returns reflect the change in the value of an investment, assuming reinvestment of the fund's dividends from income and capital gains. The $100,000 line graph and the fund's returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. During periods of reimbursement by the fund's investment adviser (if applicable), the fund's total return will be greater than it would be had the reimbursement not occurred. Past performance is not predictive of future performance.

                   Mellon Institutional Funds Investment Trust
                    The Boston Company Small Cap Value Fund

                     Shareholder Expense Example (Unaudited)
--------------------------------------------------------------------------------

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including redemption fees, and (2) ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (April 1, 2005 to September 30, 2005).

Actual Expenses

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000.00=8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expenses ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

                                                                         Expenses Paid
                                Beginning            Ending             During Period+
                              Account Value       Account Value         April 1, 2005 to
                              April 1, 2005     September 30, 2005     September 30, 2005
------------------------------------------------------------------------------------------
Actual                           $1,000.00          $1,111.90              $5.56(1)
Hypothetical (5% return
  per year before expenses)      $1,000.00          $1,019.80              $5.32(1)

-------
+ Expenses are equal to the Fund's annualized expense ratio of 1.05%, multiplied by the average account value over the period, multiplied by 183/365 (to reflect the one-half year period).
(1) The example reflects the expenses of the Fund and the master portfolio in which the Fund invests all of its assets.

                   Mellon Institutional Funds Investment Trust
                    The Boston Company Small Cap Value Fund

           Portfolio Information as of September 30, 2005 (Unaudited)
--------------------------------------------------------------------------------

                                                                  Percentage of
Top Ten Holdings*                          Sector                  Investments
-------------------------------------------------------------------------------
The Brink's Co.                            Industrial                 2.0%
FMC Technologies, Inc.                     Energy                     1.9
Laidlaw International, Inc.                Industrial                 1.7
Ralcorp Holdings, Inc.                     Consumer Staples           1.5
RTI International Metals, Inc.             Basic Materials            1.5
Raymond James Financial, Inc.              Financial                  1.4
Shaw Group Inc.                            Industrial                 1.4
Esterline Technologies Corp.               Industrial                 1.4
Amedisys, Inc.                             Health Care                1.4
Aspen Insurance Holdings Ltd.              Financial                  1.3
                                                                     ----
                                                                     15.5%

* Excluding short-term securities and investment of cash collateral.

                                       Percentage of
Economic Sector Allocation              Net Assets
-----------------------------------------------------
Basic Materials                              3.3%
Consumer Discretionary                      12.8
Consumer Staples                             4.3
Energy                                       7.0
Financial                                   18.1
Health Care                                  7.9
Industrial                                  22.2
Information Technology                      16.5
Utilities                                    3.1
Short-term and Net Other Assets              4.8
                                           -----
                                           100.0%

The Boston Company Small Cap Value Fund invests all of its investable assets in an interest of the Boston Company Small Cap Value Portfolio (See Note 1 of the Fund's Notes to Financial Statements). The Portfolio is actively managed. Current holdings maybe different than those presented above.

                   Mellon Institutional Funds Investment Trust
                     The Boston Company Small Cap Value Fund

                       Statement of Assets and Liabilities
                               September 30, 2005
--------------------------------------------------------------------------------

Assets
  Investment in The Boston Company Small Cap
    Value Portfolio ("Portfolio"), at value (Note 1A)                             $189,251,192
  Receivable for Fund shares sold                                                      505,690
  Prepaid expenses                                                                       8,217
                                                                                  ------------
    Total assets                                                                   189,765,099
Liabilities
  Payable for Fund shares redeemed                                $65,470
  Accrued professional fees                                        27,996
  Accrued transfer agent fees (Note 2)                              1,351
  Accrued trustees' fees (Note 2)                                     500
  Accrued expenses and other liabilities                           22,600
                                                                  -------
    Total liabilities                                                                  117,917
                                                                                  ------------
Net Assets                                                                        $189,647,182
                                                                                  ============
Net Assets consist of:
  Paid-in capital                                                                 $157,104,975
  Accumulated net realized gain                                                     13,297,731
  Undistributed net investment income                                                   78,874
  Net unrealized appreciation                                                       19,165,602
                                                                                  ------------
Total Net Assets                                                                  $189,647,182
                                                                                  ============
Shares of beneficial interest outstanding                                            8,408,778
                                                                                  ============

Net Asset Value, offering and redemption price per share
  (Net Assets/Shares outstanding)                                                 $      22.55
                                                                                  ============

    The accompanying notes are an integral part of the financial statements.

                   Mellon Institutional Funds Investment Trust
                    The Boston Company Small Cap Value Fund

                             Statement of Operations
                      For the Year Ended September 30, 2005
--------------------------------------------------------------------------------

Investment Income (Note 1B)
   Dividend income allocated from Portfolio
     (net of foreign withholding taxes of $1,293)                               $   922,857
   Interest and securities lending income allocated from Portfolio                  251,717
   Expenses allocated from Portfolio                                               (977,473)
                                                                                -----------
     Net investment income allocated from Portfolio                                 197,101

Expenses
   Transfer agent fees (Note 2)                                 $19,714
   Registration fees                                             31,500
   Professional fees                                             40,453
   Service fees                                                  12,175
   Insurance expense                                                550
   Trustees' fees (Note 2)                                        1,937
   Miscellaneous expenses                                        12,088
                                                                -------
     Total expenses                                                                 118,417
                                                                                -----------
       Net investment income                                                         78,684
                                                                                -----------

Realized and Unrealized Gain (Loss)
   Net realized gain (loss) allocated from Portfolio on:
     Investment securities                                                       12,483,311
   Change in unrealized appreciation (depreciation)
    allocated from Portfolio on:
     Investment securities                                                        8,515,565
                                                                                -----------
   Net realized and unrealized gain (loss)                                       20,998,876
                                                                                -----------
Net Increase in Net Assets from Operations                                      $21,077,560
                                                                                ===========

    The accompanying notes are an integral part of the financial statements.

                   Mellon Institutional Funds Investment Trust
                     The Boston Company Small Cap Value Fund

                       Statements of Changes in Net Assets
--------------------------------------------------------------------------------

                                                                       For the                For the
                                                                     Year Ended             Year Ended
                                                                 September 30, 2005     September 30, 2004
                                                                 ------------------     ------------------
Increase (Decrease) in Net Assets:
From Operations
  Net investment income (loss)                                      $     78,684            $  (127,820)
  Net realized gain (loss)                                            12,483,311              9,973,051
  Change in net unrealized appreciation (depreciation)                 8,515,565              3,761,962
                                                                    ------------            -----------
  Net increase (decrease) in net assets from investment operations    21,077,560             13,607,193
                                                                    ------------            -----------
Distributions to Shareholders (Note 1C)
  From net realized gains on investments                              (9,863,596)            (4,564,248)
                                                                    ------------            -----------
  Total distributions to shareholders                                 (9,863,596)            (4,564,248)
                                                                    ------------            -----------
Fund Share Transactions (Note 4)
  Net proceeds from sale of shares                                   124,024,069             11,834,111
  Value of shares issued in reinvestment of distributions              8,437,601              4,026,790
  Cost of shares redeemed                                            (15,210,189)            (9,027,160)
                                                                    ------------            -----------
Net increase (decrease) in net assets from Fund share transactions   117,251,481              6,833,741
                                                                    ------------            -----------

Total Increase (Decrease) in Net Assets                              128,465,445             15,876,686

Net Assets
  At beginning of period                                              61,181,737             45,305,051
                                                                    ------------            -----------
At end of period (including undistributed net
  investment income of $78,874 and $2,846)                          $189,647,182            $61,181,737
                                                                    ============            ===========

    The accompanying notes are an integral part of the financial statements.

                   Mellon Institutional Funds Investment Trust
                    The Boston Company Small Cap Value Fund

                              Financial Highlights
--------------------------------------------------------------------------------

                                                                                      Year Ended September 30,
                                                              ------------------------------------------------------------------
                                                               2005          2004            2003           2002           2001
                                                              -------       -------         -------        -------       -------
Net Asset Value, Beginning of Period                         $  21.91       $ 18.49         $ 14.30        $ 13.86       $ 14.01
                                                             --------       -------         -------         ------       -------
From Operations:
   Net investment income (loss) * (a)                            0.02         (0.05)          (0.01)          0.05          0.10
   Net realized and unrealized gains (loss) on investments       4.29          5.27            4.24           0.75          0.31
                                                             --------       -------         -------         ------       -------
Total from operations                                            4.31          5.22            4.23           0.41          0.80
                                                             --------       -------         -------         ------       -------
Less Distributions to Shareholders:
   From net investment income                                      --            --           (0.02)         (0.04)        (0.06)
   From net realized gains on investments                       (3.67)        (1.80)          (0.02)         (0.32)        (0.50)
                                                             --------       -------         -------         ------       --------
Total distributions to shareholders                             (3.67)        (1.80)          (0.04)         (0.36)        (0.56)
                                                             --------       -------         -------         ------       -------
Net Asset Value, End of Period                               $  22.55       $ 21.91         $ 18.49          14.30       $ 13.86
                                                             =======        =======         =======         ======       ========
Total Return                                                    21.34%        29.92%          29.64%(b)       5.43%(b)      3.12%(b)
Ratios/Supplemental data:
   Expenses (to average daily net assets)* (c)                   1.05%         1.18%           1.15%          1.00%         1.00%
   Net Investment Income (Loss) (to average daily net assets)*   0.08%        (0.24)%         (0.05)%         0.32%         0.68%
   Portfolio Turnover                                             N/A           N/A              51%(d)        164%(d)       149%(d)
   Net Assets, End of Period (000's omitted)                 $189,647       $61,182         $45,305        $35,934       $28,532

-------------------
*    The investment  advisor  voluntarily  agreed not to impose a portion of its investment  advisory fee and/or reimbursed the Fund for all or a portion of its operating  expenses.  If this voluntary  action had not been taken, the ratios would have been:

   Net investment income (loss) per share (a)                     N/A           N/A         $ (0.03)       $  0.01       $  0.05
   Ratios (to average daily net assets):
     Expenses (c)                                                 N/A           N/A            1.28%          1.24%         1.37%
     Net investment income (loss)                                 N/A           N/A           (0.18)%         0.08%         0.31%

(a)  Calculated based on average shares outstanding.
(b)  Total return would have been lower in the absence of expense waivers.
(c)  Includes the Fund's share of the Portfolio's allocated expenses.
(d) Portfolio turnover represents activity while the Fund was investing directly in securities until January 27, 2003. The portfolio turnover ratio for the period since the Fund transferred substantially all of its investable assets to the Portfolio is shown in the Portfolio's financial statements which are included elsewhere in this report.

    The accompanying notes are an integral part of the financial statements.

                   Mellon Institutional Funds Investment Trust
                     The Boston Company Small Cap Value Fund

                          Notes to Financial Statements
--------------------------------------------------------------------------------

(1)  Significant Accounting Policies:

     Mellon Institutional Funds Investment Trust (the "Trust") is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended, as an open-end, management investment company. The Boston Company Small Cap Value Fund (the "Fund") is a separate diversified investment series of the Trust.

     The Fund invests all of its investable assets in an interest of The Boston Company Small Cap Value Portfolio (the "Portfolio"), a subtrust of Mellon Institutional Funds Master Portfolio (the "Portfolio Trust"), which is organized as a New York trust, and has the same investment objective as the Fund. The Portfolio seeks to achieve its objective by investing, under normal circumstances, at least 80% of net assets in equity securities of small cap U.S. companies. The value of the Fund's investment in the Portfolio reflects the Fund's proportionate interest in the net assets of the Portfolio (86% at September 30, 2005). The performance of the Fund is directly affected by the performance of the Portfolio. The financial statements of the Portfolio are included elsewhere in this report and should be read in conjunction with the Fund's financial statements.

     The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements. The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

     A.   Investment security valuations

     The Fund records its investment in the Portfolio at value. The Portfolio values its securities at value as discussed in Note 1A of the Portfolio's Notes to Financial Statements, which are included elsewhere in this report.

     B.   Securities transactions and income

     Securities transactions are recorded as of the trade date. The Fund's net investment income consists of the Fund's pro rata share of the net investment income of the Portfolio, less all actual and accrued expenses of the Fund determined in accordance with accounting principles generally accepted in the United States of America. All realized and unrealized gains and losses of the Fund represent pro rata shares of the gains and losses of the Portfolio.

     C.   Distributions to shareholders

     Distributions to shareholders are recorded on ex-dividend date. The Fund's dividends from short-term and long-term capital gains, if any, after reduction of capital losses will be declared and distributed at least annually. In determining the amounts of its dividends, the Fund will take into account its share of the income, gains or losses, expenses, and any other tax items of the Portfolio. Dividends from net investment income and distributions from capital gains, if any, are reinvested in additional shares of the Fund unless a shareholder elects to receive them in cash. Income and capital gain distributions are determined in accordance with income tax regulations which may differ from accounting principles generally accepted in the United States of America. These differences are primarily due to differing treatments for realized and unrealized gains or losses on REITS and wash sales.

     Permanent book and tax basis differences result in reclassifications among undistributed net investment income, accumulated net realized gain (loss) and paid in capital. Undistributed net investment income and accumulated net realized gain (loss) on investments may include temporary book and tax basis differences which will reverse in a subsequent period. Any taxable income or gain remaining at fiscal year end is distributed in the following year.

     D.   Expenses

     The majority of expenses of the Trust or Portfolio Trust are directly identifiable to an individual fund or portfolio. Expenses which are not readily identifiable to a specific fund or portfolio are allocated taking into consideration, among other things, the nature and type of expense and the relative size of the funds or portfolios.

     E.   Commitments and contingencies

     In the normal course of business, the Fund may enter into contracts and agreements that contain a variety of representations and warranties, which provide general indemnifications. The maximum exposure to the Fund under these arrangements is unknown, as this would involve future claims that may be made against the Fund that have not yet occurred. However, based on experience, the Fund expects the risks of loss to be remote.

(2)  Investment Advisory Fee and Other Transactions With Affiliates:

     The Fund does not directly pay any investment advisory fees, but indirectly bears its pro rata share of the compensation paid by the Portfolio to The Boston Company Asset Management, LLC ("TBCAM"), a wholly owned subsidiary of Mellon Institutional Asset Management, for such services. See Note 2 of the Portfolio's Notes to Financial Statements which are included elsewhere in this report.

     The Fund entered into an agreement with Dreyfus Transfer, Inc., a wholly owned subsidiary of The Dreyfus Corporation, a wholly owned subsidiary of Mellon Financial Corporation and an affiliate of TBCAM, to provide personnel and facilities to perform transfer agency and certain shareholder

                   Mellon Institutional Funds Investment Trust
                    The Boston Company Small Cap Value Fund

                          Notes to Financial Statements
--------------------------------------------------------------------------------

     services for the Fund. For these services the Fund pays Dreyfus Transfer, Inc. a fixed fee plus per account and transaction based fees, as well as, out-of-pocket expenses. Pursuant to this agreement the Fund paid $19,714 during the period ended September 30, 2005.

     Effective July 1, 2005, the Trust reimburses Mellon Institutional Asset Management for a portion of the salary of the Trust's Chief Compliance Officer. For the period ended September 30, 2005, the Fund paid $1,134. No other director, officer or employee of TBCAM or its affiliates received any compensation from the Trust or the Fund for serving as an officer or Trustee of the Trust. The Trust pays each Trustee who is not a director, officer or employee of TBCAM or its affiliates an annual fee and a per meeting fee as well as reimbursement for travel and out of pocket expenses. In addition, the Trust pays the legal fees for the independent counsel of the Trustees.

     The Fund pays administrative service fees. These fees are paid to affiliated or unaffiliated retirement plans, omnibus accounts and platform administrators and other entities ("Plan Administrators") that provide record keeping and/or other administrative support services to retirement plans and their participants. As compensation for such services, the Fund may pay each Plan Administrator a service fee in an amount of up to 0.15% (on an annualized basis) of the Fund's average daily net assets attributable to fund shares that are held in accounts serviced by such Plan Administrator. The Fund's adviser or its affiliates may pay additional compensation from their own resources to Plan Administrators and other entities for administrative services, as well as in consideration of marketing or other distribution-related services. These payments may provide an incentive for these entities to actively promote the Fund or cooperate with the distributor's promotional efforts.

(3)  Investment Transactions:

     Increases and decreases in the Fund's investment in the Portfolio for the period ended September 30, 2005 aggregated $132,015,480 and $25,101,917, respectively. The Fund receives a proportionate share of the Portfolio's income, expenses, and realized and unrealized gains and losses based on applicable tax allocations rules. Book/tax differences arise when changes in proportionate interest for funds investing in the Portfolio occur.

(4)  Shares of Beneficial Interest:s

     The Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest having a par value of one cent per share. Transactions in Fund shares were as follows:

                                                       For the               For the
                                                     Year Ended            Year Ended
                                                  September 30, 2005     September 30, 2004
                                                  ------------------     ------------------
     Shares sold                                      5,902,209              566,701
     Shares issued to shareholders in
       reinvestment of distributions                    411,390              215,710
     Shares redeemed                                   (697,539)            (440,530)
                                                      ---------             --------
     Net increase (decrease)                          5,616,060              341,881
                                                      =========             ========

     The Fund began imposing a redemption fee of 2% of the net asset value of the shares, with certain exceptions, which are redeemed or exchanged less than 30 days from the day of their purchase. The redemption fee is paid directly to the Fund, and is designed to offset brokerage commissions, market impact, and other costs associated with short-term trading. The fee does not apply to shares that were acquired through reinvestment of distributions. For the period ended September 30, 2005, the Fund did not collect any redemption fees.

(5)  Federal taxes

     As a regulated investment company qualified under Subchapter M of the Internal Revenue Code, the Fund is not subject to income taxes to the extent that it distributes substantially all of its taxable income for its fiscal year.

     As of September 30, 2005, the components of distributable earnings on a tax basis were as follows:

         Undistibuted capital gains                         $8,792,912
         Undistributed ordinary income                      $4,740,166

     Tax character of distributions paid during the fiscal years ended September 30, 2005 and September 30, 2004, were as follows:

                                                         2005              2004
                                                      ----------        ----------
     Distributions paid from:
       Ordinary income                                $5,315,302        $2,331,714
       Capital gains                                  $4,548,294        $2,232,534

     See corresponding master portfolio for tax basis unrealized appreciation/(depreciation) information.

                   Mellon Institutional Funds Investment Trust
                    The Boston Company Small Cap Value Fund

             Report of Independent Registered Public Accounting Firm
--------------------------------------------------------------------------------

To the Trustees of Mellon Institutional Funds Investment Trust and Shareholders of The Boston Company Small Cap Value Fund:

In our opinion, the accompanying statement of assets and liabilities and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of The Boston Company Small Cap Value Fund (the "Fund") at September 30, 2005, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at September 30, 2005 by correspondence with the custodian, provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP
New York, New York
November 18, 2005

                   Mellon Institutional Funds Master Portfolio
                  The Boston Company Small Cap Value Portfolio

                   Schedule of Investments--September 30, 2005
--------------------------------------------------------------------------------

                                                                                                                       Value
Security                                                                                               Shares         (Note 1A)
--------------------------------------------------------------------------------------------------------------------------------
UNAFFILIATED INVESTMENTS--101.6%
EQUITIES--95.2%
Basic Materials--3.3%
Compass Minerals International, Inc.                                                                   45,700     $   1,051,100
FMC Corp. (b)                                                                                          31,500         1,802,430
Lesco, Inc. (b)                                                                                        31,200           494,520
NN, Inc.                                                                                               61,800           740,982
RTI International Metals, Inc. (b)                                                                     78,200         3,077,170
                                                                                                                  -------------
                                                                                                                      7,166,202
                                                                                                                  -------------

Consumer Discretionary--12.8%
Aztar Corp.(b)                                                                                         65,700         2,024,217
Big 5 Sporting Goods Corp.                                                                             69,200         1,651,112
Charming Shoppes, Inc. (b)                                                                            144,100         1,537,547
Gemstar-TV Guide International, Inc. (b)                                                              403,300         1,193,768
Gray Television, Inc.                                                                                  88,800           940,392
Jos A Bank Clothiers, Inc. (a) (b)                                                                     41,100         1,776,342
Keystone Automotive Industries, Inc. (b)                                                               27,400           789,394
Steven Madden Ltd. (b)                                                                                 33,600           770,112
Matthews International Corp., Class A                                                                  23,900           903,181
Pacific Sunware of California (b)                                                                      45,700           979,808
Regis Corp.                                                                                            44,800         1,694,336
Stanley Furniture Co., Inc.                                                                            28,100           735,939
Superior Industries International, Inc. (a)                                                            41,300           888,776
The Reader's Digest Association                                                                        96,200         1,536,314
Too, Inc. (b)                                                                                          60,600         1,662,258
Toro Co.                                                                                               32,500         1,194,700
Tuesday Morning Corp.                                                                                  31,500           814,905
Tupperware Corp.                                                                                       71,600         1,631,048
Wabtec Corp. (a)                                                                                       40,500         1,104,840
Winnebago Industries, Inc.                                                                             36,500         1,057,405
The Yankee Candle Co.                                                                                  74,000         1,813,000
Zale Corp. (b)                                                                                         53,800         1,462,284
                                                                                                                  -------------
                                                                                                                     28,161,678
                                                                                                                  -------------

Consumer Staples--4.3%
Del Monte Foods Company (b)                                                                            163,900        1,758,647
J & J Snack Food Corp.                                                                                 12,300           710,940
Lance, Inc.                                                                                            44,800           782,208
Performance Food Group Co. (a) (b)                                                                     68,600         2,165,016
Ralcorp Holdings, Inc.                                                                                 77,000         3,227,840
The Boston Beer Co., Inc. (b)                                                                          34,500           862,500
                                                                                                                  -------------
                                                                                                                      9,507,151
                                                                                                                  -------------

    The accompanying notes are an integral part of the financial statements.

                   Mellon Institutional Funds Master Portfolio
                  The Boston Company Small Cap Value Portfolio

                   Schedule of Investments--September 30, 2005
--------------------------------------------------------------------------------

                                                                                                                       Value
Security                                                                                               Shares         (Note 1A)
--------------------------------------------------------------------------------------------------------------------------------
Energy--7.0%
Dril-Quip, Inc. (b)                                                                                      22,000   $  1,056,000
FMC Technologies, Inc. (b)                                                                               95,100      4,004,661
Oil States International, Inc. (b)                                                                       69,800      2,534,438
Tetra Technologies (b)                                                                                   85,300      2,663,066
Unit Corp. (b)                                                                                           30,900      1,708,152
Universal Compression Holdings, Inc. (b)                                                                 38,600      1,535,122
Veritas DGC, Inc. (b)                                                                                    54,500      1,995,790
                                                                                                                  ------------
                                                                                                                    15,497,229
                                                                                                                  ------------

Financial--18.1%
Alabama National Bancorp/Del                                                                             15,700      1,003,858
Alexandria Real Estate Equities, Inc.                                                                    19,600      1,620,724
Aspen Insurance Holdings Ltd.                                                                            93,600      2,765,880
Assured Guaranty Ltd.                                                                                    80,200      1,919,186
BankAtlantic Bancorp, Inc.                                                                               56,800        965,032
Capital Automotive REIT                                                                                  48,600      1,881,306
Capital Trust, Inc., Class A REIT                                                                        40,000      1,286,400
Crescent Real Estate Equities Co. REIT                                                                   77,100      1,581,321
Financial Federal Corp.                                                                                  40,600      1,615,880
First Potomac Realty Trust REIT                                                                          32,200        827,540
First Republic Bank                                                                                      41,100      1,447,953
Horace Mann Educators Corp.                                                                              44,700        884,166
Innkeepers USA Trust REIT                                                                               100,100      1,546,545
Jones Lang Lasalle                                                                                       40,800      1,879,248
Knight Capital Group, Inc. (a) (b)                                                                      310,700      2,581,917
Lasalle Hotel Properties                                                                                 38,400      1,322,880
Metris Cos, Inc. (b)                                                                                     91,400      1,337,182
Mission West Properties REIT                                                                             85,300        856,412
Phoenix Companies, Inc. (a)                                                                              94,800      1,156,560
Piper Jaffray Companies, Inc. (b)                                                                        34,500      1,030,170
Provident Bankshares Corp.                                                                               31,300      1,088,614
Provident New York Bancorp, Inc.                                                                         60,600        707,202
Raymond James Financial, Inc.                                                                            91,000      2,922,920
Redwood Trust, Inc. REIT (a)                                                                             15,000        729,150
Santander BanCorp.                                                                                       24,900        613,287
Sterling Bancshares, Inc.                                                                                64,100        942,911
Sterling Financial Corp.                                                                                 34,500        777,975
Strategic Hotel Capital, Inc. REIT                                                                       45,000        821,700
Scottish Annuity & Life Holding                                                                          65,200      1,554,368
                                                                                                                  ------------
                                                                                                                    39,668,287
                                                                                                                  ------------

    The accompanying notes are an integral part of the financial statements.

                   Mellon Institutional Funds Master Portfolio
                  The Boston Company Small Cap Value Portfolio

                   Schedule of Investments--September 30, 2005
--------------------------------------------------------------------------------

                                                                                                                      Value
Security                                                                                               Shares       (Note 1A)
--------------------------------------------------------------------------------------------------------------------------------
Health Care--7.9%
Amedisys, Inc. (a) (b)                                                                                 74,300     $ 2,897,700
Andrx Corp. (b)                                                                                        80,400       1,240,572
Apria Healthcare Group, Inc. (b)                                                                       22,900         730,739
Hooper Holmes, Inc.                                                                                   182,900         718,797
Ista Pharmaceuticals, Inc. (b)                                                                        155,200       1,030,528
Kindred Healthcare, Inc. (b)                                                                           46,300       1,379,740
Magellan Health Services, Inc. (b)                                                                     28,700       1,008,805
Medicines Co. (b)                                                                                      51,500       1,185,015
Omnicell, Inc. (a) (b)                                                                                 82,500         802,725
Option Care, Inc. (a)                                                                                 126,100       1,846,104
Pediatrix Medical Group, Inc. (b)                                                                      23,500       1,805,270
Res-Care, Inc. (b)                                                                                    110,100       1,694,439
Sierra Health Services (b)                                                                             16,000       1,101,920
                                                                                                                  -----------
                                                                                                                   17,442,354
                                                                                                                  -----------

Industrial--22.2%
AGCO Corp. (b)                                                                                        108,900       1,981,980
Bowne & Co., Inc.                                                                                     123,900       1,770,531
Briggs & Stratton Corp.                                                                                28,900         999,651
Casella Waste Systems, Inc. (b)                                                                        83,400       1,095,042
Central Parking Corp.                                                                                  67,100       1,003,145
CIRCOR International, Inc.                                                                             43,400       1,191,330
Comfort Systems USA, Inc. (b)                                                                          84,800         747,088
Consolidated Graphics, Inc. (b)                                                                        19,400         835,170
Courier Corp.                                                                                          22,400         837,760
Duratek, Inc. (b)                                                                                      66,400       1,213,792
Esterline Technologies Corp. (b)                                                                       76,800       2,909,952
GSI Group, Inc. (b)                                                                                   157,400       1,644,830
Global Cash Access, Inc. (a) (b)                                                                        9,340         131,694
Granite Construction, Inc.                                                                             67,900       2,596,496
Herley Industries, Inc. (b)                                                                            86,900       1,618,947
Insituform Technologies, Inc. (b)                                                                      59,200       1,023,568
Labor Ready (b)                                                                                        73,200       1,877,580
Laidlaw International, Inc.                                                                           146,200       3,533,654
LECG Corp.(b)                                                                                          61,900       1,423,700
MSC Industrial Direct Co., Inc. (a)                                                                    32,800       1,087,976
McGrath Rentcorp                                                                                       56,300       1,594,979
Pinnacle Airlines Corp. (a) (b)                                                                       107,800         700,700
Reliance Steel & Aluminum                                                                              36,100       1,910,773
SI International, Inc. (b)                                                                             30,200         935,294
Shaw Group, Inc. (b)                                                                                  118,100       2,912,346
Source Interlink Cos., Inc. (b)                                                                       131,800       1,457,708
Tennant Co.                                                                                            26,900       1,102,362

The accompanying notes are an integral part of the financial statements.

                   Mellon Institutional Funds Master Portfolio
                  The Boston Company Small Cap Value Portfolio

                   Schedule of Investments--September 30, 2005
--------------------------------------------------------------------------------

                                                                                                                      Value
Security                                                                                               Shares       (Note 1A)
--------------------------------------------------------------------------------------------------------------------------------
Industrial (continued)
The Brink's Co.                                                                                         101,800   $  4,179,908
United Rentals, Inc. (a) (b)                                                                            106,100      2,091,231
Waste Connections (a) (b)                                                                                71,400      2,504,712
                                                                                                                  ------------
                                                                                                                    48,913,899
                                                                                                                  ------------

Information Technology--16.5%
Adaptec, Inc. (b)                                                                                       194,600        745,318
Avid Technology (b)                                                                                      36,700      1,519,380
CSG Systems International , Inc. (b)                                                                     80,100      1,738,971
Cabot Microelectronics (a) (b)                                                                           32,300        948,974
Carrier Access Corp. (b)                                                                                150,000        828,000
CyberOptics Corp. (b)                                                                                    46,900        653,317
Digi International, Inc. (b)                                                                            110,400      1,184,592
EPIQ Systems, Inc. (b)                                                                                   53,900      1,176,098
Electronics for Imaging, Inc. (b)                                                                        92,300      2,117,362
Epicor Software Corp. (b)                                                                                99,500      1,293,500
FEI Co. (b)                                                                                              98,400      1,894,200
Foundry Networks, Inc. (b)                                                                              102,500      1,301,750
Integrated Device Technology, Inc. (b)                                                                  150,800      1,619,592
MKS Instruments, Inc. (b)                                                                                48,800        840,824
McData Corp. (a) (b)                                                                                    208,000      1,089,920
Motive, Inc. (b)                                                                                         87,300        553,482
NIC, Inc. (b)                                                                                           205,700      1,347,335
Newport Corp. (b)                                                                                        89,800      1,250,914
Perot Systems Corp., Class A (b)                                                                        139,300      1,971,095
Phase Forward, Inc. (b)                                                                                 161,500      1,765,195
Photon Dynamics, Inc. (b)                                                                                41,300        790,895
PLATO Learning, Inc. (b)                                                                                125,400        954,294
Progress Software Corp. (b)                                                                              72,000      2,287,440
RSA Security, Inc. (b)                                                                                   88,200      1,121,022
Rudolph Technologies, Inc. (b)                                                                           43,800        589,986
SafeNet, Inc. (b)                                                                                        42,900      1,557,699
Sybase, Inc. (b)                                                                                         70,800      1,658,136
Symmetricom, Inc. (b)                                                                                   184,900      1,431,126
                                                                                                                  ------------
                                                                                                                    36,230,417
                                                                                                                  ------------

Utilities--3.1%
Cleco Corp.                                                                                              88,600      2,089,188
PNM Resources, Inc.                                                                                      93,200      2,672,044
UGI Corp.                                                                                                71,700      2,018,355
                                                                                                                  ------------
                                                                                                                     6,779,587
                                                                                                                  ------------
TOTAL EQUITIES (Cost $189,574,571)                                                                                 209,366,804
                                                                                                                  ------------

    The accompanying notes are an integral part of the financial statements.

                   Mellon Institutional Funds Master Portfolio
                  The Boston Company Small Cap Value Portfolio

                   Schedule of Investments--September 30, 2005
--------------------------------------------------------------------------------

                                                                                                          Par           Value
Security                                                             Rate                Maturity        Value        (Note 1A)
------------------------------------------------------------------------------------------------------------------------------------
SHORT-TERM INVESTMENTS--0.2%

U.S. Government--0.2%
U.S. Treasury Bill (c) (d) (Cost $427,026)                           3.32%               12/15/2005   $430,000     $    427,177
                                                                                                                   ------------
                                                                                                        Shares
                                                                                                      ----------
INVESTMENT OF CASH COLLATERAL--6.2%

BlackRock Cash Strategies L.L.C. (Cost $13,704,689)                  3.93%                            13,704,689     13,704,689
                                                                                                                   ------------
TOTAL UNAFFILIATED INVESTMENTS (Cost $203,706,286)                                                                  223,498,670
                                                                                                                   ------------
AFFILIATED INVESTMENTS--6.6%
Dreyfus Institutional Preferred Plus Money Market Fund (e)
  (Cost $14,670,520)                                                 3.73%                            14,670,520     14,670,520
                                                                                                                   ------------

TOTAL INVESTMENTS--108.2% (Cost $218,376,806)                                                                       238,169,190
                                                                                                                   ------------

LIABILITIES IN EXCESS OF OTHER ASSETS--(8.2%)                                                                       (18,133,993)
                                                                                                                   ------------
NET ASSETS--100%                                                                                                   $220,035,197
                                                                                                                   ============

Notes to Schedule of Investments:
REIT--Real Estate Investment Trust
(a) Security, or a portion of thereof, was on loan at 9/30/05.
(b) Non-income producing security
(c) Rate noted is yield to maturity.
(d) Denotes all or part of security segregated as collateral.
(e) Affiliated institutional money market fund.

                                                                               Underlying            Unrealized
Contract                              Position      Expiration Date       Face Amount at Value          Gain
-------------------------------------------------------------------------------------------------------------------
Russell 2000 Index (21 Contracts)      Long           12/15/2005               $7,028,125              $28,831


    The accompanying notes are an integral part of the financial statements.

                   Mellon Institutional Funds Master Portfolio
                  The Boston Company Small Cap Value Portfolio

                       Statement of Assets and Liabilities
                               September 30, 2005
--------------------------------------------------------------------------------

Assets
  Investments in securities (Note 1A) (including securities on loan, valued at $13,108,246 (Note 6))
    Unaffiliated issuers, at value (cost $203,706,286)                                                             $223,498,670
    Affiliated issuers, at value (Note 1E) (cost $14,670,520)                                                        14,670,520
  Receivable for investments sold                                                                                       417,275
  Interest and dividends receivable                                                                                     194,125
  Receivable for variation margin on open futures contracts (Note 5)                                                     50,400
  Prepaid expenses                                                                                                        8,657
                                                                                                                   ------------
    Total assets                                                                                                    238,839,647
Liabilities
  Payable for investments purchased                                                        $ 5,061,694
  Collateral for securities on loan (Note 6)                                                13,704,689
  Accrued accounting, administration and custody fees (Note 2)                                  11,688
  Accrued professional fees                                                                     20,944
  Accrued trustees' fees and expenses (Note 2)                                                   4,913
  Other accrued expenses and liabilities                                                           522
                                                                                           -----------
    Total liabilities                                                                                                18,804,450
                                                                                                                   ------------
Net Assets (applicable to investors' beneficial interest)                                                          $220,035,197
                                                                                                                   ============


    The accompanying notes are an integral part of the financial statements.

                   Mellon Institutional Funds Master Portfolio
                  The Boston Company Small Cap Value Portfolio

                             Statement of Operations
                      For the Year Ended September 30, 2005
--------------------------------------------------------------------------------

Investment Income (Note 1B)
  Dividend income (net of foreign withholding taxes of $1,366)                                                      $ 1,054,864
  Interest income (Note 1E)
    Unaffiliated issuers                                                                                                  8,538
    Affiliated issuers                                                                                                  245,221
  Security lending income (Note 6)                                                                                       30,694
                                                                                                                    -----------
    Total investment income                                                                                           1,339,317

Expenses
  Investment advisory fee (Note 2)                                                              $   949,016
  Accounting, administration and custody fees (Note 2)                                              108,304
  Professional fees                                                                                  32,949
  Trustees' fees and expenses (Note 2)                                                               15,437
  Insurance expense                                                                                   4,900
  Miscellaneous                                                                                       2,540
                                                                                                -----------
    Total expenses                                                                                                    1,113,146
                                                                                                                    -----------
      Net investment income                                                                                             226,171
                                                                                                                    -----------

Realized and Unrealized Gain (Loss)
  Net realized gain (loss) on:
    Investment securities                                                                        12,658,813
    Futures contracts                                                                             1,586,090
                                                                                                -----------
      Net realized gain (loss)                                                                                       14,244,903
  Change in unrealized appreciation (depreciation) on:
    Investment securities                                                                         8,926,285
    Futures contracts                                                                                28,831
                                                                                                -----------
      Change in net unrealized appreciation (depreciation)                                                            8,955,116
                                                                                                                    -----------
        Net realized and unrealized gain (loss)                                                                      23,200,019
                                                                                                                    -----------
Net Increase in Net Assets from Operations                                                                          $23,426,190
                                                                                                                    ===========

    The accompanying notes are an integral part of the financial statements.

                   Mellon Institutional Funds Master Portfolio
                  The Boston Company Small Cap Value Portfolio

                       Statements of Changes In Net Assets
--------------------------------------------------------------------------------

                                                                                 For the                       For the
                                                                                Year Ended                   Year Ended
                                                                            September 30, 2005           September 30, 2004
                                                                            ------------------           ------------------
Increase (Decrease) in Net Assets

From Operations
  Net investment income (loss)                                                 $    226,171                 $    (52,543)
  Net realized gain (loss)                                                       14,244,903                   10,097,630
  Change in net unrealized appreciation (depreciation)                            8,955,116                    3,979,928
                                                                               ------------                 ------------
  Net increase (decrease) in net assets from operations                          23,426,190                   14,025,015
                                                                               ------------                 ------------


Capital Transactions

  Contributions                                                                 158,240,730                   21,855,319
  Withdrawals                                                                   (27,943,665)                 (14,941,264)
                                                                               ------------                 ------------
  Net increase (decrease) in net assets from capital transactions               130,297,065                    6,914,055
                                                                               ------------                 ------------


Total Increase (Decrease) in Net Assets                                         153,723,255                   20,939,070

Net Assets
  At beginning of period
  At end of period                                                               66,311,942                   45,372,872
                                                                               ------------                 ------------
                                                                               $220,035,197                 $ 66,311,942
                                                                               ============                 ============


    The accompanying notes are an integral part of the financial statements.

                   Mellon Institutional Funds Master Portfolio
                  The Boston Company Small Cap Value Portfolio

                              Financial Highlights
--------------------------------------------------------------------------------

                                                                                                                For the period
                                                                                                               January 28, 2003
                                                                        Year Ended September 30,               (commencement of
                                                                  -----------------------------------           operations) to
                                                                       2005                 2004              September 30, 2003
                                                                  --------------       --------------        --------------------
Total Return (a)                                                        21.45%              30.07%                    29.85%(b)
Ratios/Supplemental Data:
  Expenses (to average daily net assets)*                                0.94%               1.03%                     1.10%(c)
  Net Investment Income (Loss) (to average daily net assets)*            0.19%              (0.10)%                   (0.07)%(c)
  Portfolio Turnover                                                       70%                123%                      102%(b)
  Net Assets, End of Year (000's omitted)                            $220,035             $66,312                   $45,373
-----------
*  For the periods indicated, the investment adviser voluntarily agreed not to impose all or a portion of its investment advisory fee and/ or reimbursed the Portfolio for a portion of its operating expenses. If this voluntary action had not been taken, the ratios would have been:

   Ratios (to average daily net assets):
     Expenses                                                             N/A                N/A                       1.10%(c)
     Net investment income (loss)                                         N/A                N/A                      (0.07)%(c)

(a) Total return for the Portfolio has been calculated based on the total return for the invested Fund, assuming all distributions were reinvested, and adjusted for the difference in expenses as set out in the notes to the financial statements. Total return would have been lower in the absence of expense waivers.
(b)  Not annualized.
(c)  Computed on an annualized basis.

    The accompanying notes are an integral part of the financial statements.

                   Mellon Institutional Funds Master Portfolio
                  The Boston Company Small Cap Value Portfolio

                          Notes to Financial Statements
--------------------------------------------------------------------------------

(1)  Significant Accounting Policies:

     Mellon Institutional Funds Master Portfolio (the "Portfolio Trust") was organized as a master trust fund under the laws of the State of New York on January 18, 1996 and is registered under the Investment Company Act of 1940, as amended, as an open-end, management investment company. The Boston Company Small Cap Value Portfolio (the "Portfolio"), a separate diversified investment series of the Portfolio Trust, commenced operations on January 28, 2003.

     The objective of the Portfolio is to achieve long-term growth of capital. The Portfolio seeks to achieve its objective by investing, under normal circumstances, at least 80% of net assets in equity securities of small cap U.S. companies.

     At September 30, 2005, there were two funds, The Boston Company Small Cap Value Fund and Dreyfus Premier Small Cap Equity Fund invested in the Portfolio (the "Funds"). The value of the Funds' investment in the Portfolio reflects the Funds' proportionate interests in the net assets of the Portfolio. At September 30, 2005, The Boston Company Small Cap Value Fund and the Dreyfus Premier Small Cap Equity Fund held 86% and 14% interests in the Portfolio, respectively.

     The following is a summary of significant accounting policies followed by the Portfolio in the preparation of its financial statements. The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

     A. Investment security valuations

     Securities for which quotations are readily available are valued at the last sale price, or if no sale price, at the closing bid price, or the NASDAQ official close if applicable, in the principal market in which such securities are normally traded. Securities (including illiquid securities) for which quotations are not readily available are valued at their fair value as determined in good faith under consistently applied procedures under the general supervision of the Trustees.

     Short-term instruments with less than sixty-one days remaining to maturity are valued at amortized cost, which approximates market value. If the Portfolio acquires a short-term instrument with more than sixty days remaining to its maturity, it is valued at current market value until the sixtieth day prior to maturity and will then be valued at amortized value based upon the value on such date unless the Trustees determine during such sixty-day period that amortized value does not represent fair value.

     B. Securities transactions and income

     Securities transactions are recorded as of trade date. Interest income is determined on the basis of interest accrued, adjusted for amortization of premium or discount on long-term debt securities when required for federal income tax purposes. Dividend income is recorded on the ex-dividend date. Realized gains and losses from securities sold are recorded on the identified cost basis. Dividends representing a return of capital are reflected as a reduction of cost.

     C. Income taxes

     The Portfolio is treated as a partnership for federal tax purposes. No provision is made by the Portfolio for federal or state taxes on any taxable income of the Portfolio because each investor in the Portfolio is ultimately responsible for the payment of any taxes. Since at least one of the Portfolio's investors is a regulated investment company that invests all or substantially all of its assets in the Portfolio, the Portfolio normally must satisfy the source of income and diversification requirements applicable to regulated investment companies (under the Internal Revenue
     Code) in order for its investors to satisfy them.

     D. Commitments and contingencies

     In the normal course of business, the Portfolio may enter into contracts and agreements that contain a variety of representations and warranties, which provide general indemnifications. The maximum exposure to the Portfolio under these arrangements is unknown, as this would involve future claims that may be made against the Portfolio that have not yet occurred. However, based on experience, the Portfolio expects the risks of loss to be remote.

                   Mellon Institutional Funds Master Portfolio
                  The Boston Company Small Cap Value Portfolio

                          Notes to Financial Statements
--------------------------------------------------------------------------------

     E. Affiliated issuers:

     Affiliated issuers are investment companies advised by The Boston Company Asset Management, LLC (TBCAM), a wholly-owned subsidiary of Mellon Financial Corporation, or its affiliates.

(2)  Investment Advisory and Other Transactions With Affiliates:

     The investment advisory fee paid to TBCAM for overall investment advisory, administrative services, and general office facilities, is paid monthly at the annual rate of 0.80% of the Portfolio's average daily net assets.

     The Portfolio has contracted with Mellon Bank, N.A. ("Mellon Bank"), a wholly owned subsidiary of Mellon Financial Corporation and an affiliate of TBCAM, to provide a custody, fund administration and fund accounting services for the Portfolio. For these services the Portfolio pays Mellon Bank a fixed fee plus fees that are asset and transaction based, as well as, out-of-pocket expenses. Pursuant to this agreement the Portfolio was charged $108,304 during the period ended September 30, 2005.

     The Portfolio entered into an agreement with Mellon Bank to perform certain securities lending activities and to act as the Portfolio lending agent. Mellon Bank receives an agreed upon percentage of the net lending revenues. This compensation is a standard form of compensation received by securities lending agents with respect to non-affiliated entities. Pursuant to this agreement, Mellon Bank received $13,144 for the period ended September 30, 2005. See Note 6 for further details.

     Effective July 1, 2005, the Trust reimburses Mellon Institutional Asset Management for a portion of the salary of the Trust's Chief Compliance Officer. No other director, officer or employee of TBCAM or its affiliates receives any compensation from the Trust or the Portfolio for serving as an officer or Trustee of the Trust. The Trust pays each Trustee who is not a director, officer or employee of TBCAM or its affiliates an annual fee and a per meeting fee as well as reimbursement for travel and out of pocket expenses. In addition, the Portfolio Trust pays the legal fees for the independent counsel of the Trustees.

(3)  Purchases and Sales of Investments:

     Purchases and proceeds from sales of investments, other than short-term obligations, for the period ended September 30, 2005 were $203,153,162 and $80,909,210, respectively. For the period ended September 30, 2005, the Portfolio did not purchase or sell any long-term U.S. Government securities.

(4)  Federal Taxes:

     The cost and unrealized appreciation (depreciation) in value of the investment securities owned at September 30, 2005, as computed on a federal income tax basis, were as follows:

              Aggregate cost                                 $218,517,094
                                                             ============
              Gross unrealized appreciation                  $ 24,486,108
              Gross unrealized depreciation                    (4,834,012)
                                                             ------------
              Net unrealized appreciation (depreciation)     $ 19,652,096
                                                             ============

(5)  Financial Instruments:

     In general, the following instruments are used for hedging purposes as described below. However, these instruments may also be used to seek to enhance potential gain in circumstances where hedging is not involved.

     The Portfolio may trade the following financial instruments with off-balance sheet risk:

     Options

     Call and put options give the holder the right to purchase or sell a security or currency or enter into a swap arrangement on a future date at a specified price. The Portfolio may use options to seek to hedge against risks of market exposure and changes in security prices and foreign currencies, as well as to seek to enhance returns. Writing puts and buying calls tend to increase the Portfolio's exposure to the underlying instrument. Buying puts and writing calls tend to decrease the Portfolio's exposure to the underlying instrument, or hedge other Portfolio investments. Options, both held and written by the Portfolio, are reflected in the accompanying Statement of Assets and Liabilities at market value. The underlying face amount at value of any open purchased options is shown in the Schedule of Investments. This amount reflects each contract's exposure to the

                   Mellon Institutional Funds Master Portfolio
                  The Boston Company Small Cap Value Portfolio

                          Notes to Financial Statements
--------------------------------------------------------------------------------

     underlying instrument at period end. Losses may arise from changes in the value of the underlying instruments if there is an illiquid secondary market for the contract or if the counterparty does not perform under the contract's terms.

     Premiums received from writing options which expire are treated as realized gains. Premiums received from writing options which are exercised or are closed are added to or offset against the proceeds or amount paid on the transaction to determine the realized gain or loss. Realized gains and losses on purchased options are included in realized gains and losses on investment securities, except purchased options on foreign currency which are included in realized gains and losses on foreign currency transactions. If a put option written by the Portfolio is exercised, the premium reduces the cost basis of the securities purchased by the Portfolio. The Portfolio, as a writer of an option, has no control over whether the underlying securities may be sold (call) or purchased (put) and as a result bears the market risk of an unfavorable change in the price of the security underlying the written option.

     Exchange traded options are valued at the last sale price, or if no sales are reported, the last bid price for purchased options and the last ask price for written options. Options traded over-the-counter are valued using prices supplied by the dealers.

     At September 30, 2005, the Portfolio did not enter into option transactions.

     Futures contracts

     The Portfolio may enter into futures contracts for the delayed sale or delivery of securities or contracts based on financial indices at a fixed price on a future date. Pursuant to margin requirements the Portfolio deposits either cash or securities in an amount equal to a certain percentage of the contract amount. Subsequent payments are made or received by the Portfolio each day, depending on the daily fluctuations in the value of the underlying security, and are recorded for financial statement purposes as unrealized gains or losses by the Portfolio. There are several risks in connection with the use of futures contracts as a hedging device. The change in value of futures contracts primarily corresponds with the value of their underlying instruments or indices, which may not correlate with changes in the value of hedged investments. Buying futures tends to increase the Portfolio's exposure to the underlying instrument, while selling futures tends to decrease the Portfolio's exposure to the underlying instrument or hedge other investments. In addition, there is the risk that the Portfolio may not be able to enter into a closing transaction because of an illiquid secondary market. Losses may arise if there is an illiquid secondary market or if the counterparty does not perform under the contract's terms. The Portfolio enters into financial futures transactions primarily to seek to manage its exposure to certain markets and to changes in securities prices and foreign currencies. Gains and losses are realized upon the expiration or closing of the futures contracts. Futures contracts are valued at the quoted daily settlement prices established by the exchange on which they trade.

     At September 30, 2005, the Portfolio held futures contracts. See the Schedule of Investments for further details.

(6)  Security Lending:

     The Portfolio may lend its securities to financial institutions which the Portfolio deems to be creditworthy. The loans are collateralized at all times with cash or securities with a market value at least equal to the market value of the securities on loan. The market value of securities loaned is determined daily and any additional required collateral is allocated to the Portfolio on the next business day. For the duration of a loan, the Portfolio receives the equivalent of the interest or dividends paid by the issuer on the securities loaned and also receives compensation from the investment of the collateral. As with other extensions of credit, the Portfolio bears the risk of delay in recovery or even loss of rights in its securities on loan should the borrower of the securities fail financially or default on its obligations to the Portfolio. In the event of borrower default, the Portfolio generally has the right to use the collateral to offset losses incurred. The Portfolio may incur a loss in the event it was delayed or prevented from exercising its rights to dispose of the collateral. The Portfolio also bears the risk in the event that the interest and/or dividends received on invested collateral is not sufficient to meet the Portfolio's obligations due on the loans.

     The Portfolio loaned securities during the period ended September 30, 2005 and earned interest on the invested collateral of $220,533 of which $189,839 was rebated to borrowers or paid in fees. At September 30, 2005, the Portfolio had securities valued at $13,108,246 on loan. See Schedule of Investments for further detail on the security positions on loan and collateral held.

(7)  Line of Credit:

     The Portfolio, and other subtrusts in the Portfolio Trust and funds in the Mellon Institutional Funds Investment Trust (the "Trust") are parties to a committed line of credit facility, which enables each portfolio/fund to borrow, in the aggregate, up to $35 million. Interest is charged to each participating portfolio/fund based on its borrowings at a rate equal to the Federal Funds effective rate plus 1/2 of 1%. In addition, a facility fee, computed at an annual rate of .060 of 1% on the committed amount, is allocated ratably among the participating portfolios/funds at the end of each quarter. For the period ended September 30, 2005, the facility fee was $1,994 for the Portfolio.

     During the period ended September 30, 2005, the Portfolio had average borrowings outstanding of $66,714 on a total of seven days and incurred $32 of interest expense.

                   Mellon Institutional Funds Master Portfolio
                  The Boston Company Small Cap Value Portfolio

             Report of Independent Registered Public Accounting Firm
--------------------------------------------------------------------------------


To the Trustees of the Mellon Institutional Funds Master Portfolio and Investors of The Boston Company Small Cap Value Portfolio:

In our opinion, the accompanying statement of assets and liabilities, including the schedule of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of The Boston Company Small Cap Value Portfolio ( the "Portfolio") at September 30, 2005, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Portfolio's management. Our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at September 30, 2005 by correspondence with the custodian and brokers, provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP
New York, New York
November 18, 2005

Trustees and Officers

The following table lists the Trust's trustees and officers; their address and date of birth; their position with the Trust; the length of time holding that position with the Trust; their principal occupation(s) during the past five years; the number of portfolios in the fund complex they oversee; other directorships they hold in companies subject to registration or reporting requirements of the Securities Exchange Act of 1934 (generally called "public companies") or in registered investment companies; and total remuneration paid as of the period ended September 30, 2005. The Trust's Statement of Additional Information includes additional information about the Trust's trustees and is available, without charge, upon request by writing The Mellon Institutional Funds at P.O. Box 8585, Boston, MA 02266-8585 or calling toll free 1-800-221-4795.

Independent Trustees

                                                                                     Number of                          Trustee
                                                              Principal             Portfolios in      Other         Remuneration
Name                                    Term of Office       Occupation(s)         Fund Complex    Directorships    (period ended
Address, and              Position(s)   and Length of         During Past          Overseen by        Held by       September 30,
Date of Birth           Held with Trust  Time Served            5 Years              Trustee          Trustee           2005)
------------------------------------------------------------------------------------------------------------------------------------
Samuel C. Fleming           Trustee      Trustee          Chairman Emeritus,           33              None             $299
c/o Decision Resources,                  since            Decision Resources,
Inc.                                     11/3/1986        Inc. ("DRI")
260 Charles Street                                        (biotechnology
Waltham, MA 02453                                         research and
9/30/40                                                   consulting firm);
                                                          formerly Chairman of
                                                          the Board and Chief
                                                          Executive Officer,
                                                          DRI

Caleb Loring III            Trustee      Trustee          Trustee, Essex Street        33              None             $311
c/o Essex Street                         since            Associates (family
Associates                               11/3/1986        investment trust
P.O. Box 5600                                             office)
Beverly, MA 01915
11/14/43

Benjamin M. Friedman        Trustee      Trustee          William Joseph               33              None             $299
c/o Harvard University                   since            Maier, Professor of
Littaver Center 127                      9/13/1989        Political Economy,
Cambridge, MA 02138                                       Harvard University
8/5/44

John H. Hewitt              Trustee      Trustee          formerly Trustee,            33              None             $299
P.O. Box 2333                            since            Mertens House, Inc.
New London, NH 03257                     11/3/1986        (hospice)
4/11/35

Interested Trustees

Patrick J. Sheppard    Trustee, President   Since 2003    President and Chief          33              None             $0
Mellon Institutional      and Chief                       Operating Officer of
Asset Management       Executive Officer                  The Boston Company
One Boston Place                                          Asset Management,
Boston, MA 02108                                          LLC; formerly Senior
7/24/65                                                   Vice President and
                                                          Chief Operating
                                                          Officer, Mellon
                                                          Institutional Asset
                                                          Management ("MIAM")
                                                          and Vice President
                                                          and Chief Financial
                                                          Officer, MIAM

Principal Officers who are Not Trustees

Name                                              Term of Office
Address, and                Position(s)           and Length of                      Principal Occupation(s)
Date of Birth             Held with Trust          Time Served                          During Past 5 Years
---------------------------------------------------------------------------------------------------------------------------
Barbara A. McCann         Vice President           Since 2003         Senior Vice President and Head of Operations,
Mellon Institutional      and Secretary                               Mellon Institutional Asset Management; formerly First
Asset Management                                                      Vice President, Mellon Institutional Asset Management
One Boston PLace                                                      and Mellon Global Investments
Boston, MA 02108
2/20/61

Steven M. Anderson        Vice President           Vice President     Vice President and Mutual Funds Controller,
Mellon Institutional      and Treasurer            since 1999;        Mellon Institutional Asset Management
Asset Management                                   Treasurer
One Boston Place                                   since 2002
Boston, MA 02108
7/14/65

Denise B. Kneeland        Assistant Vice           Since 1996         Vice President and Manager, Mutual Funds
Mellon Institutional        President                                 Operations, Mellon Institutional Asset Management
Asset Management
One Boston Place
Boston, MA 02108
8/19/51

Cara E. Hulgren           Assistant Vice           Since 2001         Assistant Vice President and Compliance Manager,
Mellon Institutional        President                                 Mellon Institutional Asset Management ("MIAM");
Asset Management                                                      formerly Shareholder Services, MIAM and Shareholder
One Boston Place                                                      Representative, Standish Mellon Asset Management
Boston, MA 02108                                                      Company LLC
1/19/71

Mary T. Lomasney              Chief                Since 2005         First Vice President, Mellon Institutional Asset
Mellon Institutional       Compliance                                 Management and Chief Compliance Officer,
Asset Management             Officer                                  Mellon Funds Distributor; formerly Director,
One Boston PLace                                                      Blackrock, Inc. Senior Vice President, State Street
Boston, MA 02108                                                      Research & Management Company ("SSRM"),
4/8/57                                                                Vice President, SSRM

                       THIS PAGE INTENTIONALLY LEFT BLANK

[LOGO] Mellon
       --------------------------
       Mellon Institutional Funds

       One Boston Place
       Boston, MA 02108-4408
       800.221.4795
       www.melloninstitutionalfunds.com

Item 2.  Code of Ethics.

         The Registrant has adopted a Code of Ethics, as defined in Item 2(b) of Form N-CSR, that applies to the Principal Executive Officer and Principal Financial Officer. For the fiscal year ended September 30, 2005, there were no amendments to a provision of the Code of Ethics nor were there any waivers granted from a provision of the Code of Ethics. A copy of the Registrant's Code of Ethics that applies to the Principal Executive Officer and Principal Financial Officer is filed as an exhibit to this Form N-CSR under item 12(a)(1).

Item 3.  Audit Committee Financial Expert.

         The Registrant's Board of Trustees has determined that the Registrant has more than one audit committee financial expert, as defined in Item 3 of Form N-CSR, serving on its audit committee. The audit committee financial experts serving on the Registrant's audit committee are John
         H. Hewitt and Caleb Loring III, both of whom are "independent" pursuant to paragraph (a)(2) of Item 3 of Form N-CSR. Mr. Hewitt served at Morgan Stanley as a securities analyst and also in a supervisory role regarding analysis. He has held a chartered financial analyst designation, as well as a master's degree in business administration from Harvard University. He has been a member of the Registrant's audit committee since its inception. Mr. Loring served as an executive in the commercial lending division of the Bank of Boston, N.A., performing and supervising credit analyses and reviewing financial statements of potential and existing borrowers. Also, Mr. Loring has served as a private trustee in the Ayer Family Office, where his duties involve financial statement analysis. He has been a member of the Registrant's audit committee since its inception, and has served on the audit committees of several privately held companies.

Item 4.  Principal Accountant Fees and Services.

     (a) AUDIT FEES: The aggregate fees billed for professional services rendered by the Registrant's principal accountant, PricewaterhouseCoopers LLP, for the audit of the Registrant's annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for the fiscal years ended September 30, 2005 and 2004 were $107,759 and $143,487, respectively.

     (b) AUDIT-RELATED FEES: The aggregate fees billed for the fiscal years ended September 30, 2005 and 2004 for assurance and related services by PricewaterhouseCoopers LLP that are reasonably related to the performance of the audit of the Registrant's financial statements and are not reported under paragraph (a) of this Item were $57,000 and $57,000, respectively. The nature of the services comprising the fees disclosed under this Item for both years consist of the examination of securities and similar investments of the Registrant's investment series pursuant to the requirements of Rule 17f-2 under the Investment Company Act of 1940.

     (c) TAX FEES: The aggregate fees billed for the fiscal years ended September 30, 2005 and 2004 for professional services rendered by PricewaterhouseCoopers LLP for tax compliance, tax advice, and tax planning were $13,752 and $6,283, respectively.

     (d) ALL OTHER FEES: Other than the services reported in paragraphs (a) through (c) of this Item, PricewaterhouseCoopers LLP billed no other fees for products or services provided for the fiscal years ended September 30, 2005 and 2004.

     (e) (1) AUDIT COMMITTEE PRE-APPROVAL POLICY: The Registrant's audit committee pre-approves all audit and non-audit services to be performed by the Registrant's accountant before the accountant is engaged by the Registrant to perform such services.

     (e)  (2) 100% of the services described in each of paragraphs (b) through
          (d) of this Item 4 were pre-approved by the Registrant's audit committee before the accountant was engaged by the Registrant to perform such services.

     (f)  Not applicable.

     (g) The aggregate non-audit fees billed by PricewaterhouseCoopers LLP for services rendered to the Registrant and the Registrant's investment advisers, and any entity controlling, controlled by or under common control with the advisers that provides ongoing services to the Registrant for the fiscal years ended September 30, 2005 and 2004 were $0 and $31,000, respectively. Services provided in 2004 included the review and documentation of the Registrant's change in custodian and fund accounting agent and the review and issuance of consent related to the registration and filing of a new fund on Form N-1A. The aggregate non-audit fees billed by the Registrant's accountant for services rendered to the Registrant's transfer agent by PricewaterhouseCoopers LLP for the fiscal years ended September 30, 2005 and 2004 were $75,000 and $43,708, respectively. Services provided in both years included a review of the transfer agency function and to issue a report under Rule 17Ad-13(a)(3) of the Securities and Exchange Act of 1934.

     (h) The Registrant's Audit Committee of the Board of Trustees had pre-approved all of the non-audit services that were rendered to the Registrant's investment advisers and any entity controlling, controlled by, or under common control with the investment advisers that provides ongoing services to the Registrant, and no such non-audit services were not pre-approved.

Item 5.  Audit Committee of Listed Registrants.

         Not applicable to the Registrant.

Item 6.  Schedule of Investments

         Included as part of the report to shareholders filed under Item 1 of this Form N-CSR.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

         Not applicable to the Registrant.

Item 8.  Portfolio Managers of Closed-End Management Investment Companies.

         Not applicable to the Registrant.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

         Not applicable to the Registrant.

Item 10. Submission of Matters to a Vote of Security Holders.

         There have been no material changes.

Item 11. Controls and Procedures.

     (a) The Registrant's Principal Executive Officer and Principal Financial Officer concluded that the Registrant's disclosure controls and procedures are effective based on their evaluation of the Registrant's disclosure controls and procedures as of a date within 90 days prior to the filing date of this report (the "Evaluation Date" as defined in Rule 30a-3(c) under the Investment Company Act of 1940).

     (b) There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940 that occurred during the Registrant's second fiscal half-year that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 12. Exhibits.

     (a)(1) Code of Ethics required by Item 2 is attached hereto as an exhibit.

     (a)(2) Certifications of the Principal Executive Officer and Principal Financial Officer of the Registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940 are attached hereto as
            Exhibit 99CERT.302

     (b) Certifications as required by Rule 30a-2(b) under the Investment Company Act of 1940 and pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 are attached hereto as Exhibit 99CERT.906.

                                   SIGNATURES


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)               Mellon Institutional Funds Master Portfolio

By (Signature and Title):  /s/ Barbara A. McCann
                           -----------------------------------------------------
                           Barbara A. McCann, Vice President and Secretary

                           Date:  December 9, 2005



Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities, and on the dates indicated.


By (Signature and Title):  /s/ Patrick J. Sheppard
                           -----------------------------------------------------
                           Patrick J. Sheppard, President and Chief
                           Executive Officer

                           Date:  December 9, 2005



By (Signature and Title):  /s/ Steven M. Anderson
                           -----------------------------------------------------
                           Steven M. Anderson, Vice President and Treasurer

                           Date:  December 9, 2005

    CERTIFICATION PURSUANT TO SECTION 302 OF THE SARBANES-OXLEY ACT OF 2002:

I, Patrick J. Sheppard, certify that:

1. I have reviewed this report on Form N-CSR of Mellon Institutional Funds Master Portfolio (the "Registrant");

2. Based on my knowledge, this report does not contain any untrue statement of a material fact or omit to state a material fact necessary to make the statements made, in light of the circumstances under which such statements were made, not misleading with respect to the period covered by this report;

3. Based on my knowledge, the financial statements, and other financial information included in this report, fairly present in all material respects the financial condition, results of operations, changes in net assets, and cash flows (if the financial statements are required to include a statement of cash flows) of the registrant as of, and for, the periods presented in this report;

4. The registrant's other certifying officer(s) and I are responsible for establishing and maintaining disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) and internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) for the registrant and have:

     (a) Designed such disclosure controls and procedures, or caused such disclosure controls and procedures to be designed under our supervision, to ensure that material information relating to the registrant, including its consolidated subsidiaries, is made known to us by others within those entities, particularly during the period in which this report is being prepared;

     (b) Designed such internal control over financial reporting, or caused such internal control over financial reporting to be designed under our supervision, to provide reasonable assurance regarding the reliability of financial reporting and the preparation of financial statements for external purposes in accordance with generally accepted accounting principles;

     (c) Evaluated the effectiveness of the registrant's disclosure controls and procedures and presented in this report our conclusions about the effectiveness of the disclosure controls and procedures, as of a date within 90 days prior to the filing date of this report based on such evaluation; and

     (d) Disclosed in this report any change in the registrant's internal control over financial reporting that occurred during the registrant's most recent fiscal half-year (the registrant's second fiscal half-year in the case of an annual report) that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting; and

5. The registrant's other certifying officer(s) and I have disclosed to the registrant's auditors and the audit committee of the registrant's board of directors (or persons performing the equivalent functions):

     (a) All significant deficiencies and material weaknesses in the design or operation of internal control over financial reporting which are reasonably likely to adversely affect the registrant's ability to record, process, summarize, and report financial information; and

     (b) Any fraud, whether or not material, that involves management or other employees who have a significant role in the registrant's internal control over financial reporting.


Date:  December 9, 2005                 /s/ Patrick J. Sheppard
                                        -------------------------------------
                                        Patrick J. Sheppard
                                        President and Chief Executive Officer

    CERTIFICATION PURSUANT TO SECTION 302 OF THE SARBANES-OXLEY ACT OF 2002:

I, Steven M. Anderson, certify that:

1. I have reviewed this report on Form N-CSR of Mellon Institutional Funds Master Portfolio (the "Registrant");

2. Based on my knowledge, this report does not contain any untrue statement of a material fact or omit to state a material fact necessary to make the statements made, in light of the circumstances under which such statements were made, not misleading with respect to the period covered by this report;

3. Based on my knowledge, the financial statements, and other financial information included in this report, fairly present in all material respects the financial condition, results of operations, changes in net assets, and cash flows (if the financial statements are required to include a statement of cash flows) of the registrant as of, and for, the periods presented in this report;

4. The registrant's other certifying officer(s) and I are responsible for establishing and maintaining disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) and internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) for the registrant and have:

     (a) Designed such disclosure controls and procedures, or caused such disclosure controls and procedures to be designed under our supervision, to ensure that material information relating to the registrant, including its consolidated subsidiaries, is made known to us by others within those entities, particularly during the period in which this report is being prepared;

     (b) Designed such internal control over financial reporting, or caused such internal control over financial reporting to be designed under our supervision, to provide reasonable assurance regarding the reliability of financial reporting and the preparation of financial statements for external purposes in accordance with generally accepted accounting principles;

     (c) Evaluated the effectiveness of the registrant's disclosure controls and procedures and presented in this report our conclusions about the effectiveness of the disclosure controls and procedures, as of a date within 90 days prior to the filing date of this report based on such evaluation; and

     (d) Disclosed in this report any change in the registrant's internal control over financial reporting that occurred during the registrant's most recent fiscal half-year (the registrant's second fiscal half-year in the case of an annual report) that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting; and

5. The registrant's other certifying officer(s) and I have disclosed to the registrant's auditors and the audit committee of the registrant's board of directors (or persons performing the equivalent functions):

     (a) All significant deficiencies and material weaknesses in the design or operation of internal control over financial reporting which are reasonably likely to adversely affect the registrant's ability to record, process, summarize, and report financial information; and

     (b) Any fraud, whether or not material, that involves management or other employees who have a significant role in the registrant's internal control over financial reporting.


Date:  December 9, 2005                 /s/ Steven M. Anderson
                                        ----------------------------
                                        Steven M. Anderson
                                        Vice President and Treasurer

    CERTIFICATION PURSUANT TO SECTION 906 OF THE SARBANES-OXLEY ACT OF 2002


Patrick J. Sheppard, President and Chief Executive Officer and Steven M. Anderson, Vice President and Treasurer of Mellon Institutional Funds Master Portfolio (the "Registrant"), each certify to the best of their knowledge that:

1. The Registrant's periodic report on Form N-CSR for the period ended September 30, 2005 (the "Form N-CSR") fully complies with the requirements of Section 15(d) of the Securities Exchange Act of 1934, as amended; and

2. The information contained in the Form N-CSR fairly presents, in all material respects, the financial condition and results of operations of the Registrant.





/s/ Patrick J. Sheppard
-------------------------------------
Patrick J. Sheppard
President and Chief Executive Officer

Date: December 9, 2005



/s/ Steven M. Anderson
-------------------------------------
Steven M. Anderson
Vice President and Treasurer

Date: December 9, 2005




A signed original of this written statement required by Rule 30a-216, under the Investment Company Act of 1940 and 18 U.S.C. ss. 1350 will be retained by the Registrant and furnished to the Securities and Exchange Commission or its staff upon request.

This certification is being furnished to the Securities and Exchange Commission solely pursuant to Rule 30a-2(b) under the Investment Company Act of 1940, as amended, and 18 U.S.C. ss. 1350 and is not being filed as part of the Form N-CSR with the Commission.